As filed with the U.S. Securities and Exchange Commission on March 27, 2002

                                                                File No. 2-73948
                                                               File No. 811-3258
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]

         Pre-Effective Amendment No.                                     [ ]

                                     --
         Post-Effective Amendment No. 64                                 [X]
                                      --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

         Amendment No. 65                                                [X]
                       --

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
              -----------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005
        -----------------------------------------------------------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,

          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b)
---
 X  on March 30, 2002 pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on (date) pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    on (date) pursuant to paragraph (a)(2) of Rule 485
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company and the Directors and principal officers of Dimensional Emerging Markets Value Fund Inc. also have executed this registration statement.


                      Title of Securities Being Registered:
                      -------------------------------------

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                          U.S. LARGE COMPANY PORTFOLIO
                         U.S. LARGE CAP VALUE PORTFOLIO
                          U.S. SMALL XM VALUE PORTFOLIO
                         U.S. SMALL CAP VALUE PORTFOLIO
                            U.S. SMALL CAP PORTFOLIO
                            U.S. MICRO CAP PORTFOLIO
                      DFA REAL ESTATE SECURITIES PORTFOLIO
                        LARGE CAP INTERNATIONAL PORTFOLIO
                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                        JAPANESE SMALL COMPANY PORTFOLIO
                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                       CONTINENTAL SMALL COMPANY PORTFOLIO
                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS VALUE PORTFOLIO
                      EMERGING MARKETS SMALL CAP PORTFOLIO
                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                        TAX-MANAGED U.S. EQUITY PORTFOLIO
                            VA SMALL VALUE PORTFOLIO
                            VA LARGE VALUE PORTFOLIO
                        VA INTERNATIONAL VALUE PORTFOLIO
                        VA INTERNATIONAL SMALL PORTFOLIO
                          VA SHORT-TERM FIXED PORTFOLIO
                            VA GLOBAL BOND PORTFOLIO
               AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                       LD U.S. MARKETWIDE VALUE PORTFOLIO
                       HD U.S. MARKETWIDE VALUE PORTFOLIO
                          LD U.S. MARKETWIDE PORTFOLIO
                          HD U.S. MARKETWIDE PORTFOLIO

                                    CONTENTS

This Post-Effective Amendment No. 64/65 to Registration File Nos.
2-73948/811-3258 includes the following:

1.       FACING PAGE (1)

2.       CONTENTS PAGE

3. PART A -- Prospectus relating to the Registrant's U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio series of shares

4. PART A -- Prospectus relating to the Registrant's Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio and Tax-Managed U.S. Equity Portfolio series of shares

5. PART A -- Prospectus relating to the Registrant's VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio series of shares

6. PART A -- Prospectus relating to the Registrant's LD U.S. Marketwide Value Portfolio, HD U.S. Marketwide Value Portfolio, LD U.S. Marketwide Portfolio and HD U.S. Marketwide Portfolio series of shares

7.       PART A -- Prospectus (1)

8. PART B -- Statement of Additional Information relating to the Registrant's U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio series of shares

9. PART B -- Statement of Additional Information relating to the Registrant's Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio and Tax-Managed U.S. Equity Portfolio series of shares

10. PART B -- Statement of Additional Information relating to the Registrant's VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio series of shares

11. PART B -- Statement of Additional Information relating to the Registrant's LD U.S. Marketwide Value Portfolio, HD U.S. Marketwide Value Portfolio, LD U.S. Marketwide Portfolio and HD U.S. Marketwide Portfolio series of shares

12.      PART B -- Statement of Additional Information (1)

13.      PART C -- Other Information

14.      SIGNATURES

(1) The Prospectus and Statement of Additional Information relating to the Registrant's AAM/DFA International High Book to Market Portfolio series of shares, dated March 30, 2002, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 34/35 to the Registration Statement of Dimensional Investment Group Inc., filed March 27, 2002 (File Nos. 33-33980/811-6067).

                              P R O S P E C T U S


                                 MARCH 30, 2002
 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.


                      DFA INVESTMENT DIMENSIONS GROUP INC.
                 ---------------------------------------------
                       DIMENSIONAL INVESTMENT GROUP INC.

  The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies' Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. DFA International Value Portfolio is offered by Dimensional Investment Group Inc. The other listed Portfolios are part of DFA Investment
                 Dimensions Group Inc. The Portfolios described
                              in this Prospectus:

     Are generally available only to institutional investors and clients of registered investment advisors.
                   Do not charge sales commissions or loads.
                     Are designed for long-term investors.

                 PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:


                                         DOMESTIC EQUITY SECURITIES

      U.S. Large Company Portfolio                      U.S. Small Cap Value Portfolio
      Enhanced U.S. Large Company Portfolio             U.S. Small Cap Portfolio
      U.S. Large Cap Value Portfolio                    U.S. Micro Cap Portfolio
      U.S. Small XM Value Portfolio                     DFA Real Estate Securities Portfolio

                                      INTERNATIONAL EQUITY SECURITIES

      Large Cap International Portfolio                 Continental Small Company Portfolio
      DFA International Value Portfolio                 DFA International Small Cap Value Portfolio
      International Small Company Portfolio             Emerging Markets Portfolio
      Japanese Small Company Portfolio                  Emerging Markets Value Portfolio
      Pacific Rim Small Company Portfolio               Emerging Markets Small Cap Portfolio
      United Kingdom Small Company Portfolio

                                          FIXED INCOME SECURITIES

      DFA One-Year Fixed Income Portfolio               DFA Five-Year Global Fixed Income Portfolio
      DFA Two-Year Global Fixed Income Portfolio        DFA Intermediate Government Fixed Income
      DFA Five-Year Government Portfolio                  Portfolio


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY.........................................    1

  ABOUT THE PORTFOLIOS......................................    1
  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    3
  OTHER RISKS...............................................    7
  RISK AND RETURN BAR CHARTS AND TABLES.....................    8

FEES AND EXPENSES...........................................   15

SECURITIES LENDING REVENUE..................................   18

HIGHLIGHTS..................................................   18

U.S. LARGE COMPANY PORTFOLIO................................   19

ENHANCED U.S. LARGE COMPANY PORTFOLIO.......................   19

STANDARD & POOR'S--INFORMATION AND DISCLAIMERS..............   20

U.S. VALUE PORTFOLIOS.......................................   21

U.S. SMALL COMPANY PORTFOLIOS...............................   23

DFA REAL ESTATE SECURITIES PORTFOLIO........................   25

INTERNATIONAL PORTFOLIOS--COUNTRIES.........................   26

  LARGE CAP INTERNATIONAL PORTFOLIO.........................   27
  DFA INTERNATIONAL VALUE PORTFOLIO.........................   28
  INTERNATIONAL SMALL COMPANY PORTFOLIOS....................   28
  SMALL COMPANY MASTER FUNDS................................   31
  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO...............   32

EMERGING MARKETS PORTFOLIO, EMERGING MARKETS VALUE PORTFOLIO
  AND EMERGING MARKETS SMALL CAP PORTFOLIO..................   32

FIXED INCOME PORTFOLIOS.....................................   35

PORTFOLIO TURNOVER..........................................   39

PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS......................   40

SECURITIES LOANS............................................   40

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............   40

MANAGEMENT OF THE FUNDS.....................................   41

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............   42

PURCHASE OF SHARES..........................................   44

VALUATION OF SHARES.........................................   46

EXCHANGE OF SHARES..........................................   48

REDEMPTION OF SHARES........................................   49

THE FEEDER PORTFOLIOS.......................................   50

FINANCIAL HIGHLIGHTS........................................   51

SERVICE PROVIDERS...........................................   76

RISK/RETURN SUMMARY

ABOUT THE PORTFOLIOS
-------------------

The Portfolios:

- Are generally offered to institutional investors and clients of registered investment advisers.


-  Do not charge sales commissions or "loads."


-  Are designed for long-term investors.

[SIDENOTE]

The Portfolios are no-load and low cost.
[END OF SIDENOTE]

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money. Fixed income Portfolios are particularly sensitive to changing interest rates.

SOME PORTFOLIOS HAVE SPECIAL STRUCTURES: Certain Portfolios, called "Feeder Portfolios," do not buy individual securities directly. Instead, they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

[SIDENOTE]

A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund's shares. The two have the same gross investment returns. [END OF SIDENOTE]

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.)

EQUITY INVESTMENT APPROACH:
-------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market capitalization weighted.

U.S. Large Company Portfolio buys shares of a Master Fund that is managed differently. Because this Master Fund is an index fund, its only criteria for holding a stock is whether the stock is in the S&P 500-Registered Trademark-Index.

In contrast, the Master Fund whose shares are purchased by the Enhanced Large Company Portfolio generally invests in S&P futures contracts and fixed income securities.

Certain Domestic Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Creating an initial universe of securities based on total market capitalization.

2. Identifying a sub-set of companies meeting the Advisor's investment guidelines.

3. Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock's market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Master Fund of the U.S. Small Cap Portfolio generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization, and the Master Fund of the U.S. Large Cap Value Portfolio generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.

FIXED INCOME INVESTMENT APPROACH:
-------------------------------

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1.  Setting a maturity range.

2.  Implementing the Advisor's quality and eligibility guidelines.

3.  Purchasing securities with a view to maximizing returns.

[SIDENOTE]
MARKET CAPITALIZATION MEANS the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").
[END OF SIDENOTE]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

DOMESTIC EQUITY PORTFOLIOS:

THE U.S. LARGE COMPANY PORTFOLIOS
-------------------------------

U.S. LARGE COMPANY PORTFOLIO

- INVESTMENT OBJECTIVE: Produce returns similar to those of the S&P 500-Registered Trademark- Index.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that invests in S&P 500-Registered Trademark- Index stocks in about the same proportions as they are found in the S&P 500-Registered Trademark- Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

-  INVESTMENT OBJECTIVE: Outperform the S&P 500-Registered Trademark- Index.


- INVESTMENT STRATEGY: Purchase shares of a Master Fund that generally invests in S&P 500-Registered Trademark- Index futures and short-term fixed income obligations. The Master Fund's investment in fixed income obligations may include securities of foreign issuers. The Master Fund hedges foreign currency risk.


[SIDENOTE]
ABOUT THE S&P 500 INDEX: The Standard & Poor's 500 Composite Stock Price Index is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.
[END OF SIDENOTE]


FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).


THE U.S. VALUE PORTFOLIOS
----------------------


U.S. LARGE CAP VALUE PORTFOLIO
U.S. SMALL XM VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO


-  INVESTMENT OBJECTIVE(S): Long-term capital appreciation.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases value stocks of United States companies on a market capitalization weighted basis.

- HOW THE PORTFOLIOS DIFFER: The Master Funds focus on different parts of the value stocks universe:

   - U.S. Large Cap Value Portfolio -- Large capitalization stocks.

   - U.S. Small XM Value Portfolio -- Small capitalization stocks, generally not purchasing the smallest micro capitalization stocks and including the larger small capitalization stocks.

   - U.S. Small Cap Value Portfolio -- Smaller capitalization stocks.

[SIDENOTE]
"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.
In selecting value stocks, the Advisor primarily considers price relative to book value.
[END OF SIDENOTE]

MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

THE U.S. SMALL COMPANY PORTFOLIOS
-------------------------------


U.S. SMALL CAP PORTFOLIO
U.S. MICRO CAP PORTFOLIO


-  INVESTMENT OBJECTIVE(S): Long-term capital appreciation.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases the smallest company stocks using a market cap weighted approach.

- HOW THE PORTFOLIOS DIFFER: The Master Funds focus on different parts of the small company stocks universe:

   U.S. Small Cap Portfolio -- Stocks of small and very small companies.

   U.S. Micro Cap Portfolio -- Stocks of very small companies.

RISK OF VERY SMALL COMPANIES: Securities of very small firms are often less liquid than those of larger companies. As a result, the stocks of very small companies may fluctuate more in price than the stocks of larger companies.

DFA REAL ESTATE SECURITIES PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation

- INVESTMENT STRATEGY: Invest in publicly traded real estate investment trusts ("REITS") on a market capitalization weighted basis.

RISK OF CONCENTRATING IN THE REAL ESTATE INDUSTRY: DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The Portfolio's exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership. Its performance may be materially different from the broad U.S. equity market.

INTERNATIONAL PORTFOLIOS:

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Portfolios and Master Funds generally do not hedge foreign currency risk.

LARGE CAP INTERNATIONAL PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Purchase stocks of large, non-U.S. companies on a market capitalization weighted basis in each applicable country.

[SIDENOTE]
Most Portfolios and Master Funds do not hedge their foreign currency risks. [END OF SIDENOTE]

DFA INTERNATIONAL VALUE PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

THE INTERNATIONAL SMALL COMPANY PORTFOLIOS
---------------------------------------


INTERNATIONAL SMALL COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO
PACIFIC RIM SMALL COMPANY PORTFOLIO
UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINENTAL SMALL COMPANY PORTFOLIO


-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

- INVESTMENT STRATEGY OF THE INTERNATIONAL SMALL COMPANY PORTFOLIO: Invest in the Master Funds employed by the other International Small Company Portfolios.

-  INVESTMENT STRATEGY OF EACH OTHER INTERNATIONAL SMALL COMPANY PORTFOLIO:
   Purchase shares of a Master Fund that uses a market capitalization weighted approach to buy small company stocks of a specific country or region.

DFA INTERNATIONAL SMALL CAP VALUE

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Acquire value stocks of small non-U.S. companies on a market capitalization weighted basis in each applicable country.

THE EMERGING MARKETS PORTFOLIOS
-----------------------------

EMERGING MARKETS PORTFOLIO
EMERGING MARKETS VALUE PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO

-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

-  INVESTMENT STRATEGY: Invest in a Master Fund that buys:

   - Emerging Markets Portfolio -- Stocks of larger emerging markets companies.

   - Emerging Markets Small Cap Portfolio -- Stocks of smaller emerging markets companies.

   - Emerging Markets Value Portfolio -- Value stocks of emerging markets companies.

EMERGING MARKETS RISK: Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

[SIDENOTE]

EMERGING MARKETS are countries with less developed economies not yet at the level of the world's mature economies.
[END OF SIDENOTE]

FIXED INCOME PORTFOLIOS:

DFA ONE-YEAR FIXED INCOME PORTFOLIO


- INVESTMENT OBJECTIVE: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.



- INVESTMENT STRATEGY: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.


RISK OF BANKING CONCENTRATION: Focus on the banking industry would link the performance of the DFA One-Year Fixed Income and/or the Two-Year Global Fixed Income Portfolios to changes in performance of the banking industry generally. For example, a change in the market's perception of the riskiness of banks compared to non-banks would cause the Portfolio's values to fluctuate.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO


- INVESTMENT OBJECTIVE: Maximize total returns consistent with preservation of capital.



- INVESTMENT STRATEGY: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Master Fund also plans to invest significantly in the banking industry if particular conditions occur. The Master Fund hedges foreign currency risks.



FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).


DFA FIVE-YEAR GOVERNMENT PORTFOLIO


- INVESTMENT OBJECTIVE: Maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies.



- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.


DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO


- INVESTMENT OBJECTIVE: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.



FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).


DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO


- INVESTMENT OBJECTIVE: Earn current income consistent with preservation of capital.



- INVESTMENT STRATEGY: Invest in high quality, low-risk obligations of the U.S. government and its agencies with maturities of between five and fifteen years.


OTHER RISKS
-----------

DERIVATIVES:
----------


Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). DFA Two-Year Global Fixed Income Portfolio, Enhanced U.S. Large Company Portfolio and DFA Five-Year Global Fixed Income Portfolio use foreign currency contracts to hedge foreign currency risks. In an attempt to achieve its investment objectives, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to hedge against changes in securities prices. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.


SECURITIES LENDING:
----------------

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

RISK AND RETURN BAR CHARTS AND TABLES
--------------------------------------


The Bar Charts and Tables immediately following illustrate the variability of each Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year (or since inception, if shorter) returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.



Prior to March 30, 2002, reimbursement fees were charged to purchasers of shares of certain Portfolios and paid to the Portfolio to offset costs incurred by the Portfolio when investing the proceeds from the sale of its shares. These reimbursement fees are reflected in the historical performance for these Portfolios presented in the Tables.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. LARGE
COMPANY PORTFOLIO

TOTAL RETURNS (%)
1992                 7.31
1993                 9.61
1994                 1.29
1995                37.08
1996                22.62
1997                33.07
1998                28.67
1999                20.78
2000                -9.25
2001               -12.07

JANUARY 1992-DECEMBER 2001                 LOWEST QUARTER
     HIGHEST QUARTER
21.42                       (10/98-12/98)          -14.72  (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE    TEN
           ANNUALIZED RETURNS (%)              YEAR   YEARS  YEARS
U.S. LARGE COMPANY PORTFOLIO
Return Before Taxes                           -12.07  10.54  12.70
Return After Taxes on Distributions           -12.51   9.93  11.82
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -7.36   8.44  10.43
S&P 500 INDEX                                 -11.88  10.70  12.93

ENHANCED U.S. LARGE COMPANY PORTFOLIO

TOTAL RETURNS (%)
1997                32.73
1998                29.54
1999                19.37
2000                -9.65
2001               -11.39

JANUARY 1997-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
21.87                       (10/98-12/98)          -13.85  (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 8/96
           ANNUALIZED RETURNS (%)              YEAR   YEARS  INCEPTION
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Return Before Taxes                           -11.39  10.44      12.83
Return After Taxes on Distributions           -11.39   5.91       7.96
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -6.93   6.81       8.59
S&P 500 INDEX                                 -11.88  10.70      13.05

U.S. LARGE CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
1994               -4.54
1995               38.36
1996               20.22
1997               28.13
1998               11.98
1999                4.80
2000               10.21
2001                3.85

JANUARY 1994-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
16.78                       (10/98-12/98)          -17.08  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE   SINCE 4/93
           ANNUALIZED RETURNS (%)             YEAR   YEARS  INCEPTION
U.S. LARGE CAP VALUE PORTFOLIO
Return Before Taxes                            3.85  11.47      13.14
Return After Taxes on Distributions            1.01   8.59      10.85
Return After Taxes on Distributions and Sale
of Portfolio Shares                            4.35   8.69      10.35
RUSSELL 1000 VALUE INDEX                      -5.59  11.14      13.43

U.S. SMALL XM VALUE PORTFOLIO

TOTAL RETURNS (%)
2001               17.92

JANUARY 2001-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
19.85 (10/01-12/01)         -15.77 (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001         ONE   SINCE 3/00
Annualized Returns (%)                         Year   Inception
U.S. SMALL XM VALUE PORTFOLIO
Return Before Taxes                           17.92       22.56
Return After Taxes on Distributions           15.61       19.99
Return After Taxes on Distributions and Sale
of Portfolio Shares                           11.50       17.11
RUSSELL 2000 VALUE INDEX                      14.02       18.02

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. SMALL CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
1994                1.21
1995               29.29
1996               22.32
1997               30.75
1998               -7.28
1999               13.04
2000                9.01
2001               22.63

JANUARY 1994-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
22.95                       (4/99-6/99)          -22.30  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE   SINCE 4/93
           ANNUALIZED RETURNS (%)             YEAR   YEARS  INCEPTION
U.S. SMALL CAP VALUE PORTFOLIO
Return Before Taxes                           22.63  12.87      14.85
Return After Taxes on Distributions           18.21  10.24      12.96
Return After Taxes on Distributions and Sale
of Portfolio Shares                           17.20   9.86      12.07
RUSSELL 2000 VALUE INDEX                      14.02  11.21      12.87

U.S. SMALL CAP PORTFOLIO

TOTAL RETURNS (%)
1993               13.66
1994               -1.34
1995               30.18
1996               17.67
1997               24.23
1998               -5.54
1999               25.41
2000                2.45
2001               12.68

JANUARY 1993-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
22.56                       (10/01-12/01)          -22.09  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE   SINCE 4/92
           ANNUALIZED RETURNS (%)             YEAR   YEARS  INCEPTION
U.S. SMALL CAP PORTFOLIO
Return Before Taxes                           12.68  11.19      12.59
Return After Taxes on Distributions           10.42   8.24       9.69
Return After Taxes on Distributions and Sale
of Portfolio Shares                            9.40   8.10       9.30
RUSSELL 2000 INDEX                             2.49   7.52      11.00

U.S. MICRO CAP PORTFOLIO

TOTAL RETURNS (%)
1992               23.35
1993               20.98
1994                3.11
1995               34.46
1996               17.62
1997               22.78
1998               -7.31
1999               29.79
2000               -3.59
2001               22.77

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
21.83                       (4/01-6/01)          -22.71  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR   YEARS  YEARS
U.S. MICRO CAP PORTFOLIO
Return Before Taxes                           22.77  11.82  15.58
Return After Taxes on Distributions           18.88   8.46  12.69
Return After Taxes on Distributions and Sale
of Portfolio Shares                           17.18   8.80  12.32
CRSP 9-10 INDEX                               34.12  11.86  15.24

DFA REAL ESTATE SECURITIES PORTFOLIO

TOTAL RETURNS (%)
1993                15.46
1994                -8.39
1995                12.07
1996                33.84
1997                19.37
1998               -15.38
1999                -1.98
2000                28.38
2001                13.17

JANUARY 1993-DECEMBER 2001                 LOWEST QUARTER
     HIGHEST QUARTER
18.44                       (10/96-12/96)           -9.79  (7/89-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 1/93
           ANNUALIZED RETURNS (%)              YEAR   YEARS  INCEPTION
DFA REAL ESTATE SECURITIES PORTFOLIO
Return Before Taxes                            13.17   7.54       9.24
Return After Taxes on Distributions            10.64   5.25       7.11
Return After Taxes on Distributions and Sale
of Portfolio Shares                             8.04   4.89       6.49
S&P 500 INDEX                                 -11.88  10.70      13.53
WILSHIRE REIT-ONLY INDEX                       12.41   7.36      11.17

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP
INTERNATIONAL
PORTFOLIO

TOTAL RETURNS (%)
1992               -13.14
1993                25.85
1994                 5.30
1995                13.05
1996                 6.34
1997                 5.51
1998                18.21
1999                28.50
2000               -14.00
2001               -20.83

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
19.58 (10/98-12/98)         -14.15 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE    TEN
Annualized Returns (%)                          Year  Years  Years
LARGE CAP INTERNATIONAL PORTFOLIO
Return Before Taxes                           -20.83   1.77   4.21
Return After Taxes on Distributions           -21.25   1.23   3.52
Return After Taxes on Distributions and Sale
of Portfolio Shares                           -12.61   1.26   3.18
MSCI EAFE INDEX (NET DIVIDENDS)               -21.45   0.89   4.46

DFA INTERNATIONAL VALUE PORTFOLIO

TOTAL RETURNS (%)
1995                11.49
1996                 7.81
1997                -3.14
1998                14.87
1999                16.29
2000                -0.18
2001               -15.25

JANUARY 1995-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
17.91 (1/98-3/98)           -16.89 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 3/94
Annualized Returns (%)                          Year  Years   Inception
DFA INTERNATIONAL VALUE PORTFOLIO
Return Before Taxes                           -15.25   1.83        3.82
Return After Taxes on Distributions           -16.58   0.46        2.53
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -8.73   1.05        2.63
MSCI EAFE INDEX (NET DIVIDENDS)               -21.45   0.89        2.66

INTERNATIONAL SMALL COMPANY PORTFOLIO

Total Returns (%)
1997               -23.72
1998                 8.20
1999                21.87
2000                -5.42
2001               -10.51

JANUARY 1997-DECEMBER 2001
     HIGHEST QUARTER           LOWEST QUARTER
20.06 (1/98-3/98)           -17.65 (10/97-12/97)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 10/96
Annualized Returns (%)                          Year  Years    Inception
INTERNATIONAL SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -11.16  -3.31        -3.83
Return After Taxes on Distributions           -11.71  -3.97        -4.46
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -6.65  -2.82        -3.21
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-EPAC                                    -16.40  -1.31        -1.47

(1) Prior to March 30, 2002 investors in the Portfolio were charged a reimbursement fee of 0.675% of the Portfolio's offering price, which is reflected in the performance presented.
JAPANESE SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
      1992         -26.10
1993                14.16
1994                29.49
1995                -3.57
1996               -22.79
1997               -54.78
1998                16.07
1999                14.74
2000                -9.76
2001               -16.93

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
28.44 (1/94-3/94)           -32.91 (7/97-9/97)

      PERIODS ENDING DECEMBER 31, 2001
                                                 One    Five    Ten
Annualized Returns (%)                          Year   Years  Years
JAPANESE SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -17.04  -14.75  -6.32
Return After Taxes on Distributions           -17.27  -14.97  -7.08
Return After Taxes on Distributions and Sale
of Portfolio Shares                           -10.22  -10.96  -4.30
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-JAPAN                                   -22.10  -10.94  -7.64

(1) Prior to March 30, 2002 investors in the Portfolio were charged a reimbursement fee of 0.50% of the Portfolio's offering price, which is reflected in the performance presented.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PACIFIC RIM SMALL
COMPANY PORTFOLIO

TOTAL RETURNS (%)
1993                92.63
1994               -12.06
1995                -2.86
1996                14.36
1997               -42.10
1998               -19.07
1999                70.28
2000               -18.50
2001                 0.36

JANUARY 1993-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
60.76                       (4/99-6/99)          -38.67  (10/97-12/97)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 1/93
           ANNUALIZED RETURNS (%)             YEAR   YEARS   INCEPTION
PACIFIC RIM SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -0.67   -8.37       2.02
Return After Taxes on Distributions           -2.07  -10.08       0.08
Return After Taxes on Distributions and Sale
of Portfolio Shares                           -0.34   -7.17       0.93
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-PACIFIC RIM EX-JAPAN                     5.65   -7.58       3.75

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio's offering price, which is reflected in the performance presented.
UNITED KINGDOM SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
      1992         -13.96
1993                30.62
1994                 4.64
1995                10.75
1996                29.79
1997                 3.53
1998               -11.19
1999                41.83
2000                -4.76
2001                -8.89

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
15.93 (10/01-12/01)         -20.50 (7/98-9/98)

      PERIODS ENDING DECEMBER 31, 2001
                                                 One   Five    Ten
Annualized Returns (%)                          Year  Years  Years
UNITED KINGDOM SMALL COMPANY PORTFOLIO
Return Before Taxes                            -8.89   2.50   6.54
Return After Taxes on Distributions           -10.65  -0.56   4.17
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -4.50   1.52   4.85
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-UNITED KINGDOM                          -10.01   4.09   9.78

CONTINENTAL SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
      1992         -19.84
1993                25.30
1994                11.01
1995                 0.02
1996                14.33
1997                11.70
1998                19.56
1999                -2.67
2000                 4.27
2001               -11.21

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
21.92 (1/98-3/98)           -14.40 (7/98-9/98)

      PERIODS ENDING DECEMBER 31, 2001
                                                 One   Five    Ten
Annualized Returns (%)                          Year  Years  Years
CONTINENTAL SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -12.05   3.56   6.62
Return After Taxes on Distributions           -14.51   0.63   4.72
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -5.44   2.66   5.16
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-EUROPE EX. UNITED KINGDOM               -20.41   3.14   6.84

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio's offering price, which is reflected in the performance presented.
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
      1995          1.16
1996                 0.94
1997               -22.72
1998                 5.28
1999                19.04
2000                -3.10
2001                -4.60

JANUARY 1995-DECEMBER 2001
Highest Quarter                   Lowest Quarter
20.23 (1/98-3/98)           -16.81 (10/97-12/97)

       PERIODS ENDING DECEMBER 31, 2001
                                                   One   Five  Since 1/95
Annualized Returns (%)                            Year  Years   Inception
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO(1)
Return Before Taxes                              -5.21  -2.32       -1.37
Return After Taxes on Distributions              -5.90  -3.43       -2.40
Return After Taxes on Distributions and Sale
of Portfolio Shares                              -2.95  -2.18       -1.41
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-EPAC                                      -16.40  -1.31        0.62

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 0.675% of the Portfolio's offering price, which is reflected in the performance presented.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EMERGING MARKETS PORTFOLIO

TOTAL RETURNS (%)
1995                 2.15
1996                 11.4
1997               -18.92
1998                -9.44
1999                71.71
2000               -29.15
2001                -6.79

JANUARY 1995-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
31.59 (10/98-12/98)         -22.00 (7/98-9/98)

                                                      FIVE   SINCE 5/94
      PERIODS ENDING DECEMBER 31, 2001          ONE
Annualized Returns (%)                          Year  Years   Inception
EMERGING MARKETS PORTFOLIO(1)
Return Before Taxes                            -7.25  -3.69       -0.28
Return After Taxes on Distributions            -7.57  -4.06       -0.58
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -4.27  -3.02       -0.32
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)  -4.91   -7.8       -5.22

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 0.50% of the Portfolio's offering price, which is reflected in the performance presented.
EMERGING MARKETS VALUE PORTFOLIO

TOTAL RETURNS (%)
      1999         84.26
2000               -34.16
2001                -0.99

JANUARY 1999-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
          40.26             (4/99-6/99)      -17.56      (7/01-9/01)

      PERIODS ENDING DECEMBER 31, 2001
                                                 One  Since 4/98
Annualized Returns (%)                          Year   Inception
EMERGING MARKETS VALUE PORTFOLIO(1)
Return Before Taxes                            -1.53        0.92
Return After Taxes on Distributions            -3.56       -0.91
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -0.04        0.19
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)  -4.91       -8.12

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 0.50% of the Portfolio's offering price, which is reflected in the performance presented.
EMERGING MARKETS SMALL CAP PORTFOLIO

TOTAL RETURNS (%)
      1999         85.34
      2000         -31.83
2001                -2.59

JANUARY 1999-DECEMBER 2001
Highest Quarter                          Lowest Quarter
41.11                       (4/99-6/99)          -17.44  (7/01-9/01)

      PERIODS ENDING DECEMBER 31, 2001
                                                 One  Since 3/98
Annualized Returns (%)                          Year   Inception
EMERGING MARKETS SMALL CAP PORTFOLIO(1)
Return Before Taxes                            -2.59        3.87
Return After Taxes on Distributions            -2.69       -1.63
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -1.44        1.59
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)  -4.91          -7

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio's offering price, which is reflected in the performance presented.
DFA ONE-YEAR FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
1992               5.19
1993               4.41
1994               2.46
1995               7.97
1996               5.78
1997               5.99
1998               5.68
1999               4.59
2000               6.72
2001               5.75

JANUARY 1992-DECEMBER 2001
Highest Quarter               Lowest Quarter
2.52 (1/95-3/95)            0.26 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001
                                               One   Five    Ten
Annualized Returns (%)                        Year  Years  Years
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Return Before Taxes                           5.75   5.76   5.45
Return After Taxes on Distributions           3.91   3.53   3.31
Return After Taxes on Distributions and Sale
of Portfolio Shares                           3.48   3.49   3.31
THREE-MONTH U.S. TREASURY BILL INDEX          4.44   5.21   4.87

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
1997               5.87
1998               6.47
1999               4.57
2000               6.46
2001               6.07

JANUARY 1997-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
2.44                        (7/01-9/01)            0.81  (10/01-12/01)


      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE   SINCE 3/96
           ANNUALIZED RETURNS (%)             YEAR  YEARS  INCEPTION
Return Before Taxes                           6.07   5.89       6.13
Return After Taxes on Distributions           5.08   3.38       3.66
Return After Taxes on Distributions and Sale
of Portfolio Shares                           3.68   3.44       3.66
MERRILL LYNCH 1-3 YEAR
GOVERNMENT/CORPORATE INDEX                    8.71   6.72       6.55

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

TOTAL RETURNS (%)
      1992         7.30
1993                8.31
1994               -3.15
1995                9.56
1996                6.61
1997                6.39
1998                5.43
1999                3.78
2000                6.77
2001                7.05

JANUARY 1992-DECEMBER 2001
Highest Quarter                Lowest Quarter
5.26 (7/92-9/92)            -2.35 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR  YEARS  YEARS
Return Before Taxes                           7.05   5.87   5.74
Return After Taxes on Distributions           5.17   3.72   3.43
Return After Taxes on Distributions and Sale
of Portfolio Shares                           4.26   3.62   3.46
LEHMAN INTERMEDIATE GOVERNMENT INDEX          8.49   7.07   6.65

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
      1992         6.49
1993               11.56
1994               -4.33
1995               16.06
1996               10.77
1997                8.31
1998                8.37
1999                3.71
2000                6.65
2001                5.92

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
4.96 (7/92-9/92)            -4.11 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
Annualized Returns (%)                        Year  Years  Years
Return Before Taxes                           5.92   6.58   7.22
Return After Taxes on Distributions           4.06   3.85   4.43
Return After Taxes on Distributions and Sale
of Portfolio Shares                           3.59   3.90   4.43
LEHMAN AGGREGATE INDEX                        8.42   7.43   7.23

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
      1992         7.60
1993               11.63
1994               -4.74
1995               19.08
1996                2.37
1997                9.16
1998               10.53
1999               -3.57
2000               13.54
2001                8.21

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
6.87 (4/95-6/95)            -3.33 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
Annualized Returns (%)                        Year  Years  Years
Return Before Taxes                           8.21   7.40   7.14
Return After Taxes on Distributions           5.88   4.97   4.56
Return After Taxes on Distributions and Sale
of Portfolio Shares                           4.96   4.74   4.47
LEHMAN GOVERNMENT INDEX                       7.24   7.40   7.14

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT): None


                         ANNUAL FUND OPERATING EXPENSES

               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


    Except as indicated below, the expenses in the following table are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2001.



                                                                          TOTAL     FEE WAIVER
                                                                         ANNUAL       AND/OR
       ANNUAL FUND OPERATING EXPENSES           MANAGEMENT    OTHER     OPERATING     EXPENSE       NET
       (AS A % OF AVERAGE NET ASSETS)              FEE       EXPENSES   EXPENSES    ASSUMPTION*   EXPENSES
---------------------------------------------   ----------   --------   ---------   -----------   --------
U.S. Large Company Portfolio(1)(2)...........     0.24%       0.06%       0.30%        0.15%       0.15%
Enhanced U.S. Large Company
 Portfolio(1)(3).............................     0.20%       0.19%       0.39%        0.00%       0.39%
U.S. Large Cap Value Portfolio(1)............     0.25%       0.06%       0.31%       N/A          0.31%
U.S. Small XM Value Portfolio(1)(2)..........     0.40%       0.07%       0.47%        0.00%       0.47%
U.S. Small Cap Value Portfolio(1)............     0.50%       0.06%       0.56%       N/A          0.56%
U.S. Small Cap Portfolio(1)..................     0.35%       0.07%       0.42%       N/A          0.42%
U.S. Micro Cap Portfolio(1)..................     0.50%       0.06%       0.56%       N/A          0.56%
DFA Real Estate Securities Portfolio.........     0.30%       0.13%       0.43%       N/A          0.43%
Large Cap International Portfolio............     0.25%       0.20%       0.45%       N/A          0.45%
DFA International Value Portfolio(1).........     0.40%       0.11%       0.51%       N/A          0.51%
International Small Company Portfolio(4).....     0.50%       0.22%       0.72%        0.00%       0.72%
Japanese Small Company Portfolio(1)(5).......     0.50%       0.24%       0.74%        0.00%       0.74%
Pacific Rim Small Company Portfolio(1)(5)....     0.50%       0.25%       0.75%        0.00%       0.75%
United Kingdom Small Company
 Portfolio(1)(5).............................     0.50%       0.29%       0.79%        0.05%       0.74%
Continental Small Company Portfolio(1)(5)....     0.50%       0.26%       0.76%        0.00%       0.76%
DFA International Small Cap Value
 Portfolio...................................     0.65%       0.18%       0.83%       N/A          0.83%
Emerging Markets Portfolio(1)(2).............     0.50%       0.40%       0.90%        0.00%       0.90%
Emerging Markets Value Portfolio(1)..........     0.50%       0.50%       1.00%       N/A          1.00%
Emerging Markets Small Cap Portfolio(1)......     0.65%       0.91%       1.56%       N/A          1.56%
DFA One-Year Fixed Income Portfolio(1).......     0.15%       0.05%       0.20%       N/A          0.20%
DFA Two-Year Global Fixed Income
 Portfolio(1)................................     0.15%       0.12%       0.27%       N/A          0.27%
DFA Five-Year Government Portfolio...........     0.20%       0.07%       0.27%       N/A          0.27%
DFA Five-Year Global Fixed Income
 Portfolio...................................     0.25%       0.12%       0.37%       N/A          0.37%
DFA Intermediate Government Fixed Income
 Portfolio...................................     0.10%       0.06%       0.16%       N/A          0.16%


------------------------


 * Pursuant to an Expense Waiver and Assumption Agreement for the U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Pacific Rim Small Company Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive certain fees and/or assume certain expenses of the Portfolios, as described in the footnotes below. The Expense Waiver and Assumption Agreement for each Portfolio will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.



(1) Feeder Portfolio. The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect payment of a Feeder Portfolio's portion of the expenses of its Master Fund.

(2) Pursuant to the Expense Waiver and Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to voluntary fee waiver and expense assumption arrangements at identical rates.



(3) Pursuant to the Expense Waiver and Assumption Agreement for the Enhanced U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of its average net assets on an annualized basis. The Enhanced U.S. Large Company Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver arrangement at an identical rate.



(4) With respect to the International Small Company Portfolio, the amount set forth under "Management Fee" reflects its portion of the management fee of each corresponding International Master Fund, which is equal to 0.10% of the average net assets of such Master Fund on an annual basis; the amounts set forth under "Other Expenses" and "Total Annual Operating Expenses" also reflect the indirect payment of a portion of the expenses of the International Master Funds. Pursuant to the Expense Waiver and Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This expense waiver and assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of its average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.



(5) Pursuant to the Expense Waiver and Assumption Agreement for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These expense waiver and assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of such Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.


                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.


    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   ---------
U.S. Large Company(1).......................................     15         81        154          366
Enhanced US Large Company...................................     40        125        219          493
U.S. Large Cap Value........................................     32        100        174          393
U.S. Small XM Value.........................................     48        151        263          591
U.S. Small Cap Value........................................     57        179        313          701
U.S. Small Cap..............................................     43        135        235          530
U.S. Micro Cap..............................................     57        179        313          701
DFA Real Estate Securities..................................     44        138        241          542
Large Cap International.....................................     46        144        252          567
DFA International Value.....................................     52        164        285          640
International Small Company.................................     74        230        401          894
Japanese Small Company......................................     76        237        411          918
Pacific Rim Small Company...................................     77        240        417          930
United Kingdom Small Company(1).............................     76        247        434          973
Continental Small Company...................................     78        243        422          942
DFA International Small Cap Value...........................     85        265        460        1,025
Emerging Markets............................................     92        287        498        1,108
Emerging Markets Value......................................    102        318        552        1,225
Emerging Markets Small Cap..................................    159        493        850        1,856
DFA One-Year Fixed Income...................................     20         64        113          255
DFA Two-Year Global Fixed Income............................     28         87        152          343
DFA Five-Year Government....................................     28         87        152          343
DFA Five-Year Global Fixed Income...........................     38        119        208          468
DFA Intermediate Government Fixed Income....................     16         52         90          205


------------------------


(1) The one-year costs for the U.S. Large Company Portfolio and United Kingdom Small Company Portfolio reflect the "Net Expenses" of the Portfolio that result from the contractual expense waiver and assumption.


    With respect to the Feeder Portfolios and International Small Company Portfolio, the table summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest.

                           SECURITIES LENDING REVENUE


    For the fiscal year ended November 30, 2001, the following Portfolios and Master Funds received the following net revenue from a securities lending program (See "SECURITIES LOANS") which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:



                                                                            PERCENTAGE
                                                                              OF NET
PORTFOLIO/MASTER FUND                                         NET REVENUE     ASSETS
---------------------                                         -----------   ----------
U.S. Large Company Series...................................  $  120,000      0.00%
U.S. Large Cap Value Series.................................  $  133,000      0.01%
U.S. Small XM Value Series..................................  $  381,000      0.04%
U.S. Small Cap Value Series.................................  $2,430,000      0.08%
U.S. Small Cap Series.......................................  $1,223,000      0.14%
U.S. Micro Cap Series.......................................  $2,632,000      0.17%
DFA Real Estate Securities Portfolio........................  $   12,000      0.00%
Large Cap International Portfolio...........................  $  254,000      0.07%
Japanese Small Company Series...............................  $  568,000      0.28%
Pacific Rim Small Company Series............................  $  144,000      0.11%
United Kingdom Small Company Series.........................  $    1,000      0.00%
Continental Small Company Series............................  $  329,000      0.15%
DFA International Value Series..............................  $1,481,000      0.11%
DFA International Small Cap Value Portfolio.................  $  613,000      0.12%


                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

    The Advisor serves as investment advisor to each Master Fund and each of the Portfolios, except the Feeder Portfolios. The Advisor provides each Feeder Portfolio and International Small Company Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES


    Shares of the Portfolios are sold at net asset value. The redemption price of the shares of the Portfolios is also equal to the net asset value of their shares.


    The value of the shares issued by each Feeder Portfolio and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Fund(s) in which such Portfolios invest. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. Unlike shares of money market funds, the shares of DFA One-Year Fixed Income Portfolio (like the other Fixed Income Portfolios) will tend to reflect fluctuations in interest rates because the corresponding Master Fund in which the Portfolio invests does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

                          U.S. LARGE COMPANY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES


    U.S. Large Company Portfolio seeks, as its investment objective, to approximate the investment performance of the S&P 500-Registered Trademark-Index, in terms of its total investment return. The Portfolio invests all of its assets in The U.S. Large Company Series (the "U.S. Large Company Series") of The DFA Investment Trust Company (the "Trust"), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500-Registered Trademark-Index in approximately the same proportions as they are represented in the Index. The amount of each stock purchased for the U.S. Large Company Series, therefore, will be based on the issuer's respective market capitalization. The S&P 500-Registered Trademark- Index is comprised of a broad and diverse group of stocks most of which are traded on the New York Stock Exchange ("NYSE"). Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers the stocks that comprise the S&P 500-Registered Trademark- Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series' assets will be invested in the stocks that comprise the S&P 500-Registered Trademark- Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If the U.S. Large Company Series changes this investment policy, U.S. Large Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.



    The U.S. Large Company Series may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or maintain cash liquidity. To the extent that this Series invests in stock index futures contracts and options thereon for other than bona fide hedging purposes, the Series will not purchase such futures contracts or options if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such contracts or options.


    Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P
500-Registered Trademark- Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series' shares. For information concerning Standard & Poor's Rating Group, a Division of The McGraw Hill Companies ("S&P"), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see "STANDARD & POOR'S--INFORMATION AND DISCLAIMERS."

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES


    Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500-Registered Trademark- Index. The Portfolio invests all of its assets in The Enhanced U.S. Large Company Series of the Trust (the "Enhanced U.S. Large Company Series"). The Enhanced U.S. Large Company Series will have the same investment objective and policies as the Portfolio. The Enhanced U.S. Large Company Series may invest in all of the stocks represented in the S&P 500-Registered Trademark- Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. The Series generally invests in S&P 500-Registered Trademark- futures contracts and fixed income obligations. The Enhanced U.S. Large Company Series may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500-Registered Trademark- Index (such instruments whether or not based on the S&P 500-Registered Trademark- Index hereinafter collectively referred to as "Index Derivatives"). Investments by the Series in shares of investment companies are limited by the federal securities laws and regulations governing mutual funds. The S&P 500-Registered Trademark- Index is comprised of a broad and diverse group of stocks most of which are traded on the NYSE. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers stocks that comprise the S&P 500-Registered Trademark- Index to be those of large companies. As a non-fundamental policy, under normal circumstances, the Enhanced U.S. Large Company Series will invest at least 80% of its net assets in short-term fixed income obligaitons that are overlayed by futures, swaps and other derivatives of the S&P 500-Registered Trademark- Index to create exposure to the performance of large U.S. companies. Alternatively, the Series may invest at least 80% of its net assets directly in securities of large companies. If the Enhanced U.S. Large Company Series changes this investment policy, Enhanced U.S. Large Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.



    The Enhanced U.S. Large Company Series may invest all of its assets in Index Derivatives. Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks. Assets of the Enhanced U.S. Large Company Series not invested in S&P 500-Registered Trademark- Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations. (For a description of these fixed income investments and credit quality requirements, see "INVESTMENT OBJECTIVES AND POLICIES--FIXED INCOME PORTFOLIOS--Description of Investments"). The Enhanced U.S. Large Company Series may also invest in shares of money market mutual funds. The Series' investments in the securities of other investment companies may involve the duplication of certain fees and expenses.


    The percentage of assets of the Enhanced U.S. Large Company Series that will be invested at any one time in S&P 500-Registered Trademark- Index stocks, Index Derivatives and Fixed Income Investments may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Series will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations, enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging of the Series.

    The Enhanced U.S. Large Company Series will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Series or the Trust as a commodities pool operator. In addition, the Enhanced U.S. Large Company Series may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the "Code"), or by unanticipated illiquidity in the marketplace for such instruments.

    It is the position of the Securities and Exchange Commission (the "SEC") that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Series will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

                 STANDARD & POOR'S--INFORMATION AND DISCLAIMERS

    Neither the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio (the "Large Company Portfolios"), nor the U.S. Large Company Series or the Enhanced U.S. Large Company Series (the "Large Company Master Funds") are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Large Company Portfolios or the Large Company Master Funds or any member of the public regarding the advisability of investing in securities generally or in the Large Company Portfolios or the Large Company Master Funds particularly or the ability of the S&P 500-Registered Trademark- Index to track general stock market performance. S&P's only relationship to the Large Company Portfolios or the Large Company Master Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500-Registered Trademark- Index which is determined, composed and calculated by S&P without regard to the Large Company Portfolios or the Large Company Master Funds. S&P has no obligation to take the needs of the Large Company Portfolios, the Large Company Master Funds or their respective owners into consideration in determining, composing or calculating the S&P 500-Registered Trademark- Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Large

Company Portfolios or the Large Company Master Funds or the issuance or sale of the Large Company Portfolios or the Large Company Master Funds or in the determination or calculation of the equation by which the Large Company Portfolios or the Large Company Master Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Portfolios or the Large Company Master Funds.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE
S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             U.S. VALUE PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each of these Portfolios is to achieve long-term capital appreciation. U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio and U.S. Small Cap Value Portfolio will pursue their investment objectives by investing all of their assets in The U.S. Large Cap Value Series (the "Large Cap Value Series"), The U.S. Small XM Value Series (the "XM Value Series") and The U.S. Small Cap Value Series (the "Small Cap Value Series") of the Trust, respectively. These series are collectively called the "Value Master Funds." Each Value Master Fund has the same investment objective and policies as the corresponding U.S. Value Portfolio. Ordinarily, each of the Value Master Funds will invest its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.



    The Large Cap Value Series generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a Value Master Fund. As of December 31, 2001, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1686 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.



    The Small Cap Value Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the

Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1306 million, or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Small Cap Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Small Cap Value Series changes this investment policy, U.S. Small Cap Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.



    The XM Value Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the range of the lowest 2.5% to 12.5% by capitalization of total market capitalization to be small cap companies. "XM" in the name of the XM Value Series indicates that the Series generally will not purchase securities of the smallest micro cap companies, that is, those companies whose market capitalizations are in the lowest 2.5% of total market capitalization, although the Series may hold such securities. As of December 31, 2001, generally, the market capitalization of a company in the lowest 2.5% to 12.5% of total market capitalization was approximately between $385 million and $2361 million. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the XM Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the XM Value Series changes this investment policy, U.S. Small XM Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.


    As of the date of this Prospectus, the following chart indicates the general market capitalization buy ranges for each of the U.S. Value Portfolios:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 U.S. SMALL CAP    U.S. SMALL XM   U.S. LARGE CAP
     100%        VALUE PORTFOLIO  VALUE PORTFOLIO  VALUE PORTFOLIO
Largest
Total
market
capitalization:
NYSE,                     Buy 8%    Buy 2.5-12.5%          Buy 90%
AMEX, and
Nasdaq
companies
ranked by
market cap
Smallest
0%

PORTFOLIO CONSTRUCTION

    The Value Master Funds will purchase securities that are listed on the principal U.S. national securities exchanges or traded on the over-the-counter market ("OTC"). Each of the Value Master Funds is market capitalization weighted. That is, each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned by a Master Fund is keyed to that security's market capitalization compared to all securities eligible for purchase.

    On not less than a semi-annual basis, for each Value Master Fund, the Advisor will calculate the book to market ratio necessary to determine those companies whose stock may be eligible for investment.

PORTFOLIO TRANSACTIONS

    The Value Master Funds do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments generally will be made in most of the eligible securities on a market capitalization weighted basis.

    The Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by that Series. The XM Value and Small Cap Value Series each may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by those Series.

    In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by that Series. The XM Value and Small Cap Value Series may also sell portfolio securities in the same circumstances, however, each of those Series anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio.

    The total market capitalization ranges, and the value criteria used by the Advisor for the Value Master Funds, as described above, generally apply at the time of purchase by the Value Master Funds. The Value Master Funds are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS--All Portfolios" in this prospectus.

                         U.S. SMALL COMPANY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES


    Each U.S. Small Company Portfolio, and the U.S. Small Cap and U.S. Micro Cap Series of the Trust (the "U.S. Small Company Master Funds") have an investment objective to achieve long-term capital appreciation. The U.S. Small Company Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of these Master Funds solely on the basis of a company's market capitalization which will be calculated by multiplying the price of a company's stock by the number of its shares of outstanding common stock.


    The Advisor believes that over the long term the investment performance of small companies is superior to large companies, although the share price may fluctuate more in the short-term.

U.S. SMALL CAP PORTFOLIO


    U.S. Small Cap Portfolio invests all of its assets in The U.S. Small Cap Series of the Trust (the "Small Cap Series"), which has the same investment objective and policies as the Portfolio. The Small Cap Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a U.S. Small Company Master Fund. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately
$1306 million, or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Small Cap Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Small Cap Series changes this investment policy, U.S. Small Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Small Cap Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. Generally, it is the intention of the Small Cap Series to acquire a portion of the common stock of eligible companies on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") In addition, the Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Small Cap Series' net assets at the time of purchase.


U.S. MICRO CAP PORTFOLIO


    U.S. Micro Cap Portfolio pursues its investment objective by investing all of its assets in The U.S. Micro Cap Series of the Trust (the "Micro Cap Series"). The Micro Cap Series generally will invest in a broad and diverse group of the common stocks of micro cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 4% of total market capitalization to be micro cap companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 4% of total market capitalization was approximately $604 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Micro Cap Series will invest at least 80% of its net assets in securities of U.S. micro cap companies. If the Micro Cap Series changes this investment policy, U.S. Micro Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Micro Cap Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. There is some overlap in the companies in which the Micro Cap Series and the Small Cap Series invest. Generally, it is the intention of the Micro Cap Series to acquire a portion of the stock of eligible companies on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") The Micro Cap Series is authorized to invest in privately placed convertible debentures, and the value thereof, together with the value of all other illiquid investments, may not exceed 10% of the value of the Micro Cap Series' net assets at the time of purchase.



    For the discussion of portfolio construction and portfolio transactions for the U.S. Small Company Portfolios, see "SMALL COMPANY MASTER FUNDS--Portfolio Construction."


    As of the date of this Prospectus, the following chart indicates the general market capitalization buy ranges for each of the U.S. Small Company Portfolios:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 U.S. MICRO CAP  U.S. SMALL CAP
     100%          PORTFOLIO       PORTFOLIO
Largest
Total
market
capitalization:
NYSE,                    Buy 4%          Buy 8%
AMEX, and
Nasdaq
companies
ranked by
market cap
Smallest
0%

                      DFA REAL ESTATE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. In the future, the Advisor may determine to include companies in other sectors of the real estate industry in the Portfolio.


    The Portfolio will invest in shares of real estate investment trusts ("REITS"). REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITS can generally be classified as Equity REITS, Mortgage REITS and Hybrid REITS. Equity REITS invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITS can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITS and Mortgage REITS. At the present time, the Portfolio intends to invest only in Hybrid REITS and Equity REITS.


    As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio's net assets will be invested in securities of companies in the real estate industry. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and OTC. In addition, the Portfolio is authorized to lend its portfolio securities (see "SECURITIES LOANS"), and to purchase and sell financial futures contracts and options thereon. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

PORTFOLIO CONSTRUCTION

    The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment. It is the intention of the Portfolio to purchase a portion of the equity securities of all of these companies on a market capitalization weighted basis.

    The Portfolio will be structured by generally basing the amount of each security purchased on the issuer's relative market capitalization in relation to other eligible issuers in the real estate industry. However, even though a company's stock may meet the applicable criteria described above, it may not be purchased by the Portfolio if, at the time of purchase, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition which could result in the company no longer being considered principally engaged in the real estate business.

    If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. (See "REDEMPTION OF SHARES.") Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

    Investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio's schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this prospectus.

                      INTERNATIONAL PORTFOLIOS--COUNTRIES


    As of the date of this Prospectus, the International Master Funds and Portfolios are authorized to invest in the countries listed in the tables below. The Advisor will determine in its discretion when and whether to invest in countries which have been authorized, depending on a number of factors such as asset growth in a portfolio and characteristics of each country's markets. In addition to the countries listed below, a Portfolio or International Master Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.


                               DEVELOPED MARKETS


                                                                                                    DFA
                                       DFA       JAPANESE    PACIFIC       U.K.     CONTINENTAL INTERNATIONAL
                       LARGE CAP    INTERNATIONAL  SMALL    RIM SMALL     SMALL       SMALL      SMALL CAP
                       INTERNATIONAL   VALUE     COMPANY     COMPANY     COMPANY     COMPANY       VALUE
      COUNTRIES        PORTFOLIO      SERIES      SERIES      SERIES      SERIES     SERIES      PORTFOLIO
Australia............   Invests      Invests        NA       Invests        NA         NA         Invests
Austria..............   Invests      Invests        NA          NA          NA       Invests      Invests
Belgium..............   Invests      Invests        NA          NA          NA       Invests      Invests
Denmark..............   Invests      Invests        NA          NA          NA       Invests      Invests
Finland..............   Invests      Invests        NA          NA          NA       Invests      Invests
France...............   Invests      Invests        NA          NA          NA       Invests      Invests
Germany..............   Invests      Invests        NA          NA          NA       Invests      Invests
Greece...............   Invests      Invests        NA          NA          NA       Invests      Invests
Hong Kong............   Invests      Invests        NA       Invests        NA         NA         Invests
Ireland..............   Invests      Invests        NA          NA          NA       Invests      Invests
Italy................   Invests      Invests        NA          NA          NA       Invests      Invests
Japan................   Invests      Invests     Invests        NA          NA         NA         Invests
Netherlands..........   Invests      Invests        NA          NA          NA       Invests      Invests
New Zealand..........   Invests      Invests        NA       Invests        NA         NA         Invests
Norway...............   Invests      Invests        NA          NA          NA       Invests      Invests
Portugal.............   Invests      Invests        NA          NA          NA         NA           NA
Singapore............   Invests      Invests        NA       Invests        NA         NA         Invests
Spain................   Invests      Invests        NA          NA          NA       Invests      Invests
Sweden...............   Invests      Invests        NA          NA          NA       Invests      Invests
Switzerland..........   Invests      Invests        NA          NA          NA       Invests      Invests
United Kingdom.......   Invests      Invests        NA          NA       Invests       NA         Invests

                                EMERGING MARKETS


                        EMERGING MARKETS    EMERGING MARKETS VALUE   EMERGING MARKETS SMALL CAP
      COUNTRIES              SERIES                  FUND                      SERIES
Argentina............       Invests                Invests                    Invests
Brazil...............       Invests                Invests                    Invests
Chile................       Invests                Invests                       NA
Hungary..............       Invests                Invests                    Invests
Indonesia............       Invests                Invests                    Invests
Israel...............       Invests                Invests                    Invests
Korea................       Invests                Invests                    Invests
Malaysia.............       Invests                Invests                    Invests
Mexico...............       Invests                Invests                    Invests
Philippines..........       Invests                Invests                    Invests
Poland...............       Invests                Invests                    Invests
Taiwan...............       Approved               Approved                   Approved
Thailand.............       Invests                Invests                    Invests
Turkey...............       Invests                Invests                    Invests


                       LARGE CAP INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation by investing in the stocks of non-U.S. large companies. The Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East.

    Under normal market conditions, the Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in index futures contracts for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts.

    The Portfolio intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of large companies within each country. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney. Generally, the companies whose stocks will be selected by the Advisor for the Portfolio will be in the largest 80% in terms of market capitalization for each country. As a non-fundamental policy, under normal circumstances, Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. If Large Cap International Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                       DFA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in The DFA International Value Series of the Trust (the "International Value Series"), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The International Value Series intends to invest in the stocks of large companies in countries with developed markets.


    Under normal market conditions, the International Value Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts for other than bona fide hedging purposes, the Series will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization, and the Series intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalization of companies within each country. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

    The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

                     INTERNATIONAL SMALL COMPANY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The International Small Company Portfolio, and the Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company Series of the Trust (the latter four being referred to hereinafter as the "International Small Company Master Funds") each have an investment objective to achieve long-term capital appreciation. The International Small Company Portfolios provide investors with access to securities portfolios consisting of small Japanese, United Kingdom, European and Pacific Rim companies. Company size will be determined for purposes of these Portfolios and Master Funds solely on the basis of a company's market capitalization which will be calculated by multiplying the number of outstanding shares of the company that are similar to domestic common stocks by the price of the company's stock.

    The Advisor believes that over the long term the investment performance of small companies is superior to large companies and that investment in the Portfolios is an effective way to improve global diversification. Investors which, for a variety of reasons, may choose not to make substantial, or any, direct

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
investment in companies whose securities will be held by the International Small Company Master Funds, may participate in the investment performance of these companies through ownership of a Portfolio's stock.

INTERNATIONAL SMALL COMPANY PORTFOLIO

    The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in up to four International Small Company Master Funds in such relative portions as determined by the Advisor from time to time. For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see "INTERNATIONAL SMALL COMPANY PORTFOLIOS--INVESTMENT OBJECTIVES AND POLICIES." The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Japanese, United Kingdom, European and Pacific Rim small companies.

    As of the date of this prospectus, the International Small Company Portfolio invests in the shares of the International Small Company Master Funds within the following percentage ranges:

INTERNATIONAL SMALL COMPANY MASTER FUNDS                   INVESTMENT RANGE
----------------------------------------                   ----------------
Japanese Small Company...................................       20-45%
Pacific Rim Small Company................................        0-25%
United Kingdom Small Company.............................        5-25%
Continental Small Company................................       20-45%


    The allocation of the assets of International Small Company Portfolio to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described under "INTERNATIONAL SMALL COMPANY PORTFOLIOS--INVESTMENT OBJECTIVES AND POLICIES." The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company Portfolio in proportion necessary to rebalance the investment portfolio of the Portfolio. As of the date of this prospectus, the target allocations for investment by the Portfolio in the International Small Company Master Fund are: Japanese Small Company Series--29%; United Kingdom Small Company Series--15%; Continental Small Company Series--42%; and Pacific Rim Small Company Series--14%. The Advisor may change the target allocations from time to time in its sole discretion. As of the date of this prospectus, the target allocations noted above may not reflect current allocations. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. If the International Small Company Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.


JAPANESE SMALL COMPANY PORTFOLIO


    Japanese Small Company Portfolio invests all of its assets in The Japanese Small Company Series of the Trust (the "Japanese Series"), which has the same investment objective and policies as the Portfolio. The Japanese Series generally will invest in a broad and diverse group of readily marketable stocks of Japanese small companies which are traded in the Japanese securities markets. As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies. If the Japanese Series changes this investment policy, Japanese

Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of Japanese operating companies traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $498 million, or below.


    The Japanese Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Japanese Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

PACIFIC RIM SMALL COMPANY PORTFOLIO


    Pacific Rim Small Company Portfolio invests all of its assets in The Pacific Rim Small Company Series of the Trust (the "Pacific Rim Series"), which has the same investment objective and policies as the Portfolio. The Pacific Rim Series generally will invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. As a non-fundamental policy, under normal circumstances, the Pacific Rim Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. If the Pacific Rim Series changes this investment policy, Pacific Rim Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $313 million, or below.


    The Pacific Rim Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis within each country. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Pacific Rim Series of holdings in a particular country. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

UNITED KINGDOM SMALL COMPANY PORTFOLIO


    United Kingdom Small Company Portfolio invests all of its assets in The United Kingdom Small Company Series of the Trust (the "United Kingdom Series"), which has the same investment objective and policies as the Portfolio. The United Kingdom Series generally will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies which are traded principally on the London Stock Exchange ("LSE"). As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies. If the United Kingdom Series changes this investment policy, United Kingdom Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of United Kingdom operating companies traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $1,422 million, or below.


    The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000. The United Kingdom Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

CONTINENTAL SMALL COMPANY PORTFOLIO


    Continental Small Company Portfolio invests all of its assets in The Continental Small Company Series of the Trust (the "Continental Series"), which has the same investment objective and policies as the Portfolio. The Continental Series generally will invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries (See the list of countries under "INTERNATIONAL PORTFOLIOS--Countries" above). As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. If the Continental Series changes this investment policy, Continental Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $1,269 million, or below.


    The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Continental Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis within each country. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

                           SMALL COMPANY MASTER FUNDS

PORTFOLIO CONSTRUCTION

    Each U.S. Small Company Master Fund and International Small Company Master Fund (collectively the "Small Company Master Funds") is market capitalization weighted. That is, each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned by a Small Company Master Fund is approximately keyed to that security's market capitalization compared to all securities eligible for purchase. The following discussion applies to the investment policies of the Small Company Master Funds.

    The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except that with respect to Continental and Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Series invest. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that Continental and Pacific Rim Series each will measure company size in terms of a common currency. Even though a company's stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or
(iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as part of a merger, consolidation or acquisition of assets.)

    If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

    Generally, current income is not sought as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing in the stocks of small non-U.S. companies that have a high book to market ratio. The Investment Committee of the Advisor will initially set the standards for determining whether the shares of a company in any given country will be considered to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book to market ratio. Generally, such shares will be considered eligible for investment. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for measuring value are subject to change from time to time. The Portfolio intends to invest in the stocks of small companies in countries with developed markets. Under normal market conditions, the Portfolio intends to invest its assets in value stocks of small companies, organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. If the DFA International Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Portfolio intends to invest in small companies which, for purposes of this Portfolio, are defined as companies having no more than $800 million of market capitalization. The Advisor may reset such ceiling from time to time to reflect changing market conditions. The Advisor believes that such maximum amount accounts for variations in company size among countries and provides a sufficient universe of eligible companies. Currently no more than 40% of the Portfolio's assets is invested in such companies in any one country, and if this changes, a supplement to this prospectus will disclose such change. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in futures contracts for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    The Portfolio intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis within each country. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of small companies within each country. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/ Smith Barney.

    The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                          EMERGING MARKETS PORTFOLIO,
                      EMERGING MARKETS VALUE PORTFOLIO AND
                      EMERGING MARKETS SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of both the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio invests all of its assets in The Emerging Markets Series of the Trust (the "Emerging Markets Series"), which has the same investment objective and policies as the Portfolio. The Emerging Markets Small Cap Portfolio invests all of its assets in The Emerging Markets Small Cap Series of the Trust (the "Emerging Markets Small Cap Series"), which has the same investment objective and policies as the Portfolio. The investment objective of the Dimensional Emerging Markets Value Fund Inc. ("Emerging Markets Value Fund") is to seek long-term capital growth through investment primarily in emerging market equity securities. The Emerging Markets Value Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund are referred to collectively as the "Emerging Markets Master Funds." Each Emerging Markets Master Fund seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor ("Approved Markets"). (See the list of countries under "INTERNATIONAL PORTFOLIOS--COUNTRIES" above.) Each Emerging Markets Master Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets. These exchanges or OTC markets may be either within or outside the issuer's domicile country, and the securities may be listed or traded in the form of International Depository Receipts ("IDRs") or American Depository Receipts ("ADRs").


EMERGING MARKETS MASTER FUNDS CHARACTERISTICS AND POLICIES

    The Emerging Markets Series of the Trust will seek a broad market coverage of larger companies within each Approved Market. This Series will attempt to own shares of companies whose aggregate overall share of the Approved Market's total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 75%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies. As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Emerging Markets Series changes this investment policy, Emerging Markets Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Emerging Markets Small Cap Series of the Trust will seek a broad market coverage of smaller companies within each Approved Market. As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities of small companies. If the Emerging Markets Small Cap Series changes this investment policy, Emerging Markets Small Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. This Series will attempt to own shares of companies whose market capitalization is less than $1.5 billion. On a periodic basis, the Advisor will review the holdings of the Emerging Markets Small Cap Series and determine which, at the time of such review, are no longer considered small emerging market companies. The present policy is to consider portfolio securities for sale when they have appreciated sufficiently to rank, on a market capitalization basis, 100% larger than the largest market capitalization that is eligible for purchase as set by the Advisor for that Approved Market.

    The Dimensional Emerging Markets Value Fund seeks to achieve its objective by investing in emerging market equity securities which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the Dimensional Emerging Markets Value Fund will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Dimensional Emerging Markets Value Fund changes this investment policy, the Emerging Markets Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

    The Dimensional Emerging Markets Value Fund's policy is to seek to achieve its investment objective by investing in emerging market equity securities across all market capitalizations, and specifically those which are deemed by the Advisor to be value stocks at the time of purchase, as described above.

    Each Emerging Markets Master Fund may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and each Emerging Markets Master Fund's policy not to invest more than 25% of its assets in any one industry.

    Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market, (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country, (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets,
(d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets and (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company's securities will reflect principally conditions in Approved Markets.

    With respect to the Emerging Markets Series and Emerging Markets Small Cap Series, the Advisor defines the term "emerging market" to mean a country which is considered to be an emerging market by the International Finance Corporation. In determining what countries have emerging markets with respect to the Dimensional Emerging Markets Value Fund, the data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation, among other things, will be considered. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund.

    The Emerging Markets Master Funds also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for an Emerging Markets Master Fund to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

PORTFOLIO CONSTRUCTION

    The Emerging Markets Series' and Emerging Markets Small Cap Series' policy of seeking broad market diversification means that the Advisor will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

    Even though a company's stock may meet the applicable market capitalization criterion for a Series or the Emerging Markets Value Fund's criterion for investment, it may not be included in an Emerging Markets Master Fund for one or more of a number of reasons. For example, in the Advisor's judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive foreign investment company" (as defined in the Code). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500-Registered Trademark- Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

    Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the Advisor will prepare lists of eligible value stocks which are eligible for investment. Such list will be revised no less than semi-annually.

    The Emerging Markets Master Funds do not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds will receive dividend income.

                            FIXED INCOME PORTFOLIOS

DFA ONE-YEAR FIXED INCOME PORTFOLIO


    The investment objective of DFA One-Year Fixed Income Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the "One-Year Fixed Income Series"), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the One-Year Fixed Income Series will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. If the One-Year Fixed Income Series changes this investment policy, DFA One-Year Fixed Income Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see "Investments in the Banking Industry").


DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO


    The investment objective of DFA Two-Year Global Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio invests all of its assets in The DFA Two-Year Global Fixed Income Series of the Trust (the "Two-Year Global Fixed Income Series"). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in "Description of Investments," securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development ("OECD"). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Series intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.


    As a non-fundamental policy, under normal circumstances, the Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the Two-Year Global Fixed Income Series changes this investment policy, DFA Two-Year Global Fixed Income Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Because many of the Series' investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see "Investment in the Banking Industry").

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

    The investment objective of DFA Five-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies. Ordinarily, the Portfolio will invest its assets in U.S. government obligations and U.S. government agency obligations. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. If the DFA Five-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will also acquire repurchase agreements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The investment objective of DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper rated as set forth in "Description of Investments" and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. Because many of the Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

    The investment objective of DFA Intermediate Government Fixed Income Portfolio is to earn current income consistent with preservation of capital. Ordinarily, the Portfolio will invest its assets in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage backed securities are considered callable, such securities will not be included in the Portfolio.


    Generally, the Portfolio will purchase securities with maturities of between five and fifteen years. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between seven to ten years. In any event, as a non-fundamental policy, under normal circumstances, the DFA Intermediate Government Fixed Income Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity of between three and ten years. If the DFA Intermediate Government Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. One of the benefits of the Portfolio is expected to be that in a period of steeply falling interest rates, the Portfolio should perform well because of its average weighted maturity and the high quality and non-callable nature of its investments. The Portfolio is expected to match or exceed the returns of the Lehman Brothers Treasury Index, without exceeding the volatility of that Index.


    The Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

DESCRIPTION OF INVESTMENTS

    The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios and the One-Year Fixed Income and Two-Year Global Fixed Income Series.

                                                           PERMISSIBLE CATEGORIES:
                                                           -----------------------
DFA One-Year Fixed Income Series.........................             1-6,8
DFA Two-Year Global Fixed Income Series..................              1-10
DFA Five-Year Government Portfolio.......................             1,2,6
DFA Five-Year Global Fixed Income Portfolio..............              1-10
DFA Intermediate Government Fixed Income Portfolio.......         1,2,6,7,8

    1. U.S. GOVERNMENT OBLIGATIONS--Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

    2. U.S. GOVERNMENT AGENCY OBLIGATIONS--Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.


    3. CORPORATE DEBT OBLIGATIONS--Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody's Investors

Services, Inc. ("Moody's") or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.


    4. BANK OBLIGATIONS--Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

    5. COMMERCIAL PAPER--Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

    6. REPURCHASE AGREEMENTS--Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

    7. FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

    8. SUPRANATIONAL ORGANIZATION OBLIGATIONS--Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

    9. FOREIGN ISSUER OBLIGATIONS--Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody's.

    10. EURODOLLAR OBLIGATIONS--Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

    The categories of investments that may be acquired by each of the Fixed Income Portfolios (other than DFA Intermediate Government Fixed Income Portfolio) and the One-Year Fixed Income and Two-Year Global Fixed Income Series may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY


    The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. The Feeder Portfolios that invest in the above Master Funds, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Master Funds will not be considered investments in the banking industry so that a Feeder Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of these Master

Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, neither the One-Year Fixed Income Series nor the Two-Year Global Fixed Income Series are concentrating their investments in this industry.


    The types of bank and bank holding company obligations in which the One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Series' established credit rating criteria as stated under "Description of Investments." In addition, both Series are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

    The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated returns, net of trading costs.

    The One-Year Fixed Income Series, Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Two-Year Global Fixed Income Series, could be 0% to 200%. While the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of a Portfolio, the One-Year Fixed Income Series or the Two-Year Fixed Income Series will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

    The DFA Five-Year Global Fixed Income Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor's judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

                               PORTFOLIO TURNOVER

    The Enhanced U.S. Large Company and DFA Two-Year Global Fixed Income Portfolios engage in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

                     PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS

    With respect to all Domestic and International Equity Portfolios and the Master Funds in which such Portfolios might invest, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

                                SECURITIES LOANS

    All of the Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's or Master Fund's total assets. In connection with such loans, a Portfolio or Series will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a "Fund" and collectively the "Funds"), Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING


    The portfolio structures of each Small Company Portfolio and Master Fund, the Large Cap International Portfolio, the DFA Real Estate Securities Portfolio, each Value Master Fund, the International Value Series and the DFA International Small Cap Value Portfolio involve market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.


    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. (The XM Value Series may purchase common stocks in the bottom 2.5% of total market capitalization at times when it is advantageous to do so.) In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS


    Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all non-feeder Portfolios and all Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios (except the Feeder Portfolios and International Small Company Portfolio) and the Master Funds and International Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2001, see "ANNUAL FUND OPERATING EXPENSES."



    The Funds and the Master Funds bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Expense Waiver and Assumption Agreements for certain Portfolios. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.



    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $36 billion. The Advisor controls Dimensional Fund Advisors Ltd. ("DFAL") (see "Investment Services--United Kingdom and Continental Small Company Series") and DFA Australia Limited ("DFA Australia") (see "Investment Services--Japanese and Pacific Rim Small Company Series").


INVESTMENT SERVICES--JAPANESE AND PACIFIC RIM SMALL COMPANY SERIES


    Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia,
Suite 2001, Level 20 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for Japanese and Pacific Rim Small Company Series. DFA Australia's duties include the maintenance of a trading desk for each Series and the determination of the best and most efficient means of executing securities transactions. On at least a semiannual basis, the Advisor reviews the holdings of the

Japanese and Pacific Rim Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.


INVESTMENT SERVICES--UNITED KINGDOM AND CONTINENTAL SMALL COMPANY SERIES


    Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 14 Berkeley Street, London, W1X 5AD, England (planning to relocate to 100 Pall Mall, London, SW1Y 5NQ, England in May 2002), a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for United Kingdom and Continental Small Company Series. DFAL's duties include the maintenance of a trading desk for the Series and the determination of the best and most efficient means of executing securities transactions. On at least a semiannual basis the Advisor reviews the holdings of United Kingdom and Continental Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Series. DFAL is a member of the Financial Services Authority ("FSA"), a self-regulatory organization for investment managers operating under the laws of England.


CONSULTING SERVICES--LARGE CAP INTERNATIONAL PORTFOLIO, DFA INTERNATIONAL VALUE
  SERIES, DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO, EMERGING MARKETS SERIES, EMERGING MARKETS SMALL CAP SERIES AND DIMENSIONAL EMERGING MARKETS VALUE FUND

    The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

    In general, the policy of the Domestic and International Equity Portfolios, except U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, and DFA International Value Portfolio is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year. Dividends from net investment income of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, and DFA International Value Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains are distributed annually after November 30. Net investment income, which is accrued daily, will be distributed monthly (except for January) by DFA One-Year Fixed Income Portfolio, quarterly by DFA Intermediate Government Fixed Income, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios, and semiannually by DFA Five-Year Government Portfolio. Any net realized capital gains of the Fixed Income Portfolios will be distributed annually after the end of the fiscal year.

    Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, the Fixed Income Portfolios, DFA Real Estate Securities Portfolio, U.S. Large Company Portfolio and the U.S. Value Portfolios upon written notice to the Advisor, the shareholder selects one of the options listed below. While shareholders of the Large Cap International Portfolio and Enhanced U.S. Large Company Portfolio will automatically receive all capital gains distributions in additional shares of the respective Portfolio, upon written notice to Advisor, and completion of account information, they may receive all income dividends in cash.

       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.

                                                                                                   INCOME DIVIDEND  CAPITAL GAINS
                PORTFOLIO/MASTER FUND                   YEARLY  SEMI-ANNUALLY  QUARTERLY  MONTHLY    CASH OPTION     CASH OPTION
U.S. Large Company                                                                 X                     Yes             Yes
Enhanced U.S. Large Company                                                        X                     Yes              No
U.S. Large Cap Value                                                               X                     Yes             Yes
U.S. Small XM Value                                       X                                              Yes             Yes
U.S. Small Cap Value                                      X                                              Yes             Yes
U.S. Small Cap                                            X                                              Yes             Yes
U.S. Micro Cap                                            X                                              Yes             Yes
DFA Real Estate Securities                                X                                              Yes             Yes
Large Cap International                                   X                                              Yes              No
DFA International Value                                                            X                      No              No
International Small Company                               X                                               No              No
Japanese Small Company                                    X                                               No              No
Pacific Rim Small Company                                 X                                               No              No
United Kingdom Small Company                              X                                               No              No
Continental Small Company                                 X                                               No              No
DFA International Small Cap Value                         X                                               No              No
Emerging Markets                                          X                                               No              No
Emerging Markets Value                                    X                                               No              No
Emerging Markets Small Cap                                X                                               No              No
DFA One-Year Fixed Income*                                                                   X           Yes             Yes
DFA Two-Year Global Fixed Income                                                   X                     Yes             Yes
DFA Five-Year Government                                              X                                  Yes             Yes
DFA Five-Year Global Fixed Income                                                  X                     Yes             Yes
DFA Intermediate Government Fixed Income                                           X                     Yes             Yes

*   Net investment income will be distributed each month, except January.


    Certain investments by the Portfolios (or their corresponding Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction.



    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Funds as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.



    Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. For the Portfolios that invest their assets in Master Funds that hold foreign securities and are organized as partnerships for federal income tax purposes (including the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the various Emerging Markets Portfolios and Non-Feeder Portfolios), if more than 50% in value of the total assets of the Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for foreign withholding taxes that they pay.


    Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.


    A Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.


    The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

                               PURCHASE OF SHARES

CASH PURCHASES

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio) or, with regard to purchases of the DFA International Value Portfolio, for the account of Dimensional Investment Group Inc. (DFA International Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio (other than the DFA International Value Portfolio) by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. To purchase shares of the DFA International Value Portfolio investors should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., at the above address.

    Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES


    If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or their corresponding Master Funds) or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the International Equity Portfolios, the International Value Series, Enhanced U.S. Large Company Series, DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Equity Portfolios, DFA Two-Year Global Fixed Income Portfolio or DFA Five-Year Global Fixed Income Portfolio with local currencies should first contact the Advisor for wire instructions.

    The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction, however, this last limitation does not apply to DFA Five-Year Global Fixed Income Portfolio or the International Small Company Portfolio. The Funds will accept such securities for investment and not for resale.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                              VALUATION OF SHARES

NET ASSET VALUE


    The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the U.S. Micro Cap Series, the U.S. Small Cap Series, the U.S. Large Company Series, DFA Real Estate Securities Portfolio, the Value Master Funds, DFA International Value Series, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund value such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. To the extent that a Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Small Cap Series and Micro Cap Series are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from quoted or published prices for the same securities. The net asset values per share of the International Equity Portfolios (in respect to those Portfolios that are Feeder Portfolios and International Small Company Portfolio, the Master Funds), DFA International Value Series, Two-Year

Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio, or Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. NOTE: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Funds may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order). The value of the shares of the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the OTC market. Securities held by the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors or Trustees, as the case may be.

    Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by those Portfolios and Master Funds that invest in such securities are determined as of such times for the purpose of computing the net asset values of the Portfolios and Master Funds. If events which materially affect the value of the investments of a Portfolio or Master Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. Since the International Equity Portfolios and Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Master Funds do not price their shares, the net asset value of an International Equity Portfolio may change on days when shareholders will not be able to purchase or redeem shares.


    Most Portfolios and Master Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading. The Japanese Small Company Portfolio, U.K. Small Company Portfolio and Continental Small Company Portfolio are each closed on days that the foreign securities exchange(s) on which its portfolio securities are principally traded are closed. Purchase and redemption orders for shares of such Portfolio or Master Fund will not be accepted on those days.


    Certain of the securities holdings of the Emerging Markets Series, Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example, such Master Funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Master Funds may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that a Master Fund makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Directors or Trustees of the Master Fund, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Master Funds from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Master Fund.

    Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund are determined each day as of such close.

PUBLIC OFFERING PRICE


    The public offering price of shares of each Portfolio is the net asset value of the shares next determined after the receipt of the investor's funds by the custodian, provided that an Account Registration Form in good order has been received by the transfer agent. No reimbursement fee or sales charge is imposed on purchases.


                               EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:
DFA Investment Dimensions Group Inc. or, in the case of the DFA International Value Portfolio, to Dimensional Investment Group Inc., as follows:

                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401


    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.


    Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of Dimensional Investment Group Inc.

    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.


    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor's state of residence.


                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See "PURCHASE OF SHARES.") In the interests of economy and convenience, certificates for shares are not issued.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Funds reserve the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

    When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of Portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios and International Small Company Portfolio, the currencies in which the corresponding Master Funds' investments) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

                             THE FEEDER PORTFOLIOS

    Other institutional investors, including other mutual funds, may invest in each Master Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund Inc. at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

    The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, International Small Company Portfolio will indirectly bear its pro rata share of the operating expenses, management expenses and brokerage costs of such Master Fund, as well as the expense of operating the Portfolio.

    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

    If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. Small Cap, U.S. Micro Cap, Enhanced U.S. Large Company, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. Small XM Value, U.S. Small Cap Value, U.S. Large Cap Value, DFA International Value and Emerging Markets Value Portfolios may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."


                              FINANCIAL HIGHLIGHTS



    The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, the period of that Portfolio's operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' annual financial statements, are included in the annual reports. Further information about each Portfolio's performance is contained in the annual reports which are available upon request.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       U.S. LARGE COMPANY PORTFOLIO
                                                  ----------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR           YEAR           YEAR
                                                   ENDED           ENDED           ENDED          ENDED          ENDED
                                                  NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                    2001            2000            1999           1998           1997
                                                  --------       ----------       --------       --------       --------
Net Asset Value, Beginning of Period............  $  38.70       $    41.08       $  34.61       $  28.48       $  22.73
                                                  --------       ----------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....................      0.42             0.43           0.45           0.43           0.42
Net Gains (Losses) on Securities (Realized and
  Unrealized)...................................     (5.19)           (2.16)          6.67           6.20           5.89
                                                  --------       ----------       --------       --------       --------
Total From Investment Operations................     (4.77)           (1.73)          7.12           6.63           6.31
                                                  --------       ----------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...........................     (0.42)           (0.40)         (0.48)         (0.43)         (0.43)
Net Realized Gains..............................        --            (0.25)         (0.17)         (0.07)         (0.13)
                                                  --------       ----------       --------       --------       --------
Total Distributions.............................     (0.42)           (0.65)         (0.65)         (0.50)         (0.56)
                                                  --------       ----------       --------       --------       --------
Net Asset Value, End of Period..................  $  33.51       $    38.70       $  41.08       $  34.61       $  28.48
                                                  ========       ==========       ========       ========       ========
Total Return....................................    (12.41)%          (4.33)%        20.76%         23.56%         28.26%
                                                  --------       ----------       --------       --------       --------
Net Assets, End of Period (thousands)...........  $851,921       $1,037,593       $896,404       $549,962       $343,537
Ratio of Expenses to Average Net Assets*........      0.15%            0.15%          0.15%          0.15%          0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses)*....................................      0.30%            0.32%          0.31%          0.32%          0.35%
Ratio of Net Investment Income to Average Net
  Assets........................................      1.16%            1.02%          1.18%          1.39%          1.66%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Assumption of
  Expenses).....................................      1.01%            0.85%          1.02%          1.21%          1.46%
Portfolio Turnover Rate.........................       N/A              N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...         8%               8%             4%             9%             4%


------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   ENHANCED U.S.
                                                                              LARGE COMPANY PORTFOLIO
                                                        --------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2001           2000           1999           1998           1997
                                                        --------       --------       --------       --------       --------
Net Asset Value, Beginning of Period................    $ 11.91        $ 15.12        $  14.27       $ 13.61        $ 11.83
                                                        -------        -------        --------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)........................       0.06           1.46            1.54          0.63           0.54
Net Gains (Losses) on Securities (Realized and
  Unrealized).......................................      (1.27)         (2.00)           1.12          2.15           2.40
                                                        -------        -------        --------       -------        -------
Total From Investment Operations....................      (1.21)         (0.54)           2.66          2.78           2.94
                                                        -------        -------        --------       -------        -------
LESS DISTRIBUTIONS
Net Investment Income...............................      (0.68)         (1.26)          (1.14)        (0.72)         (0.55)
Net Realized Gains..................................      (0.75)         (1.41)          (0.67)        (1.40)         (0.61)
Tax Return of Capital...............................      (0.36)            --              --            --             --
                                                        -------        -------        --------       -------        -------
Total Distributions.................................      (1.79)         (2.67)          (1.81)        (2.12)         (1.16)
                                                        -------        -------        --------       -------        -------
Net Asset Value, End of Period......................    $  8.91        $ 11.91        $  15.12       $ 14.27        $ 13.61
                                                        =======        =======        ========       =======        =======
Total Return........................................     (11.90)%        (4.84)%         20.31%        23.73%         27.22%
                                                        -------        -------        --------       -------        -------
Net Assets, End of Period (thousands)...............    $90,780        $89,878        $102,200       $61,536        $47,642
Ratio of Expenses to Average Net Assets*............       0.39%          0.40%           0.40%         0.45%          0.52%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses)*..............       0.39%          0.40%           0.40%         0.46%          0.54%
Ratio of Net Investment Income to Average Net
  Assets............................................       0.36%         10.58%           6.27%         4.54%          4.51%
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses)....       0.36%         10.58%           6.27%         4.53%          4.49%
Portfolio Turnover Rate.............................        N/A            N/A             N/A           N/A            N/A
Portfolio Turnover Rate of Master Fund Series.......        122%            71%             82%           87%           194%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                              -----------------------------------------------------------------------------
                                                 YEAR             YEAR             YEAR             YEAR            YEAR
                                                ENDED            ENDED            ENDED            ENDED            ENDED
                                               NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                 2001             2000             1999             1998            1997
                                              ----------       ----------       ----------       ----------       ---------
Net Asset Value, Beginning of Period........  $    18.36       $    20.09       $    20.21       $    19.22       $  15.98
                                              ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................        0.29             0.36             0.34             0.31           0.29
Net Gains (Losses) on Securities (Realized
  and Unrealized)...........................        1.46             0.10             0.54             1.83           3.60
                                              ----------       ----------       ----------       ----------       --------
Total From Investment Operations............        1.75             0.46             0.88             2.14           3.89
                                              ----------       ----------       ----------       ----------       --------
LESS DISTRIBUTIONS
Net Investment Income.......................       (0.30)           (0.36)           (0.35)           (0.31)         (0.30)
Net Realized Gains..........................       (2.84)           (1.83)           (0.65)           (0.84)         (0.35)
                                              ----------       ----------       ----------       ----------       --------
Total Distributions.........................       (3.14)           (2.19)           (1.00)           (1.15)         (0.65)
                                              ----------       ----------       ----------       ----------       --------
Net Asset Value, End of Period..............  $    16.97       $    18.36       $    20.09       $    20.21       $  19.22
                                              ==========       ==========       ==========       ==========       ========
Total Return................................       10.83%            2.85%            4.51%           11.69%         25.10%
                                              ----------       ----------       ----------       ----------       --------
Net Assets, End of Period (thousands).......  $1,166,611       $1,245,177       $1,177,762       $1,080,470       $840,003
Ratio of Expenses to Average Net Assets*....        0.31%            0.33%            0.33%            0.33%          0.35%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)*................................        0.31%            0.33%            0.33%            0.33%          0.35%
Ratio of Net Investment Income to Average
  Net Assets................................        1.59%            1.97%            1.63%            1.57%          1.70%
Ratio of Net Investment Income to Average
  Net Assets (excluding waivers and
  assumption of expenses)                           1.59%            1.97%            1.63%            1.57%          2.17%
Portfolio Turnover Rate.....................         N/A              N/A              N/A              N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series....................................           6%              26%              43%              25%            18%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                U.S. SMALL XM VALUE
                                                                     PORTFOLIO
                                                              -----------------------
                                                                YEAR         FEB. 23
                                                               ENDED            TO
                                                              NOV. 30,       NOV. 30,
                                                                2001           2000
                                                              --------       --------
Net Asset Value, Beginning of Period........................  $ 11.06        $ 10.00
                                                              -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................     0.14           0.15
Net Gains (Losses) on Securities (Realized and
  Unrealized)...............................................     2.38           0.91
                                                              -------        -------
Total From Investment Operations............................     2.52           1.06
                                                              -------        -------
LESS DISTRIBUTIONS
Net Investment Income.......................................    (0.18)            --
Net Realized Gains..........................................    (0.37)            --
                                                              -------        -------
Total Distributions.........................................    (0.55)            --
                                                              -------        -------
Net Asset Value, End of Period..............................  $ 13.03        $ 11.06
                                                              =======        =======
Total Return................................................    23.77%         10.60%#
                                                              -------        -------
Net Assets, End of Period (thousands).......................  $69,130        $67,638
Ratio of Expenses to Average Net Assets**...................     0.47%          0.50%*
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses)**.............................     0.47%          0.85%*
Ratio of Net Investment Income to Average Net Assets........     1.03%          8.77%*
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses)............     1.03%          8.42%*
Portfolio Turnover Rate.....................................      N/A            N/A
Portfolio Turnover Rate of Master Fund Series...............        8%            26%(a)


------------------------------

*   Annualized

#  Non-Annualized


** Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.



N/A Refer to the respective Master Fund Series



(a) For the year ended November 30, 2000

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                        U.S. SMALL CAP VALUE PORTFOLIO
                                                  --------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2001            2000            1999            1998            1997
                                                  ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period............  $    18.79      $    19.17      $    19.09      $    22.09      $    17.00
                                                  ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....................        0.12            0.12            0.09            0.12            0.07
Net Gains (Losses) on Securities
  (Realized and Unrealized).....................        3.95            1.11            1.52           (2.10)           5.49
                                                  ----------      ----------      ----------      ----------      ----------
Total From Investment Operations................        4.07            1.23            1.61           (1.98)           5.56
                                                  ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS
Net Investment Income...........................       (0.13)          (0.10)          (0.08)          (0.10)          (0.11)
Net Realized Gains..............................       (1.62)          (1.51)          (1.45)          (0.92)          (0.36)
                                                  ----------      ----------      ----------      ----------      ----------
Total Distributions.............................       (1.75)          (1.61)          (1.53)          (1.02)          (0.47)
                                                  ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period..................  $    21.11      $    18.79      $    19.17      $    19.09      $    22.09
                                                  ==========      ==========      ==========      ==========      ==========
Total Return....................................       23.47%           6.99%           9.39%          (9.32)%         33.57%
                                                  ----------      ----------      ----------      ----------      ----------
Net Assets, End of Period (thousands)...........  $2,914,661      $2,633,943      $2,621,646      $2,350,094      $2,098,654
Ratio of Expenses to Average Net Assets*........        0.56%           0.56%           0.58%           0.58%           0.60%
Ratio of Net Investment Income to Average Net
  Assets........................................        0.54%           0.60%           0.49%           0.57%           0.37%
Portfolio Turnover Rate.........................         N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series...          13%             32%             29%             23%             25%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              U.S. SMALL CAP PORTFOLIO
                                                          ----------------------------------------------------------------
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
                                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                            2001          2000          1999          1998          1997
                                                          --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period....................  $  14.27      $  14.68      $  13.77      $  16.89      $  14.53
                                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................      0.09          0.08          0.08          0.08          0.09
Net Gains (Losses) on Securities
  (Realized and Unrealized).............................      1.57          0.78          2.18         (1.55)         3.42
                                                          --------      --------      --------      --------      --------
Total From Investment Operations........................      1.66          0.86          2.26         (1.47)         3.51
                                                          --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Net Investment Income...................................     (0.09)        (0.08)        (0.07)        (0.08)        (0.12)
Net Realized Gains......................................     (1.41)        (1.19)        (1.28)        (1.57)        (1.03)
                                                          --------      --------      --------      --------      --------
Total Distributions.....................................     (1.50)        (1.27)        (1.35)        (1.65)        (1.15)
                                                          --------      --------      --------      --------      --------
Net Asset Value, End of Period..........................  $  14.43      $  14.27      $  14.68      $  13.77      $  16.89
                                                          ========      ========      ========      ========      ========
Total Return............................................     12.70%         6.09%        18.26%        (9.27)%       26.12%
                                                          --------      --------      --------      --------      --------
Net Assets, End of Period (thousands)...................  $784,278      $585,873      $398,665      $324,590      $337,992
Ratio of Expenses to Average Net Assets*................      0.42%         0.43%         0.43%         0.43%         0.45%
Ratio of Net Investment Income to Average Net Assets....      0.62%         0.63%         0.62%         0.47%         0.48%
Portfolio Turnover Rate.................................       N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series...........        13%           38%           29%           29%           30%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             U.S. MICRO CAP PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2001            2000            1999            1998            1997
                                                    ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period............    $    11.93      $    12.54      $    10.65      $    13.99      $    12.14
                                                    ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....................          0.05            0.04            0.04            0.02            0.03
Net Gains (Losses) on Securities (Realized and
  Unrealized)...................................          1.59            0.61            2.00           (1.44)           3.01
                                                    ----------      ----------      ----------      ----------      ----------
Total From Investment Operations................          1.64            0.65            2.04           (1.42)           3.04
                                                    ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS
Net Investment Income...........................         (0.05)          (0.04)          (0.02)          (0.03)          (0.03)
Net Realized Gains..............................         (2.43)          (1.22)          (0.13)          (1.89)          (1.16)
                                                    ----------      ----------      ----------      ----------      ----------
Total Distributions.............................         (2.48)          (1.26)          (0.15)          (1.92)          (1.19)
                                                    ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period..................    $    11.09      $    11.93      $    12.54      $    10.65      $    13.99
                                                    ==========      ==========      ==========      ==========      ==========
Total Return....................................         17.22%           5.36%          19.47%         (11.14)%         27.46%
                                                    ----------      ----------      ----------      ----------      ----------
Net Assets, End of Period (thousands)...........    $1,606,367      $1,443,412      $1,322,590      $1,338,510      $1,509,427
Ratio of Expenses to Average Net Assets.........          0.56%*          0.56%*          0.61%*          0.59%*          0.60%
Ratio of Net Investment Income to Average Net
  Assets........................................          0.41%           0.34%           0.30%           0.18%           0.21%
Portfolio Turnover Rate.........................           N/A             N/A             N/A             N/A              28%
Portfolio Turnover Rate of Master Fund Series...            14%             37%             23%             26%            N/A+


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A  Refer to the respective Master Fund Series


N/A+ Not applicable as this Portfolio was a stand alone registered investment company for the year noted.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            DFA REAL ESTATE SECURITIES PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  13.51       $  11.50       $  13.00       $  15.53        $ 12.65
                                                            --------       --------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.82           0.76           0.77           0.74           0.88
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        1.49           1.90          (1.62)         (2.52)          2.68
                                                            --------       --------       --------       --------        -------
Total From Investment Operations........................        2.31           2.66          (0.85)         (1.78)          3.56
                                                            --------       --------       --------       --------        -------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.80)         (0.65)         (0.65)         (0.75)         (0.68)
Net Realized Gains......................................          --             --             --             --             --
                                                            --------       --------       --------       --------        -------
Total Distributions.....................................       (0.80)         (0.65)         (0.65)         (0.75)         (0.68)
                                                            --------       --------       --------       --------        -------
Net Asset Value, End of Period..........................    $  15.02       $  13.51       $  11.50       $  13.00        $ 15.53
                                                            ========       ========       ========       ========        =======
Total Return............................................       17.76%         24.49%         (6.75)%       (12.01)%        29.13%
                                                            --------       --------       --------       --------        -------
Net Assets, End of Period (thousands)...................    $283,732       $210,231       $130,039       $106,544        $95,072
Ratio of Expenses to Average Net Assets.................        0.43%          0.45%          0.47%          0.46%          0.48%
Ratio of Net Investment Income to Average Net Assets....        5.55%          6.06%          6.82%          5.95%          5.73%
Portfolio Turnover Rate.................................           6%             7%             8%             3%            31%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              LARGE CAP INTERNATIONAL PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  17.30       $  19.41       $  16.28       $  14.27        $ 14.18
                                                            --------       --------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.25           0.23           0.20           0.23           0.23
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (3.38)         (1.96)          3.19           2.03           0.15
                                                            --------       --------       --------       --------        -------
Total From Investment Operations........................       (3.13)         (1.73)          3.39           2.26           0.38
                                                            --------       --------       --------       --------        -------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.22)         (0.21)         (0.26)         (0.25)         (0.21)
Net Realized Gains......................................       (0.05)         (0.17)            --             --          (0.08)
                                                            --------       --------       --------       --------        -------
Total Distributions.....................................       (0.27)         (0.38)         (0.26)         (0.25)         (0.29)
                                                            --------       --------       --------       --------        -------
Net Asset Value, End of Period..........................    $  13.90       $  17.30       $  19.41       $  16.28        $ 14.27
                                                            ========       ========       ========       ========        =======
Total Return............................................      (18.42)%        (9.19)%        21.12%         16.13%          2.80%
                                                            --------       --------       --------       --------        -------
Net Assets, End of Period (thousands)...................    $344,871       $358,638       $268,340       $114,593        $87,223
Ratio of Expenses to Average Net Assets.................        0.45%          0.47%          0.53%          0.47%          0.47%
Ratio of Net Investment Income to Average Net Assets....        1.65%          1.21%          1.38%          1.63%          1.69%
Portfolio Turnover Rate.................................           4%             1%             2%             4%             2%

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              DFA INTERNATIONAL VALUE PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  12.58       $  13.07       $  11.88       $  10.94       $  11.90
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.25           0.24           0.28           0.24           0.19
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (1.50)         (0.32)          1.24           1.08          (0.65)
                                                            --------       --------       --------       --------       --------
Total from Investment Operations........................       (1.25)         (0.08)          1.52           1.32          (0.46)
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.27)         (0.22)         (0.29)         (0.24)         (0.21)
Net Realized Gains......................................       (0.76)         (0.19)         (0.04)         (0.14)         (0.29)
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (1.03)         (0.41)         (0.33)         (0.38)         (0.50)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.30       $  12.58       $  13.07       $  11.88       $  10.94
                                                            ========       ========       ========       ========       ========
Total Return............................................      (10.96)%        (0.72)%        12.96%         12.29%         (4.04)%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $449,496       $569,234       $453,713       $435,587       $370,117
Ratio of Expenses to Average Net Assets*................        0.51%          0.52%          0.52%          0.53%          0.56%
Ratio of Net Investment Income to Average Net Assets....        2.12%          1.76%          2.21%          2.04%          1.72%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........           6%             9%             6%            15%            23%


------------------------------


* Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $   8.49       $   9.13       $   7.82       $   7.82       $   9.96
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.15           0.17           0.15           0.15           0.10
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.67)         (0.62)          1.31          (0.04)         (2.22)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................       (0.52)         (0.45)          1.46           0.11          (2.12)
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.17)         (0.19)         (0.15)         (0.11)         (0.02)
Net Realized Gains......................................       (0.13)            --             --             --             --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.30)         (0.19)         (0.15)         (0.11)         (0.02)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period                              $   7.67       $   8.49       $   9.13       $   7.82       $   7.82
                                                            ========       ========       ========       ========       ========
Total Return............................................       (6.36)%        (5.01)%        19.07%          1.49%        (21.35)%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $356,200       $309,060       $250,442       $273,992       $230,469
Ratio of Expenses to Average Net Assets*................        0.72%          0.71%          0.75%          0.73%          0.75%
Ratio of Net Investment Income to Average Net Assets....        2.02%          2.10%          1.76%          1.62%          1.46%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              JAPANESE SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period.....................    $  9.90       $  11.11       $   9.10       $   9.45       $  21.03
                                                             -------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss).............................       0.09           0.10           0.05           0.07           0.09
Net Gains (Losses) on Securities (Realized and
  Unrealized)............................................      (1.46)         (1.24)          2.02          (0.31)        (10.45)
                                                             -------       --------       --------       --------       --------
Total From Investment Operations.........................      (1.37)         (1.14)          2.07          (0.24)        (10.36)
                                                             -------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income....................................      (0.11)         (0.07)         (0.06)         (0.11)         (0.06)
Net Realized Gains.......................................         --             --             --             --          (1.16)
                                                             -------       --------       --------       --------       --------
Total Distributions......................................      (0.11)         (0.07)         (0.06)         (0.11)         (1.22)
                                                             -------       --------       --------       --------       --------
Net Asset Value, End of Period...........................    $  8.42       $   9.90       $  11.11       $   9.10       $   9.45
                                                             =======       ========       ========       ========       ========
Total Return.............................................     (13.94)%       (10.23)%        22.96%         (2.37)%       (51.90)%
                                                             -------       --------       --------       --------       --------
Net Assets, End of Period (thousands)....................    $76,570       $101,115       $144,533       $119,714       $114,017
Ratio of Expenses to Average Net Assets*.................       0.74%          0.72%          0.73%          0.74%          0.73%
Ratio of Net Investment Income to Average Net Assets.....       0.93%          0.93%          0.61%          0.85%          0.50%
Portfolio Turnover Rate..................................        N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series............          9%             5%             6%             8%            13%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.



N/A Refer to the Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             PACIFIC RIM SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................     $  7.89        $  9.76       $   6.55        $  9.52       $  16.63
                                                             -------        -------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.25           0.34           0.20           0.25           0.32
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.06)         (1.80)          3.23          (2.40)         (6.22)
                                                             -------        -------       --------        -------       --------
Total From Investment Operations........................        0.19          (1.46)          3.43          (2.15)         (5.90)
                                                             -------        -------       --------        -------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.38)         (0.41)         (0.22)         (0.32)         (0.33)
Net Realized Gains......................................          --             --             --          (0.50)         (0.88)
                                                             -------        -------       --------        -------       --------
Total Distributions.....................................       (0.38)         (0.41)         (0.22)         (0.82)         (1.21)
                                                             -------        -------       --------        -------       --------
Net Asset Value, End of Period..........................     $  7.70        $  7.89       $   9.76        $  6.55       $   9.52
                                                             =======        =======       ========        =======       ========
Total Return............................................        2.32%        (15.65)%        54.36%        (23.98)%       (38.07)%
                                                             -------        -------       --------        -------       --------
Net Assets, End of Period (thousands)...................     $74,185        $88,307       $131,782        $89,330       $111,320
Ratio of Expenses to Average Net Assets*................        0.75%          0.74%          0.94%          0.84%          0.84%
Ratio of Net Investment Income to Average Net Assets....        3.18%          3.64%          2.50%          3.51%          1.95%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          10%             7%            34%            26%            24%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.



N/A Refer to the Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                           UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................     $ 19.31        $ 24.22        $ 21.63        $ 28.69       $  28.47
                                                             -------        -------        -------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.47           0.65           0.77           0.87           0.81
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (1.26)         (1.89)          5.67          (4.27)          1.46
                                                             -------        -------        -------        -------       --------
Total From Investment Operations........................       (0.79)         (1.24)          6.44          (3.40)          2.27
                                                             -------        -------        -------        -------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.63)         (0.82)         (0.81)         (0.84)         (0.73)
Net Realized Gains......................................       (1.66)         (2.85)         (3.04)         (2.82)         (1.32)
                                                             -------        -------        -------        -------       --------
Total Distributions.....................................       (2.29)         (3.67)         (3.85)         (3.66)         (2.05)
                                                             -------        -------        -------        -------       --------
Net Asset Value, End of Period..........................     $ 16.23        $ 19.31        $ 24.22        $ 21.63       $  28.69
                                                             =======        =======        =======        =======       ========
Total Return............................................       (5.36)%        (6.57)%        36.08%        (13.56)%         8.45%
                                                             -------        -------        -------        -------       --------
Net Assets, End of Period (thousands)...................     $41,143        $56,400        $83,826        $79,231       $130,891
Ratio of Expenses to Average Net Assets*................        0.74%          0.73%          0.72%          0.72%          0.70%
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses)...................        0.79%          0.74%          0.72%          0.72%          0.70%
Ratio of Net Investment Income to Average Net Assets....        2.38%          2.59%          3.11%          2.87%          2.40%
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses)........        2.33%          2.58%          3.11%          2.87%          2.40%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          14%            11%             5%            11%             4%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             CONTINENTAL SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................     $ 12.33       $  14.29       $  17.42       $  15.94       $  15.26
                                                             -------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.27           0.33           0.24           0.28           0.29
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.85)         (0.01)         (1.26)          2.55           1.55
                                                             -------       --------       --------       --------       --------
Total From Investment Operations........................       (0.58)          0.32          (1.02)          2.83           1.84
                                                             -------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.32)         (0.25)         (0.29)         (0.25)         (0.29)
Net Realized Gains......................................       (1.47)         (2.03)         (1.82)         (1.10)         (0.87)
                                                             -------       --------       --------       --------       --------
Total Distributions.....................................       (1.79)         (2.28)         (2.11)         (1.35)         (1.16)
                                                             -------       --------       --------       --------       --------
Net Asset Value, End of Period..........................     $  9.96       $  12.33       $  14.29       $  17.42       $  15.94
                                                             =======       ========       ========       ========       ========
Total Return............................................       (5.85)%         2.26%         (6.26)%        19.42%         13.02%
                                                             -------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................     $82,883       $110,220       $160,743       $199,838       $232,744
Ratio of Expenses to Average Net Assets*................        0.76%          0.72%          0.70%          0.70%          0.72%
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses)...................        0.76%          0.72%          0.70%          0.70%          0.72%
Ratio of Net Investment Income to Average Net Assets....        2.28%          1.92%          1.56%          1.32%          1.41%
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses)........        2.28%          1.92%          1.56%          1.32%          1.41%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          12%             9%            11%             1%             3%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                         DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $   7.84       $   8.49       $   7.54       $   7.95       $  10.45
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.19           0.18           0.14           0.15           0.12
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.20)         (0.63)          1.12          (0.16)         (2.19)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................       (0.01)         (0.45)          1.26          (0.01)         (2.07)
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.18)         (0.20)         (0.15)         (0.12)         (0.13)
Net Realized Gains......................................       (0.26)            --          (0.16)         (0.28)         (0.30)
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.44)         (0.20)         (0.31)         (0.40)         (0.43)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $   7.39       $   7.84       $   8.49       $   7.54       $   7.95
                                                            ========       ========       ========       ========       ========
Total Return............................................       (0.15)%        (5.36)%        17.54%          0.17%        (20.60)%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $492,911       $472,235       $525,133       $450,801       $431,257
Ratio of Expenses to Average Net Assets.................        0.83%          0.82%          0.83%          0.86%          0.90%
Ratio of Net Investment Income to Average Net Assets....        2.36%          2.28%          1.81%          1.85%          1.47%
Portfolio Turnover Rate.................................          13%            16%            16%            19%            14%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                               EMERGING MARKETS PORTFOLIO
                                                            ----------------------------------------------------------------
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                              2001          2000          1999          1998          1997
                                                            --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period....................    $   9.52      $  12.37      $   8.16      $   9.61      $  11.71
                                                            --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.12          0.11          0.08          0.13          0.12
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.96)        (2.86)         4.22         (1.32)        (2.13)
                                                            --------      --------      --------      --------      --------
Total From Investment Operations........................       (0.84)        (2.75)         4.30         (1.19)        (2.01)
                                                            --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.06)        (0.10)        (0.09)        (0.26)        (0.09)
Net Realized Gains......................................          --            --            --            --            --
                                                            --------      --------      --------      --------      --------
Total Distributions.....................................       (0.06)        (0.10)        (0.09)        (0.26)        (0.09)
                                                            --------      --------      --------      --------      --------
Net Asset Value, End of Period..........................    $   8.62      $   9.52      $  12.37      $   8.16      $   9.61
                                                            ========      ========      ========      ========      ========
Total Return............................................       (8.95)%      (22.49)%       53.34%       (12.57)%      (17.27)%
                                                            --------      --------      --------      --------      --------
Net Assets, End of Period (thousands)...................    $298,036      $286,152      $330,604      $225,227      $212,048
Ratio of Expenses to Average Net Assets*................        0.90%         0.90%         0.91%         1.00%         0.99%
Ratio of Net Investment Income to Average Net Assets....        1.50%         0.90%         0.90%         1.19%         1.19%
Portfolio Turnover Rate.................................         N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series...........           6%           12%           16%           10%            1%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.



N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             EMERGING MARKETS VALUE PORTFOLIO
                                                                -----------------------------------------------------------
                                                                  YEAR           YEAR           YEAR
                                                                  ENDED          ENDED          ENDED        APRIL 2, 1998
                                                                NOV. 30,       NOV. 30,       NOV. 30,             TO
                                                                  2001           2000           1999         NOV. 30, 1998
                                                                ---------      ---------      ---------      --------------
Net Asset Value, Beginning of Period........................     $  8.97        $ 13.67        $  8.37           $ 10.00
                                                                 -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................        0.18           0.10           0.33              0.06
Net Gains (Losses) on Securities (Realized and
  Unrealized)...............................................       (0.58)         (3.56)          5.30             (1.69)
                                                                 -------        -------        -------           -------
Total from Investment Operations............................       (0.40)         (3.46)          5.63             (1.63)
                                                                 -------        -------        -------           -------
LESS DISTRIBUTIONS
Net Investment Income.......................................       (0.09)         (0.11)         (0.33)               --
Net Realized Gains..........................................       (0.05)         (1.13)            --                --
                                                                 -------        -------        -------           -------
Total Distributions.........................................       (0.14)         (1.24)         (0.33)               --
                                                                 -------        -------        -------           -------
Net Asset Value, End of Period..............................     $  8.43        $  8.97        $ 13.67           $  8.37
                                                                 =======        =======        =======           =======
Total Return................................................       (4.60)%       (28.30)%        69.99%           (16.30)%#

Net Assets, End of Period (thousands).......................     $60,999        $44,658        $43,608           $10,969
Ratio of Expenses to Average Net Assets (1).................        1.00%          1.04%          1.05%             1.96%*
Ratio of Net Investment Income to Average Net Assets........        2.34%          0.76%          1.87%             3.24%*
Portfolio Turnover Rate.....................................         N/A            N/A            N/A               N/A
Portfolio Turnover Rate of Master Fund Series...............          19%            19%            18%               35%(a)


------------------------------

*   Annualized

#   Non-annualized


(1) Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund.


(a)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                               EMERGING MARKETS
                                                                             SMALL CAP PORTFOLIO
                                                              --------------------------------------------------
                                                                YEAR          YEAR          YEAR        MARCH 6,
                                                               ENDED         ENDED         ENDED           TO
                                                              NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                2001          2000          1999          1998
                                                              --------      --------      --------      --------
Net Asset Value, Beginning of Period........................  $  6.79       $ 14.88       $  9.09        $10.00
                                                              -------       -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................     0.10          0.12          0.04         (0.01)
Net Gains (Losses) on Securities (Realized and
  Unrealized)...............................................    (0.65)        (1.68)         6.11         (0.90)
                                                              -------       -------       -------        ------
Total From Investment Operations............................    (0.55)        (1.56)         6.15         (0.91)
                                                              -------       -------       -------        ------
LESS DISTRIBUTIONS
Net Investment Income.......................................    (0.06)        (0.15)        (0.06)           --
Net Realized Gains..........................................    (0.85)        (6.38)        (0.30)           --
                                                              -------       -------       -------        ------
Total Distributions.........................................    (0.91)        (6.53)        (0.36)           --
                                                              -------       -------       -------        ------
Net Asset Value, End of Period..............................  $  5.33       $  6.79       $ 14.88        $ 9.09
                                                              =======       =======       =======        ======
Total Return................................................    (9.44)%      (23.38)        70.30%        (9.10)%#
                                                              -------       -------       -------        ------
Net Assets, End of Period (thousands).......................  $15,172       $10,992       $11,734        $5,021
Ratio of Expenses to Average Net Assets**...................     1.56%         1.56%         1.77%         2.36%*
Ratio of Net Investment Income to Average Net Assets........     1.18%         0.77%         0.73%        (0.29)%*
Portfolio Turnover Rate.....................................      N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series...............       14%           20%           24%           13%


------------------------------

*   Annualized

#  Non-annualized


** Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.21       $  10.17       $  10.22       $  10.23       $  10.24
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.51           0.60           0.52           0.57           0.59
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.11           0.04          (0.04)            --          (0.01)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.62           0.64           0.48           0.57           0.58
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.52)         (0.60)         (0.52)         (0.57)         (0.59)
Net Realized Gains......................................          --             --          (0.01)         (0.01)            --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.52)         (0.60)         (0.53)         (0.58)         (0.59)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.31       $  10.21       $  10.17       $  10.22       $  10.23
                                                            ========       ========       ========       ========       ========
Total Return............................................        6.21%          6.49%          4.80%          5.74%          5.84%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $739,847       $725,284       $712,520       $752,510       $752,237
Ratio of Expenses to Average Net Assets*................        0.20%          0.20%          0.21%          0.21%          0.22%
Ratio of Net Investment Income to Average Net Assets....        5.04%          5.90%          5.07%          5.51%          5.79%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          55%            35%            58%            24%            83%


------------------------------


* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.


N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                     DFA TWO-YEAR GLOBAL
                                                                                   FIXED INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.05       $  10.31       $  10.21       $  10.40       $  10.37
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.19           1.01           0.56           0.61           0.69
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.45          (0.41)         (0.09)          0.01          (0.12)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.64           0.60           0.47           0.62           0.57
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.56)         (0.86)         (0.36)         (0.79)         (0.53)
Net Realized Gains......................................          --             --          (0.01)         (0.02)         (0.01)
Tax Return of Capital...................................       (0.18)            --             --             --             --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.74)         (0.86)         (0.37)         (0.81)         (0.54)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $   9.95       $  10.05       $  10.31       $  10.21       $  10.40
                                                            ========       ========       ========       ========       ========
Total Return............................................        6.75%          6.18%          4.69%          6.39%          5.66%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $596,119       $518,491       $531,488       $440,885       $418,905
Ratio of Expenses to Average Net Assets*................        0.27%          0.27%          0.27%          0.29%          0.34%
Ratio of Net Investment Income to Average Net Assets....        1.34%          9.97%          5.59%          5.90%          6.70%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........         113%            73%            78%           113%           119%


------------------------------


* Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.



N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.32       $  10.26       $  10.35       $  10.36       $  10.42
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.49           0.59           0.49           0.54           0.59
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.32           0.01          (0.08)          0.01          (0.06)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.81           0.60           0.41           0.55           0.53
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.57)         (0.54)         (0.50)         (0.56)         (0.59)
Net Realized Gains......................................          --             --             --             --             --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.57)         (0.54)         (0.50)         (0.56)         (0.59)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.56       $  10.32       $  10.26       $  10.35       $  10.36
                                                            ========       ========       ========       ========       ========
Total Return............................................        8.18%          6.16%          4.11%          5.50%          5.39%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $243,880       $218,557       $219,022       $210,986       $204,377
Ratio of Expenses to Average Net Assets.................        0.27%          0.28%          0.28%          0.29%          0.29%
Ratio of Net Investment Income to Average Net Assets....        4.79%          5.75%          4.95%          5.18%          5.95%
Portfolio Turnover Rate.................................         189%            60%            57%             7%            28%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                         DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.50       $  10.53       $  10.65       $  10.88       $  11.04
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.50           0.61           0.37           0.45           0.48
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.22             --           0.01           0.42           0.33
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.72           0.61           0.38           0.87           0.81
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.72)         (0.64)         (0.22)         (1.04)         (0.88)
Net Realized Gains......................................          --             --          (0.28)         (0.06)         (0.09)
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.72)         (0.64)         (0.50)         (1.10)         (0.97)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.50       $  10.50       $  10.53       $  10.65       $  10.88
                                                            ========       ========       ========       ========       ========
Total Return............................................        7.23%          6.09%          3.63%          8.78%          7.87%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $628,936       $517,325       $472,334       $371,619       $250,078
Ratio of Expenses to Average Net Assets.................        0.37%          0.38%          0.39%          0.41%          0.42%
Ratio of Net Investment Income to Average Net Assets....        4.04%          4.15%          3.62%          3.87%          4.50%
Portfolio Turnover Rate.................................         113%            80%            59%            74%            95%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                            ----------------------------------------------------------------
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                              2001          2000          1999          1998          1997
                                                            --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period....................    $  11.18      $  10.84      $  11.78      $  11.28      $  11.22
                                                            --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.65          0.63          0.61          0.61          0.66
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.71          0.38         (0.89)         0.59          0.06
                                                            --------      --------      --------      --------      --------
Total From Investment Operations........................        1.36          1.01         (0.28)         1.20          0.72
                                                            --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.64)        (0.63)        (0.58)        (0.65)        (0.66)
Net Realized Gains......................................          --         (0.04)        (0.08)        (0.05)           --
                                                            --------      --------      --------      --------      --------
Total Distributions.....................................       (0.64)        (0.67)        (0.66)        (0.70)        (0.66)
                                                            --------      --------      --------      --------      --------
Net Asset Value, End of Period..........................    $  11.90      $  11.18      $  10.84      $  11.78      $  11.28
                                                            ========      ========      ========      ========      ========
Total Return............................................       12.57%         9.75%        (2.41)%       11.07%         6.75%
                                                            --------      --------      --------      --------      --------
Net Assets, End of Period (thousands)...................    $310,661      $286,444      $256,376      $239,035      $136,555
Ratio of Expenses to Average Net Assets.................        0.16%         0.18%         0.21%         0.24%         0.25%
Ratio of Net Investment Income to Average Net Assets....        5.60%         6.00%         5.58%         5.77%         6.20%
Portfolio Turnover Rate.................................          17%            8%           13%           24%           24%

                               SERVICE PROVIDERS


               INVESTMENT ADVISOR                              CUSTODIAN--DOMESTIC

         DIMENSIONAL FUND ADVISORS INC.                         PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005

                  SUB-ADVISORS                       ACCOUNTING SERVICES, DIVIDEND DISBURSING
         DIMENSIONAL FUND ADVISORS LTD.                         AND TRANSFER AGENT
               14 Berkeley Street                                   PFPC INC.
                 London W1X 5AD                                400 Bellevue Parkway
                    England                                    Wilmington, DE 19809
            Tel. No. (207) 409-8600
          Address effective May 2002:                             LEGAL COUNSEL
                 100 Pall Mall                         STRADLEY RONON STEVENS & YOUNG, LLP
                London SW1Y 5NQ                              2600 One Commerce Square
                    England                                Philadelphia, PA 19103-7098
             DFA AUSTRALIA LIMITED
          Suite 2001, Level 20 Gateway
               1 MacQuarie Place
          Sydney, New South Wales 2000
                   Australia
           Tel. No. (612) 9 247-7822

            CUSTODIAN--INTERNATIONAL                 INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                 CITIBANK, N.A.                             PRICEWATERHOUSECOOPERS LLP
                111 Wall Street                                     Suite 1700
               New York, NY 10005                          200 East Las Olas Boulevard
                                                            Fort Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Funds and their Portfolios in the Funds' Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

REQUEST FREE COPIES FROM:

- Your investment advisor -- you are a client of an investment advisor who has invested in the Portfolios on your behalf.

- The Fund -- you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

-  Access current prospectuses on our web site at http://www.dfafunds.com.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DIMENSIONAL INVESTMENT GROUP INC. (DFA INTERNATIONAL VALUE
PORTFOLIO)--REGISTRATION NO. 811-6067
DFA INVESTMENT DIMENSIONS GROUP INC. (ALL OTHER PORTFOLIOS)--REGISTRATION NO. 811-3258

                              P R O S P E C T U S


                                 MARCH 30, 2002
 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.


                      DFA INVESTMENT DIMENSIONS GROUP INC.

    The investment company described in this Prospectus offers a variety of investment portfolios. Each of the
 investment company's Portfolios has its own investment objective and policies, and is the equivalent of a
       separate mutual fund. The Portfolios described in this Prospectus:

            Are generally available only to institutional investors
                 and clients of registered investment advisors.

                   Do not charge sales commissions or loads.

                     Are designed for long-term investors.

                 PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

                           DOMESTIC EQUITY SECURITIES

                  Tax-Managed U.S. Marketwide Value Portfolio


                   Tax-Managed U.S. Small Cap Value Portfolio



                       Tax-Managed U.S. Equity Portfolio



                      Tax-Managed U.S. Small Cap Portfolio


                        INTERNATIONAL EQUITY SECURITIES

                 Tax-Managed DFA International Value Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                           SECURITIES OR PASSED UPON
    THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY.........................................    1

  ABOUT THE PORTFOLIOS......................................    1
  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    3
  OTHER RISKS...............................................    4
  RISK AND RETURN BAR CHARTS AND TABLES.....................    5

FEES AND EXPENSES...........................................    7

ANNUAL FUND OPERATING EXPENSES..............................    7

  EXAMPLE...................................................    8

SECURITIES LENDING REVENUE..................................    8

HIGHLIGHTS..................................................    9

  MANAGEMENT AND ADMINISTRATIVE SERVICES....................    9
  PURCHASE, VALUATION AND REDEMPTION OF SHARES..............    9

U.S. VALUE PORTFOLIOS.......................................    9

  INVESTMENT OBJECTIVES AND POLICIES........................    9

U.S. EQUITY PORTFOLIO.......................................   10

  INVESTMENT OBJECTIVE AND POLICIES.........................   10

U.S. SMALL CAP PORTFOLIO....................................   11

  INVESTMENT OBJECTIVE AND POLICIES.........................   11

INTERNATIONAL EQUITY PORTFOLIO..............................   11

  INVESTMENT OBJECTIVES AND POLICIES........................   11

TAX MANAGEMENT STRATEGIES...................................   12

PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS......................   13

SECURITIES LOANS............................................   13

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............   13

MANAGEMENT OF THE FUNDS.....................................   14

  CONSULTING SERVICES--TAX-MANAGED DFA INTERNATIONAL VALUE
    PORTFOLIO...............................................   15

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............   15

PURCHASE OF SHARES..........................................   16

  CASH PURCHASES............................................   16
  IN-KIND PURCHASES.........................................   17

VALUATION OF SHARES.........................................   18

  NET ASSET VALUE...........................................   18

EXCHANGE OF SHARES..........................................   19

REDEMPTION OF SHARES........................................   19

  REDEMPTION PROCEDURE......................................   19
  REDEMPTION OF SMALL ACCOUNTS..............................   20
  IN-KIND REDEMPTIONS.......................................   20

THE FEEDER PORTFOLIOS.......................................   21

FINANCIAL HIGHLIGHTS........................................   22

SERVICE PROVIDERS...........................................   25

RISK/RETURN SUMMARY

ABOUT THE PORTFOLIOS
-------------------

The Portfolios:

- Are generally offered to institutional investors and clients of registered investment advisers.


-  Do not charge sales commissions or "loads."


-  Are designed for long-term investors.

[SIDENOTE]
- The Portfolios are no-load and low cost.
[END OF SIDENOTE]

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you may lose money.

SOME PORTFOLIOS HAVE SPECIAL STRUCTURES: The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio are called "Feeder Portfolios," because they do not buy individual securities directly. Instead, each invests in a corresponding fund called a "Master Fund." A Master Fund in turn purchases stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Feeder Portfolios might encounter operational or other complications.

[SIDENOTE]
- A Master Fund buys securities directly. A Feeder Portfolio invests in the Master Fund's shares. The two have the same gross investment returns.
[END OF SIDENOTE]

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each non-Feeder Portfolio and Master Fund. (The Feeder Portfolios do not need an investment manager.)

EQUITY INVESTMENT APPROACH:
-------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market capitalization weighted.

Certain Domestic Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Creating an initial universe of securities based on total market capitalization.

2. Identifying a sub-set of companies meeting the Advisor's investment guidelines.

3. Generally, considering a stock (which may be listed on any principal U.S. exchange or over-the-counter market) for purchase only if the stock's market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio generally purchase stocks whose market capitalizations are in the lowest 8% of total market capitalization.

[SIDENOTE]
- MARKET CAPITALIZATION MEANS the number of shares of a company's stock outstanding times price per share.

- MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

- TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").
[END OF SIDENOTE]

TAX-MANAGED PORTFOLIO STRATEGIES:

The Advisor's tax management strategies are designed to maximize the after tax value of a shareholder's investment. Generally, the Advisor buys and sells a tax-managed portfolio's securities with the goals of:

1. Delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated).

2. Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

3.  Reducing dividends.

[SIDENOTE]
- Shareholders of Tax-Managed Portfolios may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.
[END OF SIDENOTE]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

DOMESTIC EQUITY PORTFOLIOS:

THE U.S. VALUE PORTFOLIOS
----------------------


TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO


- INVESTMENT OBJECTIVE(S): Long-term capital appreciation while minimizing federal income taxes on returns.

-  INVESTMENT STRATEGY:

   - TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO -- Buy shares of a Master Fund that purchases value stocks of United States companies on a market capitalization weighted basis. The Master Fund intends to maximize the after tax value of a shareholder's investment.

   - TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO -- Purchase value stocks of small United States companies on a market capitalization weighted basis. The Portfolio intends to maximize the after tax value of a shareholder's investment.

- HOW THE PORTFOLIOS DIFFER: The Portfolios focus on different parts of the value stocks universe:

   - TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO -- The full universe of stocks.

   - TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO -- Small capitalization issues.

[SIDENOTE]
- "VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.

- In selecting value stocks, the Advisor primarily considers price relative to book value.
[END OF SIDENOTE]

MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

THE U.S. EQUITY PORTFOLIO
----------------------


TAX-MANAGED U.S. EQUITY PORTFOLIO


- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing federal income taxes on returns.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases stocks of United States companies on a market capitalization weighted basis. The Master Fund intends to maximize the after tax value of a shareholder's investment.

MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

THE U.S. SMALL CAP PORTFOLIO
--------------------------


TAX-MANAGED U.S. SMALL CAP PORTFOLIO


- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing federal income taxes on returns.

- INVESTMENT STRATEGY: Purchase stocks of small United States companies on a market capitalization weighted basis. The Portfolio intends to maximize the after tax value of a shareholder's investment.

RISK OF SMALL COMPANIES: Securities of small firms are often less liquid than those of larger companies. As a result, the stocks of very small companies may fluctuate more in price than the stocks of larger companies.

INTERNATIONAL EQUITY PORTFOLIO:

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing federal income taxes on returns.

- INVESTMENT STRATEGY: Purchase value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country. The Portfolio intends to maximize the after tax value of a shareholder's investment.

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Portfolios generally do not hedge foreign currency risk.

[SIDENOTE]
- Most Portfolios and the Master Fund do not hedge their foreign currency risks. [END OF SIDENOTE]

OTHER RISKS
-----------

TAX-MANAGEMENT:
---------------

The tax-management strategies may alter investment decisions and affect the Portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Portfolios may deviate from that of non-tax managed mutual funds.

SECURITIES LENDING:
----------------

Non-Feeder Portfolios and the Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

RISK AND RETURN BAR CHARTS AND TABLES
--------------------------------------


The Bar Charts and Tables immediately following illustrate the variability of each Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results. The Tax-Managed U.S. Equity Portfolio did not commence operations until September 25, 2001, so no performance is presented for this Portfolio.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TAX-MANAGED
U.S. MARKETWIDE
VALUE PORTFOLIO

TOTAL RETURNS (%)
1999                5.44
2000               10.91
2001                1.71

JANUARY 1999-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
16.45                       (4/99-6/99)          -18.64  (7/01-9/01)

                                         PERIODS ENDING DECEMBER 31, 2001
                                                                      One  Since 1/99
Annualized Returns (%)                                               Year   Inception
TAX-MANAGED U.S. MARKETWIDE
VALUE PORTFOLIO
Return Before Taxes                                                  1.71        5.96
Return After Taxes on Distributions                                  1.36        5.47
Return After Taxes on Distributions and
Sale of Portfolio Shares                                             1.06        4.57
RUSSELL 3000 VALUE INDEX                                            -4.33        3.29

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
1999               12.76
2000               12.72
2001               20.31

JANUARY 1999-DECEMBER 2001
Highest Quarter                            Lowest Quarter
24.00                       (10/01-12/01)          -19.31  (7/01-9/01)

                                         PERIODS ENDING DECEMBER 31, 2001
                                                       ONE                 SINCE 1/99
Annualized Returns (%)                                               Year   Inception
TAX-MANAGED U.S. SMALL CAP
VALUE PORTFOLIO
Return Before Taxes                                                 20.31       15.22
Return After Taxes on Distributions                                 20.14       14.97
Return After Taxes on Distributions and
Sale of Portfolio Shares                                            12.37       12.35
RUSSELL 2000 VALUE INDEX                                            14.02       11.31

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

TOTAL RETURNS (%)
      1999         30.08
      2000         1.48
2001               12.89

JANUARY 1999-DECEMBER 2001
Highest Quarter                            Lowest Quarter
24.97                       (10/01-12/01)          -21.55  (7/01-9/01)

                                         PERIODS ENDING DECEMBER 31, 2001
                                                                      One  Since 1/99
Annualized Returns (%)                                               Year   Inception
TAX-MANAGED U.S.
SMALL CAP PORTFOLIO
Return Before Taxes                                                 12.89       14.24
Return After Taxes on Distributions                                 12.77       14.10
Return After Taxes on Distributions and
Sale of Portfolio Shares                                             7.85       11.60
RUSSELL 2000 INDEX                                                   2.49        6.42

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

TOTAL RETURNS (%)
2000                 0.04
2001               -13.15

JANUARY 1999-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
           7.81             (10/01-12/01)      -14.94      (7/01-9/01)

                                         PERIODS ENDING DECEMBER 31, 2001
                                                                      One  Since 5/99
Annualized Returns (%)                                               Year   Inception
TAX-MANAGED DFA
INTERNATIONAL VALUE PORTFOLIO
Return Before Taxes                                                -13.15       -2.43
Return After Taxes on Distributions                                -13.58       -2.83
Return After Taxes on Distributions and
Sale of Portfolio Shares                                            -8.01       -2.12
MSCI EAFE INDEX (NET DIVIDENDS)                                    -21.45       -7.55

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT): NONE

                         ANNUAL FUND OPERATING EXPENSES

               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


    Except as indicated below, the expenses in the following table are annualized based on those incurred by the Portfolios (and the corresponding Master Fund, where applicable) for the fiscal year ended November 30, 2001.



                               TAX-MANAGED           TAX-MANAGED         TAX-MANAGED      TAX-MANAGED        TAX-MANAGED
                          U.S. MARKETWIDE VALUE      U.S. EQUITY       U.S. SMALL CAP    U.S. SMALL CAP   DFA INTERNATIONAL
                              PORTFOLIO(1)        PORTFOLIO(1)(2)(3)   VALUE PORTFOLIO     PORTFOLIO       VALUE PORTFOLIO
                          ---------------------   ------------------   ---------------   --------------   -----------------
Management Fee.........           0.35%                  0.20%              0.50%             0.50%              0.50%
Other Expenses.........           0.09%                  0.15%              0.07%             0.08%              0.26%
                                  ----                   ----               ----              ----               ----
TOTAL OPERATING
  EXPENSES.............           0.44%                  0.35%              0.57%             0.58%              0.76%
Fee Waiver and/or
  Expense Assumption...           None                   0.10%              None              None               None
                                  ----                   ----               ----              ----               ----
NET EXPENSES...........           0.44%                  0.25%              0.57%             0.58%              0.76%
                                  ====                   ====               ====              ====               ====


------------------------


(1) Feeder Portfolio. The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio.



 (2) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 2002. The Portfolio did not begin operations until September 25, 2001.


 (3) Pursuant to an Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from September 24, 2001 to September 24, 2002, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   ---------
Tax-Managed U.S. Marketwide Value...........................    $45        $141       $246      $  555
Tax-Managed U.S. Equity.....................................     26         102         NA          NA
Tax-Managed U.S. Small Cap Value............................     58         183        318         714
Tax-Managed U.S. Small Cap..................................     59         186        324         726
Tax-Managed DFA International Value.........................     78         243        422         942


    With respect to the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, the Example summarizes the aggregate annual operating expenses of both the Portfolio and the Master Fund in which the Portfolio invests. The Tax-Managed U.S. Equity Portfolio and its corresponding Master Fund are new and, therefore, the above example is based on estimated expenses for the current fiscal year and does not extend over five and ten-year periods. The 1 year costs for the Tax-Managed U.S. Equity Portfolio reflect the "Net Expenses" of the Portfolio that result from the contractual expense waiver and assumption.

                           SECURITIES LENDING REVENUE


    For the fiscal year ended November 30, 2001, the following Portfolios and Master Fund received the following net revenue from a securities lending program (See "SECURITIES LOANS") which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:



                                                                            PERCENTAGE
                                                                              OF NET
PORTFOLIO/MASTER FUND                                         NET REVENUE     ASSETS
---------------------                                         -----------   ----------
Tax-Managed U.S. Marketwide Value Series....................    $ 86,000       0.02%
Tax-Managed U.S. Small Cap Value Portfolio..................    $355,000       0.05%
Tax-Managed U.S. Equity Series..............................    $  1,000       0.01%
Tax-Managed U.S. Small Cap Portfolio........................    $319,000       0.11%
Tax-Managed DFA International Value Portfolio...............    $259,000       0.12%

                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

    The Advisor serves as investment advisor to each of the Portfolios (except the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio) and to the Master Funds. The Advisor provides the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES

    The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio will fluctuate in relation to the investment experience of the Master Funds in which each Portfolio invests. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

                             U.S. VALUE PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of these Portfolios is to achieve long-term capital appreciation. The Tax-Managed U.S. Marketwide Value Portfolio will pursue its investment objective by investing all of its assets in The Tax-Managed
U.S. Marketwide Value Series of The DFA Investment Trust Company (the "Trust"). The Tax-Managed U.S. Marketwide Value Series has the same investment objective and policies as the Tax-Managed U.S. Marketwide Value Portfolio.



    The Tax-Managed U.S. Small Cap Value Portfolio and The Tax-Managed
U.S. Marketwide Value Series invest directly in portfolio securities. Ordinarily, each Portfolio and Series will invest its assets in the common stocks of U.S. companies which the Advisor determines to be "value" stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, however, the Advisor may consider additional factors such as a company's price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.


    The Tax-Managed U.S. Marketwide Value Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers for purchase by the Tax-Managed U.S. Marketwide Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Value Series changes this investment policy, Tax-Managed U.S. Marketwide Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.


    The Tax-Managed U.S. Small Cap Value Portfolio generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1306 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Tax-Managed U.S. Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Small Cap Value Portfolio.



    The total market capitalization ranges, and the value criteria used by the Advisor for The Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio, as described above, generally apply at the time of purchase by either The Tax-Managed U.S. Marketwide Value Series or the Tax-Managed U.S. Small Cap Value Portfolio. The Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgement, circumstances warrant their sale. See "PORTFOLIO TRANSACTION--All Portfolios" in this prospectus.


                             U.S. EQUITY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Tax-Managed U.S. Equity Portfolio is to achieve long-term capital appreciation. The Tax-Managed U.S. Equity Portfolio will pursue its investment objective by investing all of its assets in the Tax-Managed U.S. Equity Series of the Trust. The Tax-Managed U.S. Equity Series has the same investment objective and policies as the Tax-Managed U.S. Equity Portfolio. The Tax-Managed U.S. Equity Series invests directly in portfolio securities.


    The Tax-Managed U.S. Equity Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers for purchase by the Tax-Managed U.S. Equity Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Equity Series will invest at least 80% of its net assets in equity securities of U.S. companies. If the Tax-Managed U.S. Equity Series changes this investment policy, the Tax-Managed U.S. Equity Portfolio will notify shareholders at least 60 days in advance of this change, and will change the name of the Portfolio.

    The total market capitalization range used by the Advisor for the Tax-Managed U.S. Equity Series, as described above, generally applies at the time of purchase by the Series. The Tax-Managed U.S. Equity Series is not required to dispose of a security if the security's issuer is no longer within this total market capitalization range. Similarly, the Advisor is not required to dispose of a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization range nevertheless may be sold at any time when, in the Advisor's judgement, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS--All Portfolios" in this prospectus.

                            U.S. SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Tax-Managed U.S. Small Cap Portfolio is to achieve long-term capital appreciation. The Portfolio provides investors with access to a securities portfolio generally consisting of small U.S. companies traded on a principal U.S. exchange or on an over-the-counter market. Company size will be determined for purposes of the Portfolio solely on the basis of a company's market capitalization which will be calculated by multiplying the price of a company's stock by the number of its shares of outstanding common stock. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1306 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Tax-Managed U.S. Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.


    The Advisor believes that over the long term the investment performance of small companies is superior to large companies, although the share price may fluctuate more in the short-term.

    The Tax-Managed U.S. Small Cap Portfolio may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. It is the intention of the Tax-Managed U.S. Small Cap Portfolio to generally acquire a portion of the common stock of each eligible company on a market capitalization weighted basis. In addition, the Tax-Managed U.S. Small Cap Portfolio is authorized to invest in privately placed convertible debentures. Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Tax-Managed U.S. Small Cap Portfolio's net assets at the time of purchase.

                         INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of the Tax-Managed DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Portfolio intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Portfolio may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Portfolio's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Portfolio may continue to hold securities of developed market countries that are no longer listed above as authorized countries, but had been authorized for investment in the past.


    Under normal market conditions, the Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-

U.S. countries, and no more than 40% of the Portfolio's assets will be invested in such companies in any one country. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    As of the date of this prospectus, the Portfolio intends to invest in companies having at least $800 million of market capitalization, and the Portfolio intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

    The Tax-Managed DFA International Value Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                           TAX MANAGEMENT STRATEGIES

    The Portfolios and the Master Funds described in this Prospectus seek to maximize the after tax value of an investment by managing their portfolios in a manner that will defer the realization of net capital gains where possible and will attempt to reduce dividend income.

    When selling securities, a Portfolio or Master Fund typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each Portfolio or Master Fund, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each Portfolio or Master Fund, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

    The Advisor will attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Portfolios and the Master Funds may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the Master Fund level, the requisite holding period of the dividend paying stock is not met. Portfolio investments also may be managed to emphasize low dividend-yielding securities.

    The Portfolios and the Master Funds are expected to deviate from their market capitalization weightings to a greater extent than non-Tax-Managed Portfolios. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, the Tax-Managed Portfolios and Master Funds may dispose of securities whenever the Advisor determines that disposition is consistent with their tax management strategies or is otherwise in the best interest of a Portfolio or Master Fund.

    Although the Advisor intends to manage each Portfolio or Master Fund in a manner to minimize the realization of capital gains and taxable dividend income each year, the Portfolios may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a Portfolio or Master Fund realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder's tax basis in the shares redeemed.

                     PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS

    Investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio.

                                SECURITIES LOANS

    All of the Portfolios and the Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as a Feeder Portfolio will only hold shares of its corresponding Master Fund, the Portfolio does not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's or Master Fund's total assets. In connection with such loans, a Portfolio or Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. (the "Fund") or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structures of each Portfolio and Master Fund involve market capitalization weighting. That is, their investment portfolios are market capitalization weighted. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

    The Tax-Managed Portfolios and the Master Funds should not be expected to adhere to their market capitalization weightings to the same extent as non-tax-managed portfolios advised by the Advisor. The tax management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting.

    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Portfolio's or Master Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS


    Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to the Master Funds. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all non-feeder Portfolios and the Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios (except the Feeder Portfolios) and the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios (other than the Tax-Managed U.S. Equity Portfolio) have incurred for the fiscal year ended November 30, 2001, see "ANNUAL FUND OPERATING EXPENSES."


    The Fund and the Trust bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.


    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $36 billion. The Advisor controls Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia").

CONSULTING SERVICES--TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO


    The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to Tax-Managed DFA International Value Portfolio.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

    In general, the policy of the Portfolios, except Tax-Managed U.S. Marketwide Value Portfolio, is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year. Dividends from net investment income of Tax-Managed U.S. Marketwide Value Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains are distributed annually after November 30. The schedule below sets forth the dividend and capital gains distribution payment schedule of the Portfolios.

                                                                             INCOME
                                                 INCOME     CAPITAL GAINS   DIVIDEND
                                                DIVIDENDS   DISTRIBUTIONS     CASH      CAPITAL GAINS
                                                SCHEDULE      SCHEDULE       OPTION      CASH OPTION
                                                ---------   -------------   ---------   -------------
Tax-Managed U.S. Marketwide Value Portfolio...  Quarterly    Annually          Yes          Yes
Tax-Managed U.S. Equity Portfolio.............  Annually     Annually          Yes          Yes
Tax-Managed Small Cap Portfolio...............  Annually     Annually          Yes          Yes
Tax-Managed Small Cap Value Portfolio.........  Annually     Annually          Yes          Yes
Tax-Managed DFA International Value
 Portfolio....................................  Annually     Annually          No            No

    Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless, as to a Portfolio other than the Tax-Managed DFA International Value Portfolio, upon written notice to the Advisor, the shareholder selects one of the options listed below.

       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.


    Certain investments by the Portfolios (or, in the case of each of the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, its respective Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction.



    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

    The Tax-Managed DFA International Value Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% in value of the total assets of the Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.


    Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.


    A Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding.



    The tax discussion set forth above is included for general information only. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                               PURCHASE OF SHARES

CASH PURCHASES

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington,
Delaware 19809.

    Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

    If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or the Master Funds) or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the Tax-Managed DFA International Value Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Tax-Managed DFA International Value Portfolio with local currencies should first contact the Advisor for wire instructions.

    The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio or Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                              VALUATION OF SHARES

NET ASSET VALUE


    The net asset value per share of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and each Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the corresponding Master Fund in which the Portfolio invests. Securities held by the Portfolios and the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from quoted or published prices for the same securities. NOTE: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order).

    Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Tax-Managed DFA International Value Portfolio are determined as of such times for the purpose of computing the net asset value of the Portfolio. If events which materially affect the value of the investments of the Portfolio occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. Since the Tax-Managed DFA International Value Portfolio owns securities that are primarily listed on foreign exchanges, which may trade on days when the Portfolio does not price its shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of the Tax-Managed DFA International Value Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources.

    Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value.

                               EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

                      DFA Investment Dimensions Group Inc.
                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401


    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.


    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.


    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor's state of residence.


    There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See "PURCHASE OF SHARES.") In the interests of economy and convenience, certificates for shares are not issued.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

    When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. The Portfolios and the Master Funds are also authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs when selling securities that were received in payment of redemptions. The Tax-Managed DFA International Value Portfolio reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

                             THE FEEDER PORTFOLIOS

    Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

    The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to a Master Fund, and through its investment in a Master Fund, a Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.


    If the Board of Directors of the Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by the Feeder Portfolio of its investment in its corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the period of that Portfolio's operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' annual financial statements, are included in the annual report. Further information about each Portfolio's performance is contained in the annual report which is available upon request.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          TAX-MANAGED U.S.                             TAX-MANAGED U.S.
                                                     MARKETWIDE VALUE PORTFOLIO                   SMALL CAP VALUE PORTFOLIO
                                            --------------------------------------------    --------------------------------------
                                               YEAR           YEAR           DEC. 14,         YEAR         YEAR         DEC. 11,
                                               ENDED          ENDED          1998 TO          ENDED        ENDED        1998 TO
                                             NOV. 30,       NOV. 30,         NOV. 30,       NOV. 30,     NOV. 30,       NOV. 30,
                                               2001           2000             1999           2001         2000           1999
                                            -----------    -----------    --------------    ---------    ---------    ------------
Net Asset Value, Beginning of Period....    $  10.77       $  10.64       $ 10.00           $  12.08     $  11.19     $  10.00
                                            --------       --------       -------           --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.12           0.17          0.10               0.06         0.09         0.05
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.77           0.12          0.61               2.58         0.86         1.14
                                            --------       --------       -------           --------     --------     --------
      Total From Investment
        Operations......................        0.89           0.29          0.71               2.64         0.95         1.19
                                            --------       --------       -------           --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.16)         (0.16)        (0.07)             (0.09)       (0.06)          --
  Net Realized Gains....................          --             --            --                 --           --           --
  Tax Return of Capital.................       (0.04)            --            --                 --           --           --
                                            --------       --------       -------           --------     --------     --------
    Total Distributions.................       (0.20)         (0.16)        (0.07)             (0.09)       (0.06)          --
                                            --------       --------       -------           --------     --------     --------
Net Asset Value, End of Period..........    $  11.46       $  10.77       $ 10.64           $  14.63     $  12.08     $  11.19
                                            ========       ========       =======           ========     ========     ========
Total Return............................        8.17%          2.80%         7.02%#            22.01%        8.50%       11.90%#
                                            --------       --------       -------           --------     --------     --------
Net Assets, End of Period (thousands)...    $574,286       $259,457       $99,579           $834,773     $435,729     $266,735
Ratio of Expenses to Average Net
 Assets.................................        0.44%(1)       0.50%(1)      0.69%*(1)          0.57%        0.60%        0.64%*
Ratio of Expenses to Average Net Assets
 (excluding waivers and assumption of
 expenses)..............................        0.44%(1)       0.50%(1)      0.69%*(1)          0.57%        0.60%        0.64%*
Ratio of Net Investment Income to
 Average Net Assets.....................        0.97%          1.75%         1.27%*             0.53%        0.88%        0.66%*
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers
 and assumption of expenses)............        0.97%          1.75%         1.27%*             0.53%        0.88%        0.66%*
Portfolio Turnover Rate.................         N/A            N/A           N/A                 12%          50%          15%*
Portfolio Turnover Rate of Master Fund
 Series.................................          11%            39%           10%               N/A+         N/A+         N/A+

                                               TAX-MANAGED
                                          U.S. EQUITY PORTFOLIO
                                          ---------------------
                                                SEPT. 25
                                                   TO
                                                NOV. 30,
                                                  2001
                                          ---------------------
Net Asset Value, Beginning of Period....      $  10.00
                                              --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          0.01
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          1.77
                                              --------
      Total From Investment
        Operations......................          1.78
                                              --------
LESS DISTRIBUTIONS
  Net Investment Income.................            --
  Net Realized Gains....................            --
  Tax Return of Capital.................            --
                                              --------
    Total Distributions.................            --
                                              --------
Net Asset Value, End of Period..........      $  11.78
                                              ========
Total Return............................         17.80%#
                                              --------
Net Assets, End of Period (thousands)...      $ 81,550
Ratio of Expenses to Average Net
 Assets.................................          0.25%*(1)
Ratio of Expenses to Average Net Assets
 (excluding waivers and assumption of
 expenses)..............................          0.71%*(1)
Ratio of Net Investment Income to
 Average Net Assets.....................          0.57%*
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers
 and assumption of expenses)............          0.11%*
Portfolio Turnover Rate.................           N/A
Portfolio Turnover Rate of Master Fund
 Series.................................             4%*


------------------------------

*      Annualized
#      Non-Annualized
(1) Represents the combined ratios for the Portfolio and its pro-rata share of its respective Master Fund Series.
N/A    Refer to the respective Master Fund Series
N/A+ Not applicable, as these Portfolios are stand-alone registered investment companies

                      DFA INVESTMENT DIMENSIONS GROUP INC.



                              FINANCIAL HIGHLIGHTS



                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                          TAX-MANAGED U.S.                             TAX-MANAGED DFA
                                                        SMALL CAP PORTFOLIO                     INTERNATIONAL VALUE PORTFOLIO
                                            --------------------------------------------    -------------------------------------
                                               YEAR           YEAR           DEC. 15,         YEAR         YEAR        APR. 16,
                                               ENDED          ENDED          1998 TO          ENDED        ENDED        1998 TO
                                             NOV. 30,       NOV. 30,         NOV. 30,       NOV. 30,     NOV. 30,      NOV. 30,
                                               2001           2000             1999           2001         2000          1999
                                            -----------    -----------    --------------    ---------    ---------    -----------
Net Asset Value, Beginning of Period....    $  12.95       $  12.19       $ 10.00           $  10.20     $  10.24     $ 10.00
                                            --------       --------       -------           --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.05           0.05          0.02               0.11         0.13        0.03
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.59           0.74          2.17              (1.00)       (0.12)       0.21
                                            --------       --------       -------           --------     --------     -------
      Total From Investment
        Operations......................        1.64           0.79          2.19              (0.89)        0.01        0.24
                                            --------       --------       -------           --------     --------     -------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.05)         (0.03)           --              (0.11)       (0.05)         --
  Net Realized Gains....................          --             --            --                 --           --          --
    Total Distributions.................       (0.05)         (0.03)           --              (0.11)       (0.05)         --
                                            --------       --------       -------           --------     --------     -------
Net Asset Value, End of Period..........    $  14.54       $  12.95       $ 12.19           $   9.20     $  10.20     $ 10.24
                                            ========       ========       =======           ========     ========     =======
Total Return............................       12.69%          6.50%        21.90%#            (8.83)%       0.04%       2.40%#
                                            --------       --------       -------           --------     --------     -------
Net Assets, End of Period (thousands)...    $382,381       $163,739       $67,274           $288,440     $111,350     $39,242
Ratio of Expenses to Average Net
 Assets.................................        0.58%          0.61%         0.78%*             0.76%        0.81%       1.56%*
Ratio of Net Investment Income to
 Average Net Assets.....................        0.40%          0.45%         0.37%*             1.91%        1.86%       0.83%*
Portfolio Turnover Rate.................          12%            54%            9%*                4%           6%          0%*
Portfolio Turnover Rate of Master Fund
 Series.................................         N/A+           N/A+          N/A+               N/A+         N/A+        N/A+


------------------------------


*      Annualized
#      Non-Annualized
N/A+ Not applicable, as these Portfolios are stand-alone registered investment companies

                               SERVICE PROVIDERS



               INVESTMENT ADVISOR                              CUSTODIAN--DOMESTIC
         DIMENSIONAL FUND ADVISORS INC.                         PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005

    ACCOUNTING SERVICES, DIVIDEND DISBURSING                      LEGAL COUNSEL
               AND TRANSFER AGENT                      STRADLEY RONON STEVENS & YOUNG, LLP
                   PFPC INC.                                 2600 One Commerce Square
              400 Bellevue Parkway                         Philadelphia, PA 19103-7098
              Wilmington, DE 19809

            CUSTODIAN--INTERNATIONAL                 INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                 CITIBANK, N.A.                             PRICEWATERHOUSECOOPERS LLP
                111 Wall Street                            200 East Las Olas Boulevard
               New York, NY 10005                                   Suite 1700
                                                             Ft. Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Fund and the Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.


ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.


REQUEST FREE COPIES FROM:

- Your investment advisor -- you are a client of an investment advisor who has invested in the Portfolios on your behalf.

- The Fund -- you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

-  Access current prospectuses on our web site at http://www.dfafunds.com.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC.--REGISTRATION NO. 811-3258

                              P R O S P E C T U S


                                 MARCH 30, 2002


 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                 ---------------------------------------------

    The investment company described in this Prospectus offers a variety of investment portfolios. Each listed Portfolio:
     - Has its own investment objective and policies, and is the equivalent of a separate mutual fund.- Is exclusively available to insurance company separate accounts funding variable life and variable annuity contracts.- Does not charge a sales commission or "load". - Is designed for long-term investors.

                           DOMESTIC EQUITY PORTFOLIOS

                VA Large Value Portfolio        VA Small Value Portfolio

                        INTERNATIONAL EQUITY PORTFOLIOS

        VA International Value Portfolio    VA International Small Portfolio

                            FIXED INCOME PORTFOLIOS

              VA Short-Term Fixed Portfolio       VA Global Bond Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                         SECURITIES OR PASSED UPON THE
 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY.........................................    1

  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    2
  OTHER RISKS...............................................    3
  RISK AND RETURN BAR CHARTS AND TABLES.....................    4

ANNUAL FUND OPERATING EXPENSES..............................    7
  EXAMPLE...................................................    7

SECURITIES LENDING REVENUE..................................    8

HIGHLIGHTS..................................................    8
  MANAGEMENT OF THE FUND....................................    8
  DIVIDEND POLICY...........................................    8
  PURCHASE, VALUATION AND REDEMPTION OF SHARES..............    8

DOMESTIC EQUITY PORTFOLIOS..................................    8

  INVESTMENT OBJECTIVES AND POLICIES........................    8

INTERNATIONAL EQUITY PORTFOLIOS.............................    9

  VA INTERNATIONAL VALUE PORTFOLIO..........................    9

  INVESTMENT OBJECTIVE AND POLICIES.........................    9

  VA INTERNATIONAL SMALL PORTFOLIO..........................   10

  INVESTMENT OBJECTIVE AND POLICIES.........................   10
  PORTFOLIO CONSTRUCTION....................................   12

FIXED INCOME PORTFOLIOS INVESTMENT OBJECTIVES AND
  POLICIES..................................................   12

  VA SHORT-TERM FIXED PORTFOLIO.............................   12
  VA GLOBAL BOND PORTFOLIO..................................   12
  DESCRIPTION OF INVESTMENTS................................   13
  INVESTMENTS IN THE BANKING INDUSTRY.......................   14
  PORTFOLIO STRATEGY........................................   14

PORTFOLIO TRANSACTIONS--DOMESTIC AND INTERNATIONAL EQUITY
  PORTFOLIOS................................................   15

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............   15

SECURITIES LOANS............................................   16

MANAGEMENT OF THE FUND......................................   17

  CONSULTING SERVICES--VA INTERNATIONAL VALUE PORTFOLIO.....   17
  INVESTMENT SERVICES--VA INTERNATIONAL SMALL PORTFOLIO.....   17

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............   18

PURCHASE AND REDEMPTION OF SHARES...........................   18

VALUATION OF SHARES.........................................   18

FINANCIAL HIGHLIGHTS........................................   20

SERVICE PROVIDERS...........................................   23

RISK/RETURN SUMMARY

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager and administrator for the Portfolios.

EQUITY INVESTMENT APPROACH:
-------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:
1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).
2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.
3. Excluding certain companies after analyzing various factors (for example, solvency).
4.  Purchasing stocks so the portfolio is generally market capitalization weighted.

FIXED INCOME INVESTMENT APPROACH:
-------------------------------

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:
1.  Setting a maturity range.
2.  Implementing the Advisor's quality and eligibility guidelines.
3.  Purchasing securities with a view to maximizing returns.

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money. Fixed income Portfolios are particularly sensitive to changing interest rates.

[SIDENOTE]
MARKET CAPITALIZATION means the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").
[END OF SIDENOTE]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

DOMESTIC EQUITY PORTFOLIOS:

VA LARGE VALUE PORTFOLIO
VA SMALL VALUE PORTFOLIO
-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.
- INVESTMENT STRATEGY (EACH PORTFOLIO): Purchases value stocks of United States companies on a market capitalization weighted basis.
- HOW THE PORTFOLIOS DIFFER: VA Large Value Portfolio focuses on large capitalization stocks, VA Small Value Portfolio on small company issues.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price than the stocks of larger companies.

[SIDENOTE]
"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

In selecting value stocks, the Advisor primarily considers price relative to book value.
[END OF SIDENOTE]

INTERNATIONAL EQUITY PORTFOLIOS:


VA INTERNATIONAL VALUE PORTFOLIO
VA INTERNATIONAL SMALL PORTFOLIO


[SIDENOTE]
Most Portfolios do not hedge their foreign currency risks.
[END OF SIDENOTE]
-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.
-  INVESTMENT STRATEGY:

    -- VA INTERNATIONAL VALUE PORTFOLIO: Buy value stocks of large, non-U.S.
      companies on a market capitalization weighted basis in each applicable country.


    -- VA INTERNATIONAL SMALL PORTFOLIO: Buy Japanese, United Kingdom, other
      European, and Pacific Rim small company stocks on a market capitalization weighted basis in each applicable country.


Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Portfolios generally do not hedge foreign currency risk.

FIXED INCOME PORTFOLIOS:

VA SHORT-TERM FIXED PORTFOLIO

- INVESTMENT OBJECTIVE: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.


- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Portfolio may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.

RISK OF BANKING CONCENTRATION: Focus on the banking industry would link the performance of the VA Short-Term Fixed Portfolio to changes in performance of the banking industry generally.

VA GLOBAL BOND PORTFOLIO


- INVESTMENT OBJECTIVE: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.



- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less.
    These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.



FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).


OTHER RISKS
-----------

DERIVATIVES:
----------

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). VA Global Bond Portfolio uses long-term foreign currency futures contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

SECURITIES LENDING:
----------------

The Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

RISK AND RETURN BAR CHARTS AND TABLES
--------------------------------------


The Bar Charts and Tables below illustrate the variability of each Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The performance reflected in the Bar Chart for each Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The Table for each Portfolio illustrates how annualized one year, five year, and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 VA LARGE VALUE
    PORTFOLIO
TOTAL RETURNS (%)
1996               18.47
1997               29.21
1998               10.74
1999                4.75
2000                8.93
2001               -0.31

JANUARY 1996-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
15.27 (10/98-12/98)         -16.33 (7/01-9/01)


   PERIODS ENDING DECEMBER 31, 2001       ONE   FIVE   SINCE 2/95
        ANNUALIZED RETURNS (%)           YEAR   YEARS  INCEPTION
VA LARGE VALUE PORTFOLIO
Return Before Taxes                      -0.31  10.24      13.27
Return After Taxes on Distributions      -0.83   7.48      10.54
Return After Taxes on Distributions and
Sale of Portfolio Shares                 -0.20   7.55      10.11
RUSSELL 1000 VALUE INDEX                 -5.59  11.14      15.86

 VA SMALL VALUE
    PORTFOLIO
TOTAL RETURNS (%)
1996               22.05
1997               30.45
1998               -6.62
1999                9.86
2000                9.98
2001               23.90

JANUARY 1996-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
    22.63 (4/99-6/99)       -21.73 (7/98-9/98)


   PERIODS ENDING DECEMBER 31, 2001       ONE   FIVE   SINCE 10/95
        ANNUALIZED RETURNS (%)           YEAR   YEARS   INCEPTION
VA SMALL VALUE PORTFOLIO
Return Before Taxes                      23.90  12.77       13.40
Return After Taxes on Distributions      21.99   9.39       10.57
Return After Taxes on Distributions and
Sale of Portfolio Shares                 15.63   9.35       10.19
RUSSELL 2000 VALUE INDEX                 14.02  11.21       12.81

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

VA INTERNATIONAL
 VALUE PORTFOLIO
TOTAL RETURNS (%)
1996                 7.12
1997                -2.23
1998                11.72
1999                22.02
2000                -1.22
2001               -15.87

JANUARY 1996-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
17.29 (10/98-12/98)         -18.20 (7/98-9/98)


   PERIODS ENDING DECEMBER 31, 2001       ONE    FIVE   SINCE 10/95
        ANNUALIZED RETURNS (%)            YEAR   YEARS   INCEPTION
VA INTERNATIONAL VALUE PORTFOLIO
Return Before Taxes                      -15.87   2.07        3.67
Return After Taxes on Distributions      -16.56   0.50        2.30
Return After Taxes on Distributions and
Sale of Portfolio Shares                  -9.62   1.29        2.62
MSCI EAFE INDEX (NET DIVIDENDS)          -21.45   0.89        2.31

VA INTERNATIONAL
 SMALL PORTFOLIO
TOTAL RETURNS (%)
1996                 0.27
1997               -23.23
1998                 5.17
1999                18.52
2000                -3.66
2001               -11.10

JANUARY 1996-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
18.98 (1/98-3/98)           -16.67 (7/98-9/98)


   PERIODS ENDING DECEMBER 31, 2001       ONE    FIVE   SINCE 10/95
        ANNUALIZED RETURNS (%)            YEAR   YEARS   INCEPTION
VA INTERNATIONAL SMALL PORTFOLIO
Return Before Taxes                      -11.10  -3.90       -2.92
Return After Taxes on Distributions      -11.90  -5.50       -4.39
Return After Taxes on Distributions and
Sale of Portfolio Shares                  -6.71  -3.56       -2.76
SOLOMON SMITH BARNEY EXTENDED
MARKET INDEX - EPAC                      -16.40  -1.31        0.24

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  VA SHORT-TERM
 FIXED PORTFOLIO
TOTAL RETURNS (%)
1996               5.20
1997               5.70
1998               5.50
1999               4.27
2000               6.65
2001               5.50

JANUARY 1996-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
2.03 (7/01-9/01)            0.88 (4/99-6/99)


   PERIODS ENDING DECEMBER 31, 2001      ONE   FIVE   SINCE 10/95
        ANNUALIZED RETURNS (%)           YEAR  YEARS   INCEPTION
VA SHORT-TERM FIXED PORTFOLIO
Return Before Taxes                      5.50   5.52        5.40
Return After Taxes on Distributions      3.86   3.47        3.36
Return After Taxes on Distributions and
Sale of Portfolio Shares                 3.35   3.40        3.31
3-MONTH U.S. TREASURY BILL INDEX         4.44   5.21        5.26

 VA GLOBAL BOND
    PORTFOLIO
TOTAL RETURNS (%)
1996               8.97
1997               7.78
1998               8.24
1999               4.03
2000               6.31
2001               5.97

JANUARY 1996-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
4.20 (7/96-9/96)            -0.15 (1/96-3/96)


   PERIODS ENDING DECEMBER 31, 2001      ONE YEAR  FIVE   SINCE 2/95
        ANNUALIZED RETURNS (%)                     YEARS  INCEPTION
VA GLOBAL BOND PORTFOLIO
Return Before Taxes                          5.97   6.46       7.85
Return After Taxes on Distributions          4.10   3.87       4.82
Return After Taxes on Distributions and
Sale of Portfolio Shares                     3.63   3.88       4.79
LEHMAN AGGREGATE INDEX                       8.42   7.43       8.18

                         ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


    The expenses in the following table are based on those incurred by the Portfolios for the fiscal year ended November 30, 2001.



ANNUAL FUND OPERATING EXPENSES                      MANAGEMENT    OTHER     TOTAL OPERATING
(AS A PERCENTAGE OF AVERAGE NET ASSETS)                FEE       EXPENSES      EXPENSES
---------------------------------------             ----------   --------   ---------------
VA Small Value Portfolio..........................     0.50%       0.14%         0.64%

VA Large Value Portfolio..........................     0.25%       0.16%         0.41%

VA International Value Portfolio..................     0.40%       0.24%         0.64%

VA International Small Portfolio..................     0.50%       0.27%         0.77%

VA Short-Term Fixed Portfolio.....................     0.25%       0.13%         0.38%

VA Global Bond Portfolio..........................     0.25%       0.18%         0.43%


                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        --------   --------   --------   --------
VA Small Value Portfolio..............................    $65        $205       $357       $798

VA Large Value Portfolio..............................    $42        $132       $230       $518

VA International Value Portfolio......................    $65        $205       $357       $798

VA International Small Portfolio......................    $79        $246       $428       $954

VA Short-Term Fixed Portfolio.........................    $39        $122       $213       $480

VA Global Bond Portfolio..............................    $44        $138       $241       $542

                           SECURITIES LENDING REVENUE


    For the fiscal year ended November 30, 2001, the Domestic Equity Portfolios and the International Equity Portfolios received the following net revenue from a securities lending program (see "Securities Loans") which constituted a percentage of the average daily net assets of each Portfolio:



                                                                             PERCENTAGE
PORTFOLIO                                                     NET REVENUE   OF NET ASSETS
---------                                                     -----------   -------------
VA Small Value Portfolio....................................    $35,000         0.15%
VA Large Value Portfolio....................................    $ 2,000         0.01%
VA International Value Portfolio............................    $11,000         0.05%
VA International Small Portfolio............................    $16,000         0.13%


                                   HIGHLIGHTS

MANAGEMENT OF THE FUND

    Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to VA International Small Portfolio. (See "MANAGEMENT OF THE FUND.")

DIVIDEND POLICY

    All the Portfolios distribute substantially all of their net investment income in December of each year. The Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES

    Shares of the Portfolios are sold only to separate accounts of insurance companies to fund variable life and variable annuity insurance contracts. Purchases and redemptions are made at net asset value. To invest in a Portfolio, please see the prospectus of the insurance company's separate account which offers variable life and variable annuity insurance contracts to investors.

    The value of the shares issued by the Portfolios will fluctuate in relation to their own investment experience. Unlike money market funds, the shares of VA Short-Term Fixed Portfolio will tend to reflect fluctuations in interest rates because the Portfolio does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE AND REDEMPTION OF SHARES" and "VALUATION OF SHARES.")

                           DOMESTIC EQUITY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each of the Domestic Equity Portfolios is to achieve long-term capital appreciation. VA Large Value Portfolio and VA Small Value Portfolio will invest in common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time. VA Large Value Portfolio generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2001, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1686 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the VA Large Value Portfolio will invest at least 80% of its net assets in securities of large cap companies. If the VA Large Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. VA Small Value Portfolio generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1306 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the VA Small Value Portfolio will invest at least 80% of its net assets in securities of small cap companies. If the VA Small Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by VA Large Value Portfolio and VA Small Value Portfolio.


    The Portfolios also may invest in index futures contracts and options on index futures contracts provided that, in accordance with current regulations, not more than 5% of its net assets are then invested as initial margin deposits on such contracts or options.

    The total market capitalization ranges, and the value criteria used by the Advisor for the VA Large Value and VA Small Value Portfolios, as described above, generally apply at the time of purchase by the VA Large Value and VA Small Value Portfolios. The VA Large Value and VA Small Value Portfolios are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS--DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS" in this prospectus.

                        INTERNATIONAL EQUITY PORTFOLIOS

VA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of VA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests in the value stocks of large non-U.S. companies. A company's shares will be considered eligible for investment if the Advisor determines such shares are value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this prospectus, the VA International Value Portfolio intends to invest in companies which have a market capitalization of at least $800 million and are listed on a major exchange in such country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Portfolio intends to purchase securities on a market capitalization weighted basis within each applicable country.

    Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio will not invest more than 25% of its total assets in securities of companies in a single industry.


    The Portfolio reserves the right to invest in index futures contracts and options on index futures contracts to commit funds awaiting investment or to maintain liquidity. The Portfolio will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts. The Portfolio intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Portfolio may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Portfolio's growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Portfolio may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.


    The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain companies in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of non-U.S. large companies whose stock is eligible for investment by the VA International Value Portfolio.

VA INTERNATIONAL SMALL PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    VA International Small Portfolio's investment objective is to achieve long-term capital appreciation. It provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. It generally will invest its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies which are traded in the Japanese securities markets; (2) United Kingdom small companies which are traded principally on the London Stock Exchange ("LSE"); (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. The Advisor will determine the initial allocation of assets among the four segments of VA International Small Portfolio and will periodically review and adjust such allocation, all in its sole discretion.


    As a non-fundamental policy, under normal circumstances, the VA International Small Portfolio will invest at least 80% of its net assets in securities of small companies. If the VA International Small Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Company size will be determined for purposes of this Portfolio by the Advisor in a manner that considers and compares, as applicable, the market capitalization of companies in each respective market (e.g., Japanese Companies). "Market capitalization" will be calculated by multiplying the price of a company's stock by the number of its shares of that stock outstanding. Each segment of VA International Small Portfolio intends to purchase securities that reflect reasonably the relative market capitalizations of the portfolio companies in that segment. The Advisor believes that over the long term the investment performance of small companies in developed countries is superior to large companies, and that investment in the Portfolio is an effective way to improve global diversification.

    JAPANESE SMALL COMPANY SEGMENT


    The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of Japanese small companies. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of Japanese operating companies traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $498 million, or below. The Portfolio will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.


    UNITED KINGDOM SMALL COMPANY SEGMENT


    The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of United Kingdom small companies. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of United Kingdom operating companies traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $1,422 million, or below. The Portfolio will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.


    CONTINENTAL SMALL COMPANY SEGMENT


    The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. As of the date of this prospectus, the Portfolio may invest in small companies located in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland, whose shares are traded principally in securities markets located in those countries. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $1,269 million, or below.


    The Portfolio does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country. (See "Portfolio Structure.")

    PACIFIC RIM SMALL COMPANY SEGMENT


    The Portfolio is authorized to invest in stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $313 million, or below. As of the date of this prospectus, the Portfolio is authorized to invest in the Pacific Rim small companies in Australia, Hong Kong, New Zealand and Singapore. In the future, the Advisor may add small companies located in other Asian countries as securities markets in these countries become accessible.


    The Portfolio does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country.

PORTFOLIO CONSTRUCTION

    With respect to each segment, VA International Small Portfolio intends to acquire a portion of the stock of each eligible company on a market capitalization basis.

    VA International Small Portfolio is market capitalization weighted. That is, each security is generally purchased in each segment based on the issuer's relative market capitalization within that segment. In this way, the amount of a particular security owned is approximately keyed to that security's market capitalization compared to all securities in the segment. The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except with respect to Continental and Pacific Rim small companies, such determination shall be made by reference to other companies located in all countries in the respective segment. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except with respect to Continental and Pacific Rim small company segments, in which segments company size will be measured in terms of a common currency. On at least a semi-annual basis, the Advisor will determine the market capitalization of the largest small company eligible for investment in each segment. Common stocks whose market capitalizations are not greater than such company will be purchased. On a periodic basis, the Advisor will review each Portfolio's holdings and determine which, at the time of such review, are no longer considered Japanese, United Kingdom, Continental or Pacific Rim small companies.

           FIXED INCOME PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES

VA SHORT-TERM FIXED PORTFOLIO

    The investment objective of VA Short-Term Fixed Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The Portfolio will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the VA Short-Term Fixed Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a dollar-weighted average portfolio maturity that will not exceed one year. If the VA Short-Term Fixed Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.")

VA GLOBAL BOND PORTFOLIO

    The investment objective of VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community or corporate debt obligations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the

Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the VA Global Bond Portfolio will invest at least 80% of its net assets in fixed income securities. If the VA Global Bond Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will generally invest its assets in obligations which mature within five years from the date of settlement. Because many of the Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. Inasmuch as VA Global Bond Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio's investment performance in relation to fluctuations in currency exchange rates will be minimized.

DESCRIPTION OF INVESTMENTS

    The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios. VA Short-Term Fixed Portfolio may invest in all of the securities and obligations listed in categories 1-6 and 8, and VA Global Bond Portfolio may invest in the securities and obligations listed in categories 1-10.

    1. U.S. GOVERNMENT OBLIGATIONS Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

    2. U.S. GOVERNMENT AGENCY OBLIGATIONS Issued or guaranteed by U.S. government sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

    3. CORPORATE DEBT OBLIGATIONS Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a Division of The McGraw-Hill Companies ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

    4. BANK OBLIGATIONS Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks with assets in excess of $1,000,000,000.

    5. COMMERCIAL PAPER Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

    6. REPURCHASE AGREEMENTS Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

    7. FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

    8. SUPRANATIONAL ORGANIZATION OBLIGATIONS Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

    9. FOREIGN ISSUER OBLIGATIONS Debt securities of non-U.S. issuers rated AA or better by S&P and Aa2 or better by Moody's.

    10. EURODOLLAR OBLIGATIONS Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

    Investors should be aware that the net asset values of the Fixed Income Portfolios may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

    The categories of investments that may be acquired by the Fixed Income Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

    VA Short-Term Fixed Portfolio will invest more than 25% of its total assets in obligations of U.S. and/ or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. This policy can only be changed by a vote of shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the Portfolio is not concentrating its investments in this industry.

    The types of bank and bank holding company obligations in which VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio's established credit rating criteria as stated under "Description of Investments." In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

    VA Short-Term Fixed Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

    VA Global Bond Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. Supranational issuers include the European Economic Community, the European Coal and Steel Community, the Nordic Investment Bank, the World Bank and the Japanese Development Bank. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor's judgment, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

    VA Global Bond Portfolio will not invest more than 25% of its total assets in securities issued by issuers in a single industry, or by any one foreign government or in obligations of supranational organizations. VA Short-Term Fixed Portfolio is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. It is anticipated that the annual rate of VA Short-Term Fixed Portfolio could be 0% to 200%. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

      PORTFOLIO TRANSACTIONS--DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

    The Domestic and International Equity Portfolios do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described above, investments will be made in virtually all eligible securities on a market capitalization weighted basis. Generally, securities will be purchased with the expectation that they will be held for longer than one year.

    VA Large Value and VA International Value Portfolios may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Portfolio. VA Small Value Portfolio may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Portfolio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale.

    In addition, VA Large Value and VA International Value Portfolios may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Portfolio. VA Small Value Portfolio may also sell portfolio securities in the same circumstances; however, that Portfolio anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio. VA International Small Portfolio will not sell securities which have depreciated in value solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structures of each Domestic and International Equity Portfolio involve market capitalization weighting. That is, the amount of each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned is keyed to that security's market capitalization compared to all securities eligible for purchase. Deviation from strict market capitalization weighting may occur for several reasons.

    The Advisor may exclude the securities of a company that otherwise meets the applicable criteria if the Advisor determines in its best judgment that the purchase of such security is inappropriate given other conditions. (With regard to VA International Small Portfolio, even though a company's stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets)). Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased as additional cash becomes available. However, the VA International Value Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. A portion, but generally not in excess of 20%, of a Portfolio's assets may be invested in interest-bearing obligations, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies eligible for investment by a Portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                                SECURITIES LOANS

    All of the Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's total assets. In connection with such loans, a Portfolio will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. ("the Fund") could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                             MANAGEMENT OF THE FUND

    The Advisor serves as investment advisor to each of the Portfolios. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all Portfolios of the Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolios' shares.


    The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $36 billion. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2001, see "ANNUAL FUND OPERATING EXPENSES."


    The Fund bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio are so allocated. Expenses which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets.

CONSULTING SERVICES--VA INTERNATIONAL VALUE PORTFOLIO


    The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisers Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia") whereby DFAL and DFA Australia each provide certain trading and administrative services with respect to the VA International Value Portfolio. The Advisor controls DFAL and DFA Australia.


INVESTMENT SERVICES--VA INTERNATIONAL SMALL PORTFOLIO


    Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 14 Berkeley Street, London, W1X 5AD, England (planning to relocate to 100 Pall Mall, London, SW1Y 5NQ, England in May 2002), a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom and Continental small company segments of VA International Small Portfolio. Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for the Japanese and Pacific Rim small company segments of VA International Small Portfolio. The duties of DFAL with respect to the United Kingdom and Continental small company segments of the Portfolio and DFA Australia with respect to the Japanese and Pacific Rim small company segments of the Portfolio include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. On at least a semi-annual basis, the Advisor reviews the holdings of United Kingdom, Continental, Japanese and Pacific Rim small company segments and reviews the trading process and the execution of securities transactions.



    DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and Continental small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio. DFAL is a member of the Financial Services Authority ("FSA"), a self-regulatory organization for investment managers operating under the laws of

England. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

    The policy of all the portfolios is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year.


    Shareholders of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).



    Shares of the Portfolio must be purchased through variable annuity contracts. As a result, it is anticipated that any dividend or capital gains distributions from a Portfolio will be exempt from current taxation if left to accumulate within a variable annuity contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.


    The tax status of your investment in the Portfolios depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

                       PURCHASE AND REDEMPTION OF SHARES

    Shares of the Portfolios are sold only to insurance company separate accounts. Purchases and redemptions of shares of each Portfolio by a separate account will be effected at the net asset value per share. (See "VALUATION OF SHARES.") Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolios. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolios. When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios and the VA Global Bond Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

                              VALUATION OF SHARES


    The net asset value per share of each Portfolio is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. Securities held by the Domestic Equity and International Equity Portfolios which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors, than would a fund that holds a smaller number of securities. The VA Small Value Portfolio is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from quoted or published prices for the same securities. The net asset values per share of the International Equity Portfolios and VA Global Bond Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. NOTE: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.


    The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market; it is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.


    Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Equity Portfolios and VA Global Bond Portfolio are determined as of such times for the purpose of computing the net asset values of these Portfolios. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. Since the International Equity Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios do not price their shares, the net asset value of an International Equity Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the past 5 years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' annual financial statements, are included in the annual report which is available upon request.


                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               VA SMALL                                           VA LARGE
                                            VALUE PORTFOLIO                                    VALUE PORTFOLIO
                       ---------------------------------------------------------      ---------------------------------
                         YEAR        YEAR        YEAR        YEAR        YEAR           YEAR        YEAR        YEAR
                         ENDED       ENDED       ENDED       ENDED       ENDED          ENDED       ENDED       ENDED
                       NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,
                         2001        2000        1999        1998        1997           2001        2000        1999
                       ---------   ---------   ---------   ---------   ---------      ---------   ---------   ---------
Net Asset Value,
  Beginning of
  Period.............   $ 11.01     $ 12.78     $ 13.11     $ 15.45     $ 11.75        $ 13.02     $ 16.00     $ 16.51
                        -------     -------     -------     -------     -------        -------     -------     -------
INCOME FROM
  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  (LOSS).............      0.07        0.10        0.07        0.04        0.06           0.16        0.27        0.25
NET GAINS (LOSSES) ON
  SECURITIES
  (REALIZED AND
  UNREALIZED)........      2.31        0.58        0.76       (1.27)       3.78           0.72       (0.14)       0.38
                        -------     -------     -------     -------     -------        -------     -------     -------
TOTAL FROM INVESTMENT
  OPERATIONS.........      2.38        0.68        0.83       (1.23)       3.84           0.88        0.13        0.63
                        -------     -------     -------     -------     -------        -------     -------     -------
LESS DISTRIBUTIONS
NET INVESTMENT
  INCOME.............     (0.10)      (0.07)      (0.04)      (0.06)      (0.03)         (0.27)      (0.25)      (0.07)
NET REALIZED GAINS...     (1.84)      (2.38)      (1.12)      (1.05)      (0.11)         (0.95)      (2.86)      (1.07)
                        -------     -------     -------     -------     -------        -------     -------     -------
TOTAL
  DISTRIBUTIONS......     (1.94)      (2.45)      (1.16)      (1.11)      (0.14)         (1.22)      (3.11)      (1.14)
                        -------     -------     -------     -------     -------        -------     -------     -------
NET ASSET VALUE, END
  OF PERIOD..........   $ 11.45     $ 11.01     $ 12.78     $ 13.11     $ 15.45        $ 12.68     $ 13.02     $ 16.00
                        =======     =======     =======     =======     =======        =======     =======     =======
TOTAL RETURN              25.51%       6.62%       7.10%      (8.45)%     33.02%          7.15%       1.52%       4.24%
NET ASSETS, END OF
  PERIOD
  (THOUSANDS)........   $25,115     $19,132     $19,088     $17,832     $17,428        $36,634     $30,396     $32,282
RATIO OF EXPENSES TO
  AVERAGE NET
  ASSETS.............      0.64%       0.68%       0.67%       0.70%       0.71%          0.41%       0.45%       0.43%
RATIO OF NET
  INVESTMENT INCOME
  TO AVERAGE NET
  ASSETS.............      0.63%       0.86%       0.51%       0.32%       0.45%          1.33%       2.02%       1.54%
PORTFOLIO TURNOVER
  RATE...............        19%         42%         47%         23%         21%            13%         29%         52%

                             VA LARGE
                          VALUE PORTFOLIO
                       ---------------------
                         YEAR        YEAR
                         ENDED       ENDED
                       NOV. 30,    NOV. 30,
                         1998        1997
                       ---------   ---------
Net Asset Value,
  Beginning of
  Period.............   $ 16.08     $ 13.46
                        -------     -------
INCOME FROM
  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  (LOSS).............      0.24        0.24
NET GAINS (LOSSES) ON
  SECURITIES
  (REALIZED AND
  UNREALIZED)........      1.47        3.07
                        -------     -------
TOTAL FROM INVESTMENT
  OPERATIONS.........      1.71        3.31
                        -------     -------
LESS DISTRIBUTIONS
NET INVESTMENT
  INCOME.............     (0.24)      (0.23)
NET REALIZED GAINS...     (1.04)      (0.46)
                        -------     -------
TOTAL
  DISTRIBUTIONS......     (1.28)      (0.69)
                        -------     -------
NET ASSET VALUE, END
  OF PERIOD..........   $ 16.51     $ 16.08
                        =======     =======
TOTAL RETURN              11.46%      25.72%
NET ASSETS, END OF
  PERIOD
  (THOUSANDS)........   $30,187     $24,545
RATIO OF EXPENSES TO
  AVERAGE NET
  ASSETS.............      0.46%       0.48%
RATIO OF NET
  INVESTMENT INCOME
  TO AVERAGE NET
  ASSETS.............      1.49%       1.71%
PORTFOLIO TURNOVER
  RATE...............        23%         20%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         VA INTERNATIONAL                               VA INTERNATIONAL
                                         VALUE PORTFOLIO                                SMALL PORTFOLIO
                       ----------------------------------------------------      ------------------------------
                         YEAR       YEAR       YEAR       YEAR       YEAR          YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED         ENDED      ENDED      ENDED
                       NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,      NOV. 30,   NOV. 30,   NOV. 30,
                         2001       2000       1999       1998       1997          2001       2000       1999
                       --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of
  Period.............  $ 11.46    $ 12.73    $ 11.65    $ 10.87    $ 11.41       $  7.64    $  8.31    $  7.78
                       -------    -------    -------    -------    -------       -------    -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  (LOSS).............     0.20       0.12       0.20       0.19       0.17          0.17       0.15       0.12
NET GAINS (LOSSES) ON
  SECURITIES
  (REALIZED AND
  UNREALIZED)........    (1.36)     (0.29)      1.66       0.91      (0.56)        (0.58)     (0.53)      1.04
                       -------    -------    -------    -------    -------       -------    -------    -------
TOTAL FROM INVESTMENT
  OPERATIONS.........    (1.16)     (0.17)      1.86       1.10      (0.39)        (0.41)     (0.38)      1.16
                       -------    -------    -------    -------    -------       -------    -------    -------
LESS DISTRIBUTIONS
NET INVESTMENT
  INCOME.............    (0.22)     (0.21)     (0.21)     (0.18)     (0.10)        (0.20)     (0.19)     (0.13)
NET REALIZED GAINS...    (0.64)     (0.89)     (0.57)     (0.14)     (0.05)        (0.63)     (0.10)     (0.50)
                       -------    -------    -------    -------    -------       -------    -------    -------
TOTAL
  DISTRIBUTIONS......    (0.86)     (1.10)     (0.78)     (0.32)     (0.15)        (0.83)     (0.29)     (0.63)
                       -------    -------    -------    -------    -------       -------    -------    -------
NET ASSET VALUE, END
  OF PERIOD..........  $  9.44    $ 11.46    $ 12.73    $ 11.65    $ 10.87       $  6.40    $  7.64    $  8.31
                       =======    =======    =======    =======    =======       =======    =======    =======
TOTAL RETURN.........   (11.12)%    (1.68)%    17.21%     10.43%     (3.45)%       (6.17)%    (4.81)%    16.44%
NET ASSETS, END OF
  PERIOD
  (THOUSANDS)........  $21,264    $21,032    $23,617    $21,091    $17,610       $11,783    $11,367    $13,308
RATIO OF EXPENSES TO
  AVERAGE NET
  ASSETS.............     0.64%      0.66%      0.65%      0.68%      0.76%         0.77%      0.80%      0.79%
RATIO OF NET
  INVESTMENT INCOME
  TO AVERAGE NET
  ASSETS.............     1.92%      1.71%      1.70%      1.63%      1.83%         2.07%      1.95%      1.53%
PORTFOLIO TURNOVER
  RATE...............        8%         7%        20%        27%         8%            8%        12%        14%

                        VA INTERNATIONAL
                         SMALL PORTFOLIO
                       -------------------
                         YEAR       YEAR
                        ENDED      ENDED
                       NOV. 30,   NOV. 30,
                         1998       1997
                       --------   --------
Net Asset Value,
  Beginning of
  Period.............  $  7.99    $ 10.48
                       -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  (LOSS).............     0.11       0.09
NET GAINS (LOSSES) ON
  SECURITIES
  (REALIZED AND
  UNREALIZED)........    (0.14)     (2.30)
                       -------    -------
TOTAL FROM INVESTMENT
  OPERATIONS.........    (0.03)     (2.21)
                       -------    -------
LESS DISTRIBUTIONS
NET INVESTMENT
  INCOME.............    (0.09)     (0.06)
NET REALIZED GAINS...    (0.09)     (0.22)
                       -------    -------
TOTAL
  DISTRIBUTIONS......    (0.18)     (0.28)
                       -------    -------
NET ASSET VALUE, END
  OF PERIOD..........  $  7.78    $  7.99
                       =======    =======
TOTAL RETURN.........    (0.23)%   (21.54)%
NET ASSETS, END OF
  PERIOD
  (THOUSANDS)........  $12,748    $ 9,884
RATIO OF EXPENSES TO
  AVERAGE NET
  ASSETS.............     0.90%      0.99%
RATIO OF NET
  INVESTMENT INCOME
  TO AVERAGE NET
  ASSETS.............     1.56%      1.32%
PORTFOLIO TURNOVER
  RATE...............       21%         9%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          VA SHORT-TERM                                    VA GLOBAL
                                         FIXED PORTFOLIO                                 BOND PORTFOLIO
                       ----------------------------------------------------      ------------------------------
                         YEAR       YEAR       YEAR       YEAR       YEAR          YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED         ENDED      ENDED      ENDED
                       NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,      NOV. 30,   NOV. 30,   NOV. 30,
                         2001       2000       1999       1998       1997          2001       2000       1999
                       --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of
  Period.............  $ 10.58    $ 10.42    $ 10.09    $ 10.08    $ 10.08       $ 10.68    $ 10.69    $ 10.30
                       -------    -------    -------    -------    -------       -------    -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  (LOSS).............     0.45       0.59       0.46       0.53       0.53          0.41       0.78       0.36
NET GAINS (LOSSES) ON
  SECURITIES
  (REALIZED AND
  UNREALIZED)........     0.15       0.04      (0.02)      0.02         --          0.32      (0.18)      0.04
                       -------    -------    -------    -------    -------       -------    -------    -------
TOTAL FROM INVESTMENT
  OPERATIONS.........     0.60       0.63       0.44       0.55       0.53          0.73       0.60       0.40
                       -------    -------    -------    -------    -------       -------    -------    -------
LESS DISTRIBUTIONS
NET INVESTMENT
  INCOME.............    (0.60)     (0.47)     (0.10)     (0.53)     (0.53)        (0.74)     (0.59)     (0.01)
NET REALIZED GAINS...       --         --      (0.01)     (0.01)        --            --      (0.02)        --
TAX RETURN OF
  CAPITAL............       --         --         --         --         --            --         --         --
                       -------    -------    -------    -------    -------       -------    -------    -------
TOTAL
  DISTRIBUTIONS......    (0.60)     (0.47)     (0.11)     (0.54)     (0.53)        (0.74)     (0.61)     (0.01)
                       -------    -------    -------    -------    -------       -------    -------    -------
NET ASSET VALUE, END
  OF PERIOD..........  $ 10.58    $ 10.58    $ 10.42    $ 10.09    $ 10.08       $ 10.67    $ 10.68    $ 10.69
                       =======    =======    =======    =======    =======       =======    =======    =======
TOTAL RETURN.........     6.02%      6.30%      4.39%      5.54%      5.46%         7.29%      5.89%      3.85%
NET ASSETS, END OF
  PERIOD
  (THOUSANDS)........  $23,476    $20,409    $22,135    $18,467    $15,136       $20,852    $16,237    $13,153
RATIO OF EXPENSES TO
  AVERAGE NET
  ASSETS.............     0.38%      0.40%      0.40%      0.41%      0.43%         0.43%      0.47%      0.49%
RATIO OF NET
  INVESTMENT INCOME
  TO AVERAGE NET
  ASSETS.............     4.40%      5.72%      4.91%      5.24%      5.44%         4.09%      4.35%      3.74%
PORTFOLIO TURNOVER
  RATE...............       71%        33%        30%        50%        73%          159%        85%        44%

                            VA GLOBAL
                         BOND PORTFOLIO
                       -------------------
                         YEAR       YEAR
                        ENDED      ENDED
                       NOV. 30,   NOV. 30,
                         1998       1997
                       --------   --------
Net Asset Value,
  Beginning of
  Period.............  $ 10.69    $ 11.14
                       -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  (LOSS).............     0.52       0.42
NET GAINS (LOSSES) ON
  SECURITIES
  (REALIZED AND
  UNREALIZED)........     0.30       0.34
                       -------    -------
TOTAL FROM INVESTMENT
  OPERATIONS.........     0.82       0.76
                       -------    -------
LESS DISTRIBUTIONS
NET INVESTMENT
  INCOME.............    (1.14)     (0.94)
NET REALIZED GAINS...    (0.04)     (0.27)
TAX RETURN OF
  CAPITAL............    (0.03)        --
                       -------    -------
TOTAL
  DISTRIBUTIONS......    (1.21)     (1.21)
                       -------    -------
NET ASSET VALUE, END
  OF PERIOD..........  $ 10.30    $ 10.69
                       =======    =======
TOTAL RETURN.........     8.44%      7.58%
NET ASSETS, END OF
  PERIOD
  (THOUSANDS)........  $10,483    $ 7,073
RATIO OF EXPENSES TO
  AVERAGE NET
  ASSETS.............     0.57%      0.65%
RATIO OF NET
  INVESTMENT INCOME
  TO AVERAGE NET
  ASSETS.............     3.65%      4.09%
PORTFOLIO TURNOVER
  RATE...............       37%        58%


    The total return information shown in the Financial Highlights tables does not reflect the expenses that apply to a separate account or the related insurance policies. If these charges were included the total return figures for all periods shown would be reduced.

                               SERVICE PROVIDERS


               INVESTMENT ADVISOR                              CUSTODIAN--DOMESTIC

         DIMENSIONAL FUND ADVISORS INC.                         PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005

                  SUB-ADVISORS                       ACCOUNTING SERVICES, DIVIDEND DISBURSING
         DIMENSIONAL FUND ADVISORS LTD.                         AND TRANSFER AGENT
               14 Berkeley Street                                   PFPC INC.
                 London W1X 5AD                                400 Bellevue Parkway
                    England                                    Wilmington, DE 19809
            Tel. No. (207) 409-8600
          Address effective May 2002:
                 100 Pall Mall
                London SW1Y 5NQ
                    England
             DFA AUSTRALIA LIMITED                                LEGAL COUNSEL
          Suite 2001, Level 20 Gateway                 STRADLEY RONON STEVENS & YOUNG, LLP
               1 MacQuarie Place                             2600 One Commerce Square
          Sydney, New South Wales 2000                     Philadelphia, PA 19103-7098
                   Australia
           Tel. No. (612) 9 247-7822

           CUSTODIANS--INTERNATIONAL                 INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                 CITIBANK, N.A.                             PRICEWATERHOUSECOOPERS LLP
                111 Wall Street                            200 East Las Olas Boulevard
               New York, NY 10005                                   Suite 1700
                                                            Fort Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Fund and its Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Fund:

- If you represent an insurance company, call the Fund collect at (310) 395-8005 to request free copies. Additional materials describing the Fund, the Advisor and its investment approach are also available.

-  Access current prospectuses on our web site at http://www.dfafunds.com.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC.--REGISTRATION NO. 811-3258

                              P R O S P E C T U S


                                 MARCH 30, 2002


 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                 ---------------------------------------------

    The investment company described in this Prospectus offers a variety of investment portfolios. Each of the Portfolios described in this Prospectus:
  - Has its own investment objective and policies, and is the equivalent of a separate mutual fund. - Is generally available only to institutional investors and clients of registered investment advisors. - Does not charge sales commissions or "loads". - Is designed for long-term investors.

                        U.S. MARKETWIDE VALUE PORTFOLIOS

                       LD U.S. MARKETWIDE VALUE PORTFOLIO

                       HD U.S. MARKETWIDE VALUE PORTFOLIO

                           U.S. MARKETWIDE PORTFOLIOS


                          LD U.S. MARKETWIDE PORTFOLIO



                          HD U.S. MARKETWIDE PORTFOLIO


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY.........................................    1

  HIGHLIGHTS ABOUT ALL THE PORTFOLIOS.......................    1
  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    3
  OTHER RISKS...............................................    4
  PERFORMANCE...............................................    4

FEES AND EXPENSES...........................................    5

HIGHLIGHTS..................................................    6

  MANAGEMENT AND ADMINISTRATIVE SERVICES....................    6
  DIVIDEND POLICY...........................................    6
  PURCHASE, VALUATION AND REDEMPTION OF SHARES..............    6
  ELECTRONIC SHAREHOLDER INFORMATION........................    6

INVESTMENT OBJECTIVES AND POLICIES..........................    6

  PORTFOLIO CONSTRUCTION....................................    6

DIVIDEND AND TAX MANAGEMENT STRATEGIES......................    7

  LD PORTFOLIOS AND MASTER FUNDS............................    7
  HD PORTFOLIOS AND MASTER FUNDS............................    8

PORTFOLIO TRANSACTIONS......................................    9

SECURITIES LOANS............................................    9

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............    9

MANAGEMENT OF THE FUNDS.....................................   10

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES.............   10

ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS.........   11

PURCHASE OF SHARES..........................................   12

  CASH PURCHASES............................................   12
  IN-KIND PURCHASES.........................................   13

VALUATION OF SHARES.........................................   13

  NET ASSET VALUE...........................................   13

EXCHANGE OF SHARES..........................................   14

REDEMPTION OF SHARES........................................   15

  REDEMPTION PROCEDURE......................................   15
  REDEMPTION OF SMALL ACCOUNTS..............................   15
  IN-KIND REDEMPTIONS.......................................   15

THE MASTER-FEEDER STRUCTURE.................................   16

SERVICE PROVIDERS...........................................   17

RISK/RETURN SUMMARY

HIGHLIGHTS ABOUT ALL THE PORTFOLIOS
---------------------------------

THE PORTFOLIOS HAVE SPECIAL STRUCTURES: The Portfolios do not buy individual securities directly. Instead, they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively complex. As a result, a Portfolio might encounter operational or other complications. While this structure is designed to reduce costs, it may not do so.

[SIDENOTE]
A Master Fund buys securities directly. A corresponding Portfolio invests in the Master Fund's shares. The two have the same gross investment returns.
[END OF SIDENOTE]

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each Master Fund. (A Portfolio does not need an investment manager.)

EQUITY INVESTMENT APPROACH: The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market capitalization weighted.

The Master Funds in which the Portfolios invest use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Creating an initial universe of securities based on total market capitalization.

2. Identifying a sub-set of companies meeting the Advisor's investment guidelines.

3. Generally, considering all stocks (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase, where the stock's market capitalization falls within the range of total market capitalization.

[SIDENOTE]
MARKET CAPITALIZATION means the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").
[END OF SIDENOTE]

DIVIDEND AND TAX MANAGEMENT STRATEGIES:
-------------------------------------


LD U.S. MARKETWIDE VALUE PORTFOLIO ("LD MARKETWIDE VALUE PORTFOLIO") LD U.S. MARKETWIDE PORTFOLIO ("LD MARKETWIDE PORTFOLIO")


The Advisor's dividend and tax management strategies for the Master Funds in which the LD Marketwide Value Portfolio and the LD Marketwide Portfolio (the "LD Portfolios") invest are designed to achieve long-term capital appreciation while minimizing taxable income distributions to shareholders. The Advisor generally buys and sells these Master Funds' portfolio securities with the goals of:

1. Minimizing dividend income distributions by minimizing recognition of dividend and other income.

2. Delaying and controlling the realization of net capital gains (e.g., appreciated stocks might be sold later).

3. Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

[SIDENOTE]

"LD" in a Portfolio's name means that the Portfolio buys a Master Fund that purchases non-dividend and low-dividend yielding stocks.

Shareholders of the LD Portfolios described in this Prospectus may receive fewer distributions and therefore pay lower taxes while they hold their shares. They will have to pay taxes if they sell their shares at a profit.
[END OF SIDENOTE]


HD U.S. MARKETWIDE VALUE PORTFOLIO ("HD MARKETWIDE VALUE PORTFOLIO") HD U.S. MARKETWIDE PORTFOLIO ("HD MARKETWIDE PORTFOLIO")


The Advisor's dividend strategies for the Master Funds in which the HD Marketwide Value Portfolio and the HD Marketwide Portfolio (the "HD Portfolios") invest are designed to maximize dividend income. The Advisor generally buys and sells these Master Funds' portfolio securities with the goal of maximizing dividend income.

HOW THE MASTER FUNDS IN WHICH THE LD PORTFOLIOS AND HD PORTFOLIOS INVEST DIFFER:
The Master Funds in which the LD Portfolios invest will invest in the eligible securities that are non-dividend and low-dividend yielding. In contrast, the Master Funds in which the HD Portfolios invest will invest in the eligible securities that are high-dividend yielding.

[SIDENOTE]

"HD" in a Portfolio's name means that the Portfolio buys a Master Fund that purchases relatively high-dividend yielding stocks.
[END OF SIDENOTE]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

MARKET RISK -- ALL PORTFOLIOS: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios to rise or fall. Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

SMALL COMPANY RISK -- ALL PORTFOLIOS: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

MARKETWIDE VALUE PORTFOLIOS:
---------------------------

LD MARKETWIDE VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing income dividends and controlling capital gains distributions.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases non-dividend and low-dividend yielding value stocks of United States companies on a market capitalization weighted basis and which tries to minimize the recognition of capital gains.

[SIDENOTE]

"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.
[END OF SIDENOTE]

HD MARKETWIDE VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while maximizing dividend income.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases relatively high-dividend yielding value stocks of United States companies on a market capitalization weighted basis.

[SIDENOTE]

In selecting value stocks, the Advisor primarily considers price relative to book value.
[END OF SIDENOTE]

MARKETWIDE PORTFOLIOS:
---------------------

LD MARKETWIDE PORTFOLIO

- INVESTMENT OBJECTIVES: Long-term capital appreciation while minimizing income dividends and controlling capital gains distributions.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases non-dividend and low-dividend yielding stocks of United States companies on a market capitalization weighted basis and which tries to minimize the recognition of capital gains.

HD MARKETWIDE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while maximizing dividend income.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases relatively high-dividend yielding stocks of United States companies on a market capitalization weighted basis.

OTHER RISKS
-----------

SECURITIES LENDING:
----------------

The Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

PERFORMANCE
-----------


The Portfolios and Master Funds have not commenced operations, so no performance information is shown for them.

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT): None

                         ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                            LD MARKETWIDE     HD MARKETWIDE    LD MARKETWIDE   HD MARKETWIDE
                           VALUE PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO(3)    PORTFOLIO(3)
                           ---------------   ---------------   -------------   -------------
Management Fee(1)........        0.35%             0.35%           0.20%           0.20%
Other Expenses(2)........        0.35%             0.30%           0.35%           0.30%
                                 ----              ----            ----            ----
TOTAL OPERATING
  EXPENSES...............        0.70%             0.65%           0.55%           0.50%
Fee Waiver and/or Expense
  Assumption.............        None              None            0.20%           0.20%
                                 ----              ----            ----            ----
NET EXPENSES.............        0.70%             0.65%           0.35%           0.30%
                                 ====              ====            ====            ====


------------------------

(1) The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Portfolio.


(2) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 2002. These Portfolios and Master Funds had not begun operations as of the date of this Prospectus.


(3) Pursuant to an Expense Waiver and Assumption Agreement for the LD Marketwide Portfolio and HD Marketwide Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of each Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce each Portfolio's expenses when its total operating expenses exceed 0.30% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the LD Marketwide Portfolio or HD Marketwide Portfolio are less than 0.30% of the respective Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. A Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from September 8, 2001 to September 8, 2002, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR         3 YEARS
                                                              --------        --------
LD Marketwide Value Portfolio...............................    $72             $224
HD Marketwide Value Portfolio...............................    $66             $208
LD Marketwide Portfolio.....................................    $36             $156
HD Marketwide Portfolio.....................................    $31             $140

    The Example summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest. The Portfolios and the corresponding Master Funds are new and, therefore, the above example is based on estimated expenses for the current fiscal year and does not extend over five and ten-year periods. The 1 year costs for the LD Marketwide Portfolio and the HD Marketwide Portfolio reflect the "Net Expenses" of each Portfolio that result from the contractual expense waiver and assumption.

                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

    The Advisor serves as investment advisor to each Master Fund and provides each Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

DIVIDEND POLICY

    The policy of the Portfolios is to distribute dividends from net investment income and net capital gains annually after November 30.

PURCHASE, VALUATION AND REDEMPTION OF SHARES

    The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

ELECTRONIC SHAREHOLDER INFORMATION

    In order to keep costs to a minimum, the Portfolios will eventually offer on-line delivery of particular shareholder information to investors. An investor, when opening an account, may consent to the acceptance of all shareholder information (prospectuses and annual and semi-annual reports) about the Portfolios through e-mail and access to the Portfolio's website at www.dfafunds.com. An investor may later revoke consent by requesting paper versions of shareholder information. (See "ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS.")

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of the LD Marketwide Value Portfolio and the LD Marketwide Portfolio is to achieve long-term capital appreciation while minimizing income dividends and the recognition of capital gains. The investment objective of the HD Marketwide Value Portfolio and the HD Marketwide Portfolio is to achieve long-term capital appreciation while maximizing dividend income. Each Portfolio will pursue its investment objective by investing all of its assets in a Master Fund. The LD Marketwide Value Portfolio and the HD Marketwide Value Portfolio will invest in The LD U.S. Marketwide Value Series and The HD U.S. Marketwide Value Series (collectively the "Marketwide Value Master Funds"), respectively, of The DFA Investment Trust Company (the "Trust"). The LD Marketwide Portfolio and the HD Marketwide Portfolio will invest in the LD U.S. Marketwide Series and the HD U.S. Marketwide Series, respectively, of the Trust. Each Master Fund has the same investment objective and policies as its respective Portfolio.


PORTFOLIO CONSTRUCTION

    The Master Funds generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market. To be considered eligible for purchase by a Master Fund, an investment generally must be the common stock of a company whose market capitalization falls within the range of such Master Fund's investment strategy. As of the date of this Prospectus, the Advisor considers for purchase by a Master Fund securities of all companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this Prospectus, "total market capitalization" means the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a Master Fund. As a non-fundamental policy, under normal circumstances, each Master Fund will invest at least 80% of its net assets in securities of U.S. companies. If a Master Fund changes this investment policy, the corresponding Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Marketwide Value Master Funds generally invest in the common stocks of companies that the Advisor determines to be value stocks. Securities are considered value stocks primarily because the shares have a high book value in relation to their current market price (a "book to market ratio"). In assessing value, however, the Advisor may consider additional factors, such as a company's price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

    The LD U.S. Marketwide Value Series and LD U.S. Marketwide Series (collectively the "LD Master Funds") will minimize income dividend distributions by selecting non-dividend and lower-dividend yielding securities from the universe of eligible securities and by following a strategy that tries to minimize the recognition of capital gains.

    The HD U.S. Marketwide Value Series and the HD U.S. Marketwide Series (collectively the "HD Master Funds") will maximize dividend income by selecting relatively high-dividend yielding securities from their respective universes of eligible securities. Because each HD Master Fund generally will focus on stocks which pay high dividends, it is likely that, from time to time, each HD Master Fund will have a significant portion of its assets in one or more sectors or industries. In focusing on particular sectors or industries, an HD Master Fund carries greater risk of adverse developments in a sector or industry than a Master Fund that always invests in a wide variety of sectors.

    The total market capitalization range, used by the Advisor for the Master Funds, as described above, generally applies at the time of purchase by a Master Fund. The Master Funds are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. The value criteria used by the Advisor for the Marketwide Value Master Funds, as described above, generally applies at the time of purchase by a Marketwide Value Master Fund. A Marketwide Value Master Fund is not required to sell a security if it no longer meets current value criteria. Securities that do meet a Master Fund's market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS" in this prospectus. Additionally, each Master Fund, when consistent with other tax management policies, may sell securities in order to realize capital losses.

                     DIVIDEND AND TAX MANAGEMENT STRATEGIES

LD PORTFOLIOS AND MASTER FUNDS

    The LD Master Funds described in this Prospectus seek to minimize the impact of federal taxes on investment returns by selecting non-dividend and low-dividend yielding securities from the universe of eligible securities and by managing their portfolios in a manner that will defer the realization of net capital gains where possible. Portfolio investments will be managed to select non-dividend yielding and low-dividend yielding securities. The timing of purchases and sales of securities may be managed to minimize the receipt of dividends when possible. With respect to dividends that are received, the LD Master Funds may not be eligible to flow through the dividends received deduction attributable to their holdings of U.S. equity securities to the Portfolios, or in turn, the Portfolios to their corporate shareholders, if, because of certain timing rules, hedging activities, or debt financing activities at the level of the LD Master Funds, the Portfolios, or the corporate shareholders of the Portfolios, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is otherwise reduced.

    When selling securities, a Master Fund typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each LD Master Fund, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each LD Master Fund, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

    In addition to the selling practices used among all portfolios managed by the Advisor, securities may be sold by a Master Fund to another Master Fund when consistent with the investment objectives of both Master Funds. Specifically, for example, the LD U.S. Marketwide Value Series may sell to and buy securities from the Tax-Managed U.S. Marketwide Value Series, which is also a series of the Trust, and the LD U.S. Marketwide Series may sell to and buy securities from the Tax-Managed U.S. Marketwide Series, another series of the Trust. Such sales would be made to realize losses on securities which would be used to offset gains on other securities realized by the selling Master Fund. Such transactions are intended to benefit both Master Funds that are parties to the transaction. The selling Master Fund will recognize a loss which it can use to offset realized gains, while the purchasing Master Fund will acquire an eligible portfolio security, at a current market price, but without payment of brokerage commissions.

    The Advisor believes this strategy can be both tax and cost efficient. However, applicable federal income tax law may disallow losses incurred on the sale of securities by one Master Fund to another Master Fund if the purchasing and selling Master Funds are considered related persons by reason of overlapping ownership. In determining whether the Master Funds are related persons, the shareholders of the Portfolio that invests in a LD Master Fund may be considered to own the corresponding shares of the Master Fund. (See the Statement of Additional Information.) The Advisor intends to control the composition of investors in each LD Portfolio in several ways. First, as with all portfolios that the Advisor manages, it retains the right, in its discretion, to reject any initial or additional investment for any reason and to suspend the offering of shares of any LD Portfolio. Second, the Advisor intends to offer the shares of each LD Portfolio to relatively few institutional investors and anticipates that shares will be offered primarily to individual investors, thereby creating a substantial number of shareholders in each LD Portfolio. Finally, the Advisor intends to monitor closely all purchases of shares of each LD Portfolio in order to increase the probability that this loss disallowance rule will not apply by reason of overlapping ownership.

    Although the Advisor intends to manage each LD Master Fund in a manner to minimize taxable dividend income each year, the LD Portfolios may nonetheless distribute dividends and taxable gains to shareholders. Realization of capital gains is not entirely within the Advisor's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a LD Master Fund realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a LD Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder's tax basis in the shares redeemed.

HD PORTFOLIOS AND MASTER FUNDS

    Each HD Master Fund described in this Prospectus selects high-dividend yielding securities from its respective universe of eligible securities. The timing of purchases and sales of securities may be managed to increase the receipt of dividends when possible.

                             PORTFOLIO TRANSACTIONS

    Securities will generally be eligible for purchase on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Master Fund.

                                SECURITIES LOANS

    The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund's total assets. In connection with such loans, a Master Fund will receive collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, each Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structure of each Master Fund involves market capitalization weighting. Because of the dividend management and tax management strategies followed by these Master Funds, their securities holdings will deviate from their market capitalization weightings to a greater extent than non dividend-managed Portfolios managed by the Advisor. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, each Master Fund may dispose of securities whenever the Advisor determines that disposition is consistent with its dividend management strategies or is otherwise in the best interest of a Master Fund. Deviation from strict market capitalization weighting may occur for several other reasons.

    The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Master Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS

    The Advisor serves as investment advisor to the Master Funds. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

    DFA Investment Dimensions Group Inc. (the "Fund") and the Trust bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency fees, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.


    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $36 billion.


                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

    In general, the Portfolios distribute substantially all net investment income quarterly and any realized net capital gains are distributed annually after November 30th.

    Shareholders of a Portfolio will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor, the shareholder selects one of the options listed below:

       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.

    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income may qualify in part for the corporate dividends received deduction.

    For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gain distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by a Portfolio as to the U.S. federal tax status of dividends and distributions paid by the Portfolio.

    Dividends which are declared in November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    Certain investments by a Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio Shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.


    A Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Tax Identification Number and by certifying that you are not subject to backup withholding. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.


    The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

              ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

    In order to keep costs to the Fund to a minimum, an investor, when opening an account, may consent to the acceptance of all shareholder information about the Portfolios through e-mail and access to the Portfolios' website at www.dfafunds.com. An investor will be notified when a prospectus amendment or annual or semi-annual report has been made available on the Portfolios' website. Confirmations and monthly statements will initially be delivered on paper but may, in the future, be delivered electronically.

    The Portfolios presently intend to deliver paper versions of shareholder information in certain circumstances at no extra cost to the investor. Currently, the SEC requires an investor in the Portfolios be offered the opportunity to revoke his or her consent to receive shareholder information (including prospectuses and annual and semi-annual reports) electronically. In order to revoke a prior consent, an investor may call the Fund collect at (310) 395-8005, or write to the Fund at Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. After consent is revoked, the Fund will send an investor a set of paper documents at no charge. If the SEC allows shareholders who have revoked their consent to be charged for paper delivery of shareholder information, the Fund may notify investors that the Fund will charge the investor who has revoked consent a fee of up to $15 per year, per set of copies delivered, to cover the costs of printing, shipping and handling paper versions of shareholder information available on the Portfolios' website.

    The Portfolios' website address is www.dfafunds.com. The current prospectus and recent shareholder reports of the Portfolios will be readily available for viewing and printing on the website.

                               PURCHASE OF SHARES

    Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

CASH PURCHASES

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

    Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

    If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Master Funds as described in this Prospectus. Securities accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

    The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio or Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor.

                              VALUATION OF SHARES

NET ASSET VALUE


    The net asset value per share of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of the Portfolio's investments in the Master Fund and other assets, less any liabilities, by the total outstanding shares of the Portfolio. The net asset value per share of each corresponding Master Fund is calculated as of the close of the NYSE by dividing the total market value of the Master Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Master Fund. The value of the shares of the Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from quoted or published prices for the same securities. NOTE: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order).

    Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value.

                               EXCHANGE OF SHARES

    Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

                      DFA Investment Dimensions Group Inc.
                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401


    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.


    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.


    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor's state of residence.


    There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request in good order, by PFPC Inc. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion. A shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days in advance of the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

    When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. The Portfolios and Master Funds are also authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the

Advisor to be consistent with the tax management strategies described in this prospectus. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs when selling securities that were received in payment of redemptions.

                          THE MASTER-FEEDER STRUCTURE

    Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

    The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

    If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, the Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

                               SERVICE PROVIDERS



               INVESTMENT ADVISOR                                   CUSTODIAN
         DIMENSIONAL FUND ADVISORS INC                          PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005

  ACCOUNTING SERVICES, DIVIDEND DISBURSING AND                    LEGAL COUNSEL
                 TRANSFER AGENT                        STRADLEY RONON STEVENS & YOUNG, LLP
                   PFPC INC.                                 2600 One Commerce Square
              400 Bellevue Parkway                         Philadelphia, PA 19103-7098
              Wilmington, DE 19809



                             INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                                    PricewaterhouseCoopers LLP
                                   200 East Las Olas Boulevard
                                           Suite 1700
                                    Fort Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Fund and the Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios and Master Funds in their last fiscal year. The Portfolios and Master Funds are new so the reports do not yet include any information about them.

TO OBTAIN DOCUMENTS:

-  Access them on our website at http://www.dfafunds.com.

- If you represent an institutional investor, registered investment advisor or other qualifying investor, call collect at (310) 395-8005.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0300).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC.--REGISTRATION NO. 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 30, 2002

     DFA Investment Dimensions Group Inc. ("DFAIDG") is an open-end management investment company that offers thirty-nine series of shares. Dimensional Investment Group Inc. ("DIG") is an open-end management investment company that offers twenty-two series of shares. DFAIDG and DIG are collectively referred to as the "Funds" in this Statement of Additional Information ("SAI"). This SAI relates to twenty-three series of DFAIDG and one series of DIG (individually, a "Portfolio" and collectively, the "Portfolios"):

                           DOMESTIC EQUITY PORTFOLIOS

U.S. Large Company Portfolio (FEEDER)             U.S. Small Cap Value Portfolio (FEEDER)
Enhanced U.S. Large Company Portfolio (FEEDER)    U.S. Small Cap Portfolio (FEEDER)
U.S. Large Cap Value Portfolio (FEEDER)           U.S. Micro Cap Portfolio (FEEDER)
U.S. Small XM Value Portfolio (FEEDER)            DFA Real Estate Securities Portfolio

                         INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio                 United Kingdom Small Company Portfolio (FEEDER)
DFA International Value Portfolio (FEEDER)        Continental Small Company Portfolio (FEEDER)
International Small Company Portfolio             DFA International Small Cap Value Portfolio
Japanese Small Company Portfolio (FEEDER)         Emerging Markets Portfolio (FEEDER)
Pacific Rim Small Company Portfolio (FEEDER)      Emerging Markets Value Portfolio (FEEDER)
                                                  Emerging Markets Small Cap Portfolio (FEEDER)

                             FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio (FEEDER)      DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio        DFA Intermediate Government Fixed Income
   (FEEDER)                                           Portfolio
DFA Five-Year Government Portfolio

         This SAI is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated March 30, 2002, as amended from time to time. The audited financial statements and financial highlights of the Funds are incorporated by reference from each Fund's annual report to shareholders. The prospectus and the annual reports can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES                                       3

BROKERAGE COMMISSIONS                                                        3

INVESTMENT LIMITATIONS                                                       5

OPTIONS ON STOCK INDICES                                                     9

FUTURES CONTRACTS                                                           10

CASH MANAGEMENT PRACTICES                                                   11

CONVERTIBLE DEBENTURES                                                      13

PORTFOLIO TURNOVER RATES                                                    13

DIRECTORS AND OFFICERS                                                      13

SERVICES TO THE FUNDS                                                       18

ADVISORY FEES                                                               22

GENERAL INFORMATION                                                         24

CODES OF ETHICS                                                             24

SHAREHOLDER RIGHTS                                                          24

PRINCIPAL HOLDERS OF SECURITIES                                             25

PURCHASE OF SHARES                                                          29

REDEMPTION AND TRANSFER OF SHARES                                           30

TAXATION OF THE PORTFOLIOS                                                  30

CALCULATION OF PERFORMANCE DATA                                             32

FINANCIAL STATEMENTS                                                        34

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     Each of the Portfolios identified as a "Feeder" (a "Feeder Portfolio") on the cover page of this SAI seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the "Trust") or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund Inc. The series of the Trust and Dimensional Emerging Markets Value Fund Inc. are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund, and provides administrative services to the Feeder Portfolios and International Small Company Portfolio. The International Small Company Portfolio seeks to achieve its investment objective by investing in up to four Master Funds (the "International Master Funds"). Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

     Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

     Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

     Prior to April 1, 2001, the U.S. Small XM Value Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio were known as the U.S. 4-10 Value Portfolio, the U.S. 6-10 Value Portfolio, the U.S. 6-10 Small Company Portfolio and the U.S. 9-10 Small Company Portfolio, respectively. Similarly, the Master Funds in which these four Portfolios invest - The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The U.S. Micro Cap Series - were, prior to April 1, 2001, known as The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series and the U.S. 9-10 Small Company Series, respectively.

                              BROKERAGE COMMISSIONS

     The following table depicts brokerage commissions paid by the designated Portfolios and Master Funds. For the Feeder Portfolios, the amounts include commissions paid by the corresponding Master Fund.

                              BROKERAGE COMMISSIONS
               FISCAL YEARS ENDED NOVEMBER 30, 2001, 2000 AND 1999


                                                                         2001            2000            1999
                                                                         ----            ----            ----
U.S. Large Company Series                                             $90,857        $ 48,866         $ 1,250
Enhanced U.S. Large Company Series                                    $14,042          14,126          11,729
U.S. Large Cap Value Series                                          $589,100       1,878,270       2,492,821
U.S. Small XM Value Series                                           $637,192       2,808,527       1,164,028
U.S. Small Cap Value Series                                        $1,679,179       5,080,611       4,440,807
U.S. Small Cap Series                                                $630,992       1,283,763         733,337
U.S. Micro Cap Series                                                $905,726       2,693,958       1,429,817
DFA Real Estate Securities Portfolio                                 $109,278         141,665          74,545
Large Cap International Portfolio                                    $123,455         152,727         138,197
DFA International Value Series                                       $386,725         376,232         480,344
Japanese Small Company Series                                        $168,415          76,690         335,177
Pacific Rim Small Company Series                                      $61,378         113,732         606,240
United Kingdom Small Company Series                                   $49,857          54,469          85,725


                                       3

Continental Small Company Series                                     $127,438         148,579         304,874
DFA International Small Cap Value Portfolio                          $333,939         313,206         498,990
Emerging Markets Series                                              $324,859         439,821         246,534
Emerging Markets Value Portfolio (Dimensional Emerging Markets
     Value Fund Inc.)                                                $386,717         669,452         403,490
Emerging Markets Small Cap Series                                     $59,080          60,368          96,921
                                                                   ----------     -----------     -----------
TOTAL                                                              $6,678,229     $16,546,491     $13,544,826

     The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by those Portfolios.

     Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio and International Small Company Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and the International Master Funds, respectively.

     The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company Series and DFA Australia Limited performs these services for the Japanese and Pacific Rim Small Company Series. Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

     The OTC companies eligible for purchase by The U.S. Micro Cap Series, The U.S. Small Cap Series, The U.S. Small Cap Value Series, The U.S. Small XM Value Series and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

     ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds and Portfolios can effect transactions at the best available prices.

     During the fiscal year 2001, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:

                                                    VALUE OF
                                                   SECURITIES        BROKERAGE
                                                  TRANSACTIONS      COMMISSIONS
                                                  ------------      -----------
U.S. Large Cap Value                               $85,987,146         $133,985
U.S. Small XM Value                                119,684,710          263,401
U.S. Small Cap Value                               114,225,373          235,325
U.S. Small Cap                                      47,865,058          128,407
U.S. Micro Cap                                      36,055,230           86,070
U.S. Large Company                                           0                0
Large Cap International                             16,026,560           24,765
DFA International Value                             52,976,461           62,081
Japanese Small Company                              39,806,467           99,420
Pacific Rim Small Company                                    0                0
DFA International Small Cap Value                   35,026,427           87,556
                                                  ------------       ----------
TOTAL                                             $547,653,432       $1,121,010

     The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

     Brokerage commissions for transactions in securities listed on the Tokyo Stock Exchange ("TSE") and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The Japanese Small Company Series has been able to avail itself of institutional discounts. The Series' ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Series will continue to be able to realize the benefit of discounts from fixed commissions.

     A Feeder Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

                             INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

     The Portfolios will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, except the DFA Real Estate Securities Portfolio, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios except the U.S. Micro Cap and U.S. Small Cap Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio may purchase or sell financial futures contracts and options thereon; and the Enhanced U.S. Large Company Portfolio may purchase, sell and enter into indices-related futures contracts, options on such futures contracts, securities-related swap agreements and other derivative instruments;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors; and, with respect to the Emerging Markets Value Portfolio, except through the acquisition of publicly traded debt securities and short-term money instruments;

          (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer; provided that this limitation applies to 100% of the total assets of the U.S. Micro Cap Portfolio;

          (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. Small XM Value Portfolio and Emerging Markets Value Portfolios are not subject to this limitation;

          (5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of a Portfolio's gross assets valued at the lower of market or cost; provided that each Portfolio, other than the U.S. Micro Cap, Japanese Small Company, DFA One-Year Fixed Income, DFA Intermediate Government Fixed Income and DFA Five-Year Government Portfolios, may borrow amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans; and with respect to the Emerging Markets Value Portfolio, borrow, except in connection with a foreign currency transaction, the settlement of a portfolio trade, as a temporary measure for extraordinary or emergency purposes, including to meet redemption requests, and, in no event in excess of 33% of the Fund's net assets valued at market;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the U.S. Small XM Value Portfolio and Emerging Markets Value Portfolios are not subject to this limitation;

          (7) invest more than 10% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Enhanced U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, DFA Two-Year Global Fixed Income Portfolio, International Small Company, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolios are not subject to this limitation, and the DFA Real Estate Securities Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Large Cap Value Portfolio, the DFA International Value Portfolio, the U.S. Small Cap Portfolio, the Emerging Markets Portfolio and DFA International Small Cap Value Portfolio may invest not more than 15% of their total assets in illiquid securities;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company; provided that the U.S. Micro Cap Portfolio and the U.S. Small XM Value Portfolio are not subject to this limitation;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that (a) the DFA Real Estate Securities Portfolio may invest in a REIT that is registered as an investment company; (b) each of the U.S. Small XM Value Portfolio, Enhanced U.S. Large Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, International Small Company Portfolio and U.S. Micro Cap Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

          (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation; except this limitation does not apply to the U.S. Micro Cap Portfolio, U.S. Small XM Value Portfolio and DFA Real Estate Securities Portfolio;

          (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except that (a) DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;" and (b) DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry;

          (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the Enhanced U.S. Large Company Portfolio, the U.S. Small XM Value Portfolio and Emerging Markets Value Portfolios are not subject to these limitations;

          (14) purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. Small XM Value Portfolio and Emerging Markets Value Portfolios are not subject to this limitation;

          (15) purchase securities on margin or sell short; provided that the U.S. Small XM Value Portfolio and Emerging Markets Value Portfolios are not subject to the limitation on selling securities short;

          (16) acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the DFA Real Estate Securities Portfolio, the Value Portfolios, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio, the DFA International Small Cap Value Portfolio and the Emerging Markets Value Portfolio; and (b) the U.S. Micro Cap Portfolio is not subject to this limitation; or

          (17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit each Feeder Portfolio and International Small Company Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Funds or the International Master Funds, respectively. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

     The investment limitations described in (1) and (15) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations; and the investment limitations described in (1), (13) and (15) above do not prohibit the Enhanced U.S. Large Company Portfolio from: (i) making margin deposits in connection with transactions in options; and (ii) maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

     For purposes of (5) above, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (indirectly through their investment in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on such Master Funds' behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Master Funds have no present intent to engage in any other types of borrowing transactions under this authority.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

     For the purposes of (7) above, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds) and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     For purposes of (12) above, the DFA Five-Year Global Fixed Income Portfolio will not concentrate its investments in a single industry. This means that it will not invest more than 25% of its assets in securities of companies in any one industry. Management does not consider securities which are issued by the U.S. government or its agencies or instrumentalities to be investments in an "industry." However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of the Portfolio's total assets will be invested in securities issued by any one foreign government or supranational organization. The Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if it can do so under the Portfolio's policy of not being concentrated in any single industry.

     Although not a fundamental policy subject to shareholder approval: (1) the Large Cap International and Small Company Portfolios, including the U.S. Small Cap Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio (directly or indirectly through their investment in the Master Funds) do not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

     The International Equity, DFA Two-Year Global Fixed Income, Enhanced U.S. Large Company and DFA Five-Year Global Fixed Income Portfolios (directly or indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each Value Portfolio, the DFA International Value Portfolio and the DFA Real Estate Securities Portfolio (directly or indirectly through their investment in the Master Funds), have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

     Notwithstanding any of the above investment restrictions, the Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Master Funds or the Dimensional Emerging Markets Value Fund or whose use is otherwise considered by the Master Funds or the Dimensional Emerging Markets Value Fund to be advisable. Each Master Fund or the Dimensional Emerging

Markets Value Fund would "look through" any such vehicle to determine compliance with its investment restrictions.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to the Portfolios' and Master Funds' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                            OPTIONS ON STOCK INDICES

     The Enhanced U.S. Large Company Series may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Enhanced U.S. Large Company Series will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Series in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, the Enhanced U.S. Large Company Series will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Series in liquid assets in a segregated account with its custodian.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Enhanced U.S. Large Company Series desires.

     The Enhanced U.S. Large Company Series will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Series will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

     If an option written by the Enhanced U.S. Large Company Series expires, the Series realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Enhanced U.S. Large Company Series expires unexercised, the Series realizes a loss equal to the premium paid.

     The premium paid for a put or call option purchased by the Enhanced U.S. Large Company Series is an asset of the Series. The premium received for an option written by the Series is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS ON INDICES

     There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by the Enhanced U.S. Large Company Series is exercised or unless a closing transaction is effected with respect to that position, the Enhanced U.S. Large Company Series will realize a loss in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Enhanced U.S. Large Company Series intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that the Enhanced U.S. Large Company Series will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Series may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Enhanced U.S. Large Series would have to exercise those options which they have purchased in order to realize any profit. With respect to options written by the Enhanced U.S. Large Company Series, the inability to enter into a closing transaction may result in material losses to the Series.

     Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Enhanced U.S. Large Company Series would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

     The Enhanced U.S. Large Company Series' activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Series may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

INVESTMENT LIMITATIONS ON OPTIONS TRANSACTIONS

     The ability of the Enhanced U.S. Large Company Series to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Series will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid securities.

                                FUTURES CONTRACTS

     Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and, with respect to the International Small Company Portfolio, the International Master Funds.

     All Portfolios, except the U.S. Micro Cap and U.S. Small Cap Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio, may enter into futures contracts and options on futures contracts. Such Portfolios (with the exception of Enhanced U.S. Large Company Portfolio and its corresponding Master Fund) may enter into futures contracts and options on future contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. The Enhanced U.S. Large Company Portfolio may use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios or Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Commission, the Portfolios or Master Funds may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

     All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

                                                                               PERCENTAGE
     PORTFOLIOS AND MASTER FUNDS          PERMISSIBLE CASH INVESTMENT         GUIDELINES*
U.S. Large Company                     Short-term fixed income
                                       obligations same as One-Year
                                       Fixed Income Portfolio; index
                                       futures contracts and options               5%
                                       thereon***

Enhanced U.S. Large Company            Short-term fixed income                    N.A.
                                       obligations same as Two-Year
                                       Global Fixed Income


                                       11

                                                                               PERCENTAGE
     PORTFOLIOS AND MASTER FUNDS          PERMISSIBLE CASH INVESTMENT         GUIDELINES*
                                       Portfolio; shares of money market
                                       mutual funds**; index futures
                                       contracts and options thereon***

U.S. Small Cap, Japanese Small         No limitations, except not
Company, Pacific Rim Small Company,    permitted to invest in registered
United Kingdom Small Company and       money market mutual funds
Continental Small Company                                                         20%

U.S. Micro Cap                         No limitations                             20%

U.S. Large Cap Value and U.S. Small    High quality, highly liquid fixed
Cap Value                              income securities such as money
                                       market instruments; index futures
                                       contracts and options thereon***           20%

U.S. Small XM Value                    High quality, highly liquid fixed
                                       income securities such as money
                                       market instruments; shares of
                                       money market mutual funds**;
                                       index futures contracts and                20%
                                       options thereon***

DFA Real Estate Securities Portfolio   Fixed income obligations such as
                                       money market instruments; index
                                       futures contracts and options              20%
                                       thereon***

Large Cap International Portfolio      Fixed income obligations such as
                                       money market instruments; index
                                       futures contracts and options              20%
                                       thereon***

International Small Company Portfolio  Short-term, high quality fixed
                                       income obligations                    Small portion

DFA International Small Cap Value      Index future contracts and
Portfolio                              options thereon***                         ***

DFA International Value Portfolio      Fixed income obligations such as
and Master Fund                        money market instruments; index
                                       futures contracts and options              20%
                                       thereon***

The Emerging Markets Portfolios and    Money market instruments; highly
Master Funds                           liquid debt securities; freely
                                       convertible currencies; shares of
                                       money market mutual funds**;
                                       index futures contracts and                10%
                                       options thereon***

DFA Intermediate Government            Future contracts on U.S. Treasury
  Fixed Income Portfolio               securities or options on such              N.A.
                                       contracts

     *The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

     **Investments in money market mutual funds may involve duplication of certain fees and expenses.

     ***To the extent that such Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

                             CONVERTIBLE DEBENTURES

     Each of the International Equity Portfolios and Master Funds may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where such Portfolio or Master Fund is permitted to invest. In addition, the U.S. Small Cap Series and the U.S. Micro Cap Series are authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio or Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.

                            PORTFOLIO TURNOVER RATES

     Generally, securities will be purchased by the Equity Portfolios and Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the Small Company Portfolios ordinarily are anticipated to be low. The One-Year Fixed Income Series, Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rates for Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio have varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor's judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

                             DIRECTORS AND OFFICERS

DIRECTORS

     The Board of Directors of each Fund is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

     Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were two Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2001.

     Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director's experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

DISINTERESTED DIRECTORS


                                                                                    PORTFOLIOS
                                                                                    WITHIN THE
                              TERM OF OFFICE(1)                                      DFA FUND    OTHER DIRECTORSHIPS
  NAME, AGE AND                      AND            PRINCIPAL OCCUPATION DURING     COMPLEX(2)   OF PUBLIC COMPANIES
     ADDRESS        POSITION  LENGTH OF SERVICE            PAST 5 YEARS              OVERSEEN            HELD
------------------- --------- ------------------- ------------------------------- ------------- -----------------------
George M.           Director  DFAIDG- since 1983  Leo Melamed Professor of        87 portfolios
Constantinides                  DIG-since 1993    Finance, Graduate School of     in 4
1101 E. 58th                                      Business, University of         investment
Street                                            Chicago.                        companies
Chicago, IL 60637
Date of Birth:
9/22/47

John P. Gould       Director  DFAIDG-since 1986   Steven G. Rothmeier             87 portfolios Trustee, Harbor Fund
1101 E. 58th                    DIG-since 1993    Distinguished Service           in 4          (registered
Street Chicago,                                   Professor of Economics,         investment    investment company)
IL 60637                                          Graduate School of Business,    companies     (13 Portfolios).
Date of Birth:                                    University of Chicago.
1/19/39                                           Principal and Executive Vice
                                                  President, Lexecon Inc.
                                                  (economics, law, strategy and
                                                  finance consulting).
                                                  Formerly, President, Cardean
                                                  University (division of
                                                  UNext.com).   Member of the
                                                  Boards of Milwaukee Mutual
                                                  Insurance Company and
                                                  UNext.com.  Formerly,
                                                  Trustee, First Prairie Funds
                                                  (registered investment
                                                  company).

Roger G. Ibbotson   Director  DFAIDG-since 1981   Professor in Practice of        87 portfolios
Yale School of                  DIG-since 1993    Finance, Yale School of         in 4
Management                                        Management.  Director, BIRR     investment
P.O. Box 208200                                   Portfolio Analysis, Inc.        companies
New Haven, CT                                     (software products).
06520-8200                                        Chairman, Ibbotson
Date of Birth:                                    Associates, Inc., Chicago, IL
5/27/43                                           (software, data, publishing
                                                  and consulting).  Partner,
                                                  Zebra Capital Management, LLC
                                                  (hedge fund manager).
                                                  Formerly, Director, Hospital
                                                  Fund, Inc. (investment
                                                  management services).

Myron S. Scholes    Director  DFAIDG-since 1981   Frank E. Buck Professor         87 portfolios Director, American
Oak Hill Capital                DIG-since 1993    Emeritus of Finance, Stanford   in 4          Century Fund Complex
Management, Inc.                                  University.  Partner, Oak       investment    (registered
2775 Sand Hill Rd.                                Hill Capital Management.        companies     investment companies)
Suite 220                                         Chairman, Oak Hill Platinum                   (38 Portfolios).
Menlo Park, CA                                    Partners.  Director,
94025                                             Financial Engines.  Director,
Date of Birth:                                    Chicago Mercantile Exchange.
7/01/41                                           Consultant, Arbor Investors.
                                                  Formerly, Director, Smith
                                                  Breeden Family of Funds and
                                                  Partner, Long-Term Capital
                                                  Management.

Abbie J. Smith      Director  DFAIDG-since 2000   Marvin Bower Fellow, Harvard    87 portfolios Director, HON
425 Morgan Hall                 DIG-since 2000    Business School (9/01 to        in 4          Industries Inc.
Soldiers Field,                                   8/02).  Boris and Irene Stern   investment    (office furniture).
Boston, MA 02163                                  Professor of Accounting,        companies
Date of Birth:                                    Graduate School of Business,
4/30/53                                           University of Chicago.

INTERESTED DIRECTORS

     The following Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.


                                                                                   PORTFOLIOS
                                                                                   WITHIN THE
                                  TERM OF OFFICE(1)                                 DFA FUND     OTHER DIRECTORSHIPS
   NAME, AGE AND                         AND             PRINCIPAL OCCUPATION      COMPLEX(2)    OF PUBLIC COMPANIES
      ADDRESS         POSITION    LENGTH OF SERVICE      DURING PAST 5 YEARS        OVERSEEN             HELD
-------------------- ----------- -------------------- --------------------------- -------------- ---------------------
David G. Booth       Director,    DFAIDG-since 1981   President, Chairman-Chief   87             Director, Assante
1299 Ocean Avenue    President     DIG-since 1992     Executive Officer and       portfolios     Corporation
Santa Monica, CA     and                              Director of the following   in 4           (investment
90401                Chairman                         companies: Dimensional      investment     management).
Date of Birth:       - Chief                          Fund Advisors Inc., DFA     companies
12/02/46             Executive                        Securities Inc., DFA
                     Officer                          Australia Limited and
                                                      Dimensional Emerging
                                                      Markets Value Fund Inc.
                                                      Trustee, President and
                                                      Chairman-Chief Executive
                                                      Officer of The DFA
                                                      Investment Trust Company.
                                                      President, Dimensional
                                                      Fund Advisors Ltd.
                                                      Director, Dimensional
                                                      Funds PLC.  Limited
                                                      Partner, Oak Hill
                                                      Partners. Formerly,
                                                      Director, SA Funds
                                                      (registered investment
                                                      company).

Rex A. Sinquefield*  Director,    DFAIDG-since 1981   Chairman-Chief Investment   87
1299 Ocean Avenue    Chairman-     DIG-since 1992     Officer and Director,       portfolios
Santa Monica, CA     Chief                            Dimensional Fund Advisors   in 4
90401                Investment                       Inc., DFA Securities Inc.   investment
Date of Birth:       Officer                          and Dimensional Emerging    companies
9/07/44                                               Markets Value Fund Inc.
                                                      Trustee, Chairman-Chief
                                                      Investment Officer, The
                                                      DFA Investment Trust
                                                      Company.  Chairman and
                                                      Director, Dimensional
                                                      Fund Advisors Ltd.
                                                      Director and Chief
                                                      Investment Officer, DFA
                                                      Australia Ltd.  Director,
                                                      Dimensional Funds PLC.
                                                      Trustee, St. Louis
                                                      University. Life Trustee
                                                      and Member of Investment
                                                      Committee, DePaul
                                                      University. Director, The
                                                      German St. Vincent Orphan
                                                      Home. Member of Investment
                                                      Committee, Archdiocese
                                                      of St. Louis.


(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Information relating to each Director's ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2001 is set forth in the chart below.


                                                                               AGGREGATE DOLLAR RANGE
                                                                               OF SHARES OWNED IN ALL
                NAME                  DOLLAR RANGE OF FUND SHARES OWNED           FUNDS OVERSEEN BY
                                                                                     DIRECTOR IN
                                                                                FAMILY OF INVESTMENT
                                                                                      COMPANIES
----------------------------      ------------------------------------------  ------------------------
DISINTERESTED DIRECTORS:
George M. Constantinides                             None                               None
John P. Gould                                        None                               None
Roger G. Ibbotson                                    None                               None
Myron S. Scholes                        U.S. Micro Cap-$10,001-50,000              $10,001-50,000
Abbie J. Smith                                       None                               None


                                  15

                                                                               AGGREGATE DOLLAR RANGE
                                                                               OF SHARES OWNED IN ALL
                NAME                  DOLLAR RANGE OF FUND SHARES OWNED           FUNDS OVERSEEN BY
                                                                                     DIRECTOR IN
                                                                                FAMILY OF INVESTMENT
                                                                                      COMPANIES
----------------------------      ------------------------------------------  ------------------------
INTERESTED DIRECTORS:

David G. Booth                     DFA One-Year Fixed Income-Over $100,000          Over $100,000
                                  U.S. Micro Cap Portfolio-$50,001-$100,000
                                    DFA Two-Year Global Fixed Income-Over
                                                   $100,000
                                    DFA International Small Cap Value-Over
                                                   $100,000

Rex A. Sinquefield                 Continental Small Company-Over $100,000          Over $100,000
                                    DFA Five-Year Global Fixed Income-Over
                                                    $100,000
                                    DFA Int'l Small Cap Value-Over $100,000
                                          DFA Int'l Value-Over $100,000
                                     Emerging Markets Value-Over $100,000
                                     Japanese Small Company-Over $100,000
                                      U.S. Large Cap Value-Over $100,000
                                       U.S. Large Company-Over $100,000
                                         U.S. Micro Cap-Over $100,000
                                      U.S. Small Cap Value-Over $100,000
                                  United Kingdom Small Company-Over $100,000


     Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2001 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                                                             TOTAL
                                                                          COMPENSATION
                                           AGGREGATE      AGGREGATE        FROM FUNDS
                                         COMPENSATION    COMPENSATION    AND DFA FUND
     DIRECTOR                             FROM DFAIDG      FROM DIG         COMPLEX+
     --------                             -----------      --------         -------
     George M. Constantinides               $22,912         $3,515          $52,500
     John P. Gould                          $22,254         $3,415          $51,000
     Roger G. Ibbotson                      $22,912         $3,515          $52,500
     Myron S. Scholes                       $22,254         $3,415          $51,000
     Abbie J. Smith                         $22,912         $3,515          $52,500


     +The term DFA Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

OFFICERS

     Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").


                                                       TERM
                                                        OF
                                                     OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ --------------------- ---------- ------------------------------------------------------
Arthur H.F. Barlow             Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 11/07/55

Valerie A. Brown               Vice President and      Since    Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary      2001    DFA Entities. Prior to April 2001, legal counsel for
Date of Birth: 1/24/67                                          DFA (since March 2000).  Associate, Jones, Day,
                                                                Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark                Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1996    Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1999    Dimensional Fund Advisors Ltd.  Formerly at Kansas
Date of Birth: 11/29/56                                         State University, Arthur Anderson & Co., Phillips
                                                                Petroleum Co.


                                       16

                                                       TERM
                                                        OF
                                                     OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ --------------------- ---------- ------------------------------------------------------
Robert T. Deere                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1994
Date of Birth: 10/08/57

Robert W. Dintzner             Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth:  3/18/70                                         marketing supervisor and marketing coordinator for
                                                                DFA.

Richard A. Eustice             Vice President and      Since    Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary      1998    DFA Entities, except Dimensional Fund Advisors Ltd.
Date of Birth: 8/05/65

Eugene F. Fama, Jr.            Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1993    Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas              Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 10/28/70                                         Limited.  Prior to December 2001, Portfolio Manager.

Glenn S. Freed                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                         Limited.  Formerly, Professor and Associate Dean of
                                                                the Leventhal School of Accounting (September 1998
                                                                to August 2001) and Academic Director Master of
                                                                Business Taxation Program (June 1996 to August 2001)
                                                                at the University of Southern California Marshall
                                                                School of Business.

Henry F. Gray                  Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2000    Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 9/22/67                                          portfolio manager.

Kamyab Hashemi-Nejad           Vice President,         Since    Vice President, Controller and Assistant Treasurer,
Santa Monica, CA               Controller and           1997    of all the DFA Entities.
Date of Birth: 1/22/61         Assistant Treasurer

Stephen P. Manus               Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1997    Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

Karen E. McGinley              Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1997
Date of Birth: 3/10/66

Catherine L. Newell            Vice President and      Since    Vice President and Secretary of all the DFA
Santa Monica, CA               Secretary                2000    Entities, except DFA Australia Limited for which she
Date of Birth: 5/07/64                                          is Vice President and Assistant Secretary.
                                                                Director, Dimensional Funds PLC.  Vice President and
                                                                Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 10/26/61

Andrew E. Rasmusen             Vice President          Since    Vice President of all the DFA Entities except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth: 1/26/62                                          investment management, client service manager for
                                                                DFA (since October 2000).  Investment manager
                                                                researcher and consultant for InvestorForce, Inc.
                                                                from October 1999 to October 2000 and for William M.
                                                                Mercer Investment Consulting, Inc. from April 1996
                                                                to October 1999.

George L. Sands                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 2/08/56

Michael T. Scardina            Vice President,         Since    Vice President, Chief Financial Officer and
Santa Monica, CA               Chief Financial          1993    Treasurer of all the DFA Entities.  Director,
Date of Birth: 10/12/55        Officer and Treasurer            Dimensional Funds, PLC.

David E. Schneider             Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/26/46                                          Limited.  Prior to 2001 and currently, Regional
                                                                Director of Dimensional Fund Advisors Inc.

John C. Siciliano              Vice President          Since    Vice President of all the DFA Entities.  Director,
Santa Monica, CA                                        2001    Dimensional Funds PLC.  Managing Principal, Payden &
Date of Birth: 8/24/54                                          Rygel Investment Counsel from April 1998 through
                                                                December 2000 and Co-Head, North American Corporate
                                                                Finance for Dresdner Kleinwort Benson N.A. from
                                                                October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*  Executive Vice          Since    Executive Vice President of all the DFA Entities.
Santa Monica, CA               President                1988
Date of Birth: 12/02/46


                                       17

                                                       TERM
                                                        OF
                                                     OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ --------------------- ---------- ------------------------------------------------------
Carl G. Snyder                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2000    Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 6/08/63                                          portfolio manager.

Weston J. Wellington           Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1997    Dimensional Fund Advisors Ltd.
Date of Birth: 3/01/51

Daniel M. Wheeler              Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 3/03/45                                          Limited.  Prior to 2001 and currently, Director of
                                                                Financial Advisors Services of Dimensional Fund
                                                                Advisors Inc.


(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

* Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of the Fund's outstanding stock.

                              SERVICES TO THE FUNDS

ADMINISTRATIVE SERVICES--THE FEEDER PORTFOLIOS AND INTERNATIONAL SMALL COMPANY PORTFOLIO

     The Funds have entered into administration agreements with the Advisor, on behalf of the Feeder Portfolios and International Small Company Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolios and International Small Company Portfolio are obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentages listed below:


U.S. Large Company Portfolio                           0.125%(a)
Enhanced U.S. Large Company Portfolio                  0.15%(b)
U.S. Large Cap Value Portfolio                         0.15%
U.S. Small XM Value Portfolio                          0.30%(a)
U.S. Small Cap Value Portfolio                         0.30%
U.S. Small Cap Portfolio                               0.32%
U.S. Micro Cap Portfolio                               0.40%
DFA International Value Portfolio                      0.20%
International Small Company Portfolio                  0.40%(d)
Japanese Small Company Portfolio                       0.40%(c)
Pacific Rim Small Company Portfolio                    0.40%(c)
United Kingdom Small Company Portfolio                 0.40%(c)
Continental Small Company Portfolio                    0.40%(c)
Emerging Markets Portfolio                             0.40%(a)
Emerging Markets Value Portfolio                       0.40%
Emerging Markets Small Cap Portfolio                   0.45%
DFA One-Year Fixed Income Portfolio                    0.10%
DFA Two-Year Global Fixed Income Portfolio             0.10%


(a) Pursuant to the Expense Waiver and Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each

     Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. The Expense Waiver and Assumption Agreement for each Portfolio will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect unless terminated by DFAIDG or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreements, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to voluntary fee waiver and expense assumption arrangements at identical rates.

(b) Pursuant to the Expense Waiver and Assumption Agreement for the Enhanced U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.45% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement for the Portfolio will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect unless terminated by DFAIDG or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver arrangement at an identical rate.

(c) Pursuant to the Expense Waiver and Assumption Agreement for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These expense waiver and assumption arrangements do not include the indirect expenses the Portfolio bears as a shareholder of its master fund. The Expense Waiver and Assumption Agreement for each Portfolio will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect unless terminated by DFAIDG or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreements, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.

(d) Pursuant to the Expense Waiver and Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This expense waiver and assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. The Expense Waiver and Assumption Agreement for the Portfolio will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect unless terminated by DFAIDG or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.

     For the fiscal years ended November 30, 2001, 2000 and 1999, the Portfolios paid administrative fees to the Advisor as set forth in the following table:


                                                    2001         2000        1999
                                                   (000)        (000)       (000)
                                                    ---          ---         ---
U.S. Large Company Portfolio                       $2,041(1)    $2,302(3)   $1,580(6)
Enhanced U.S. Large Company Portfolio              $  128       $  152(4)   $  118
U.S. Large Cap Value Portfolio                     $1,883       $1,791      $1,760
U.S. Small XM Value Portfolio                      $  214       $   32(5)   N/A
U.S. Small Cap Value Portfolio                     $8,885       $8,459      $7,603
U.S. Small Cap Portfolio                           $2,208       $1,626      $1,111
U.S. Micro Cap Portfolio                           $6,152       $6,469      $5,437
DFA International Value Portfolio                  $1,068       $1,038      $  940


                                       19

                                                    2001         2000        1999
                                                   (000)        (000)       (000)
                                                    ---          ---         ---
International Small Company Portfolio              $1,357       $1,154      $  990
Japanese Small Company Portfolio                   $  363       $  484      $  555
Pacific Rim Small Company Portfolio                $  331       $  451      $  458
United Kingdom Small Company Portfolio             $  198(2)    $  291      $  353
Continental Small Company Portfolio                $  394       $  564      $  716
Emerging Markets Portfolio                         $1,190       $1,385      $1,093
Emerging Markets Value Portfolio                   $  209       $  206      $  121
Emerging Markets Small Cap Portfolio               $   54       $   61      $   42
DFA One-Year Fixed Income Portfolio                $  720       $  702      $  779
DFA Two-Year Global Fixed Income Portfolio         $  529       $  518      $  476


(1) $ 618 after waiver
(2) $ 174 after waiver
(3) $ 534 after waiver
(4) $ 150 after waiver
(5) $   0 after waiver
(6) $ 372 after waiver

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth in the following table:

DFA REAL ESTATE SECURITIES PORTFOLIO

     .10% of the first $200 million of net assets
     .075% of the next $200 million of net assets
     .05% of the next $200 million of net assets
     .03% of the next $200 million of net assets
     .02% of net assets over $800 million

The DFA Real Estate Securities Portfolio is subject to a $4,900 per month minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

LARGE CAP INTERNATIONAL PORTFOLIO
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CHARGES FOR EACH PORTFOLIO:

     .1230% of the first $300 million of net assets
     .0615% of the next $300 million of net assets
     .0410% of the next $250 million of net assets
     .0205% of the net assets over $850 million

The Large Cap International Portfolio and the DFA International Small Cap Value Portfolio are each subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for these Portfolios from time to time.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CHARGES FOR EACH PORTFOLIO:
     .0513% of the first $100 million of net assets
     .0308% of the next $100 million of net assets
     .0205% of net assets over $200 million

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
     .1230% of the first $150 million of net assets
     .0820% of the next $150 million of net assets
     .0615% of the next $300 million of net assets
     .0410% of the next $250 million of net assets
     .0205% of net assets over $850 million

The DFA Five-Year Global Fixed Income Portfolio is subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

ENHANCED U.S. LARGE COMPANY PORTFOLIO
U.S. LARGE CAP VALUE PORTFOLIO
U.S. SMALL XM VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO
U.S. SMALL CAP PORTFOLIO
U.S. MICRO CAP PORTFOLIO
DFA INTERNATIONAL VALUE PORTFOLIO
EMERGING MARKETS VALUE PORTFOLIO
ONE-YEAR FIXED INCOME PORTFOLIO
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

The above portfolios are feeder portfolios that invest in Master Funds that are taxed as corporations. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

U.S. LARGE COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO
PACIFIC RIM SMALL COMPANY PORTFOLIO
UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINENTAL SMALL COMPANY PORTFOLIO
EMERGING MARKETS PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO

These feeders invest in Master Funds taxed as partnerships. PFPC's charges are allocated among the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. Additionally, the U.S. Large Company Portfolio also pays a fee at the rate of .015% per year of net assets with a minimum fee of $52,000 per year. There is also a separate transfer agency fee paid by the U.S. Large Company Portfolio of .0025% of net assets per year with a minimum fee of $15,000 per year.

INTERNATIONAL SMALL COMPANY PORTFOLIO
     $2,000 per month (includes custodian fees)

CUSTODIANS

     Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the following Portfolios and Master Funds: DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Value Series, the Japanese Small Company Series, the Pacific Rim Small Company Series, the United Kingdom Small Company Series, the Continental Small Company Series, DFA Two-Year Global Fixed Income Series, the Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund Inc. and Enhanced U.S. Large Company Series (co-custodian with PFPC Trust Co.). PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Feeder Portfolios and the other Master Funds.

DISTRIBUTOR

     Each Fund acts as distributor of each series of its own shares of stock. Each Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Funds to DFA Securities Inc. under these agreements.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP are the independent certified public accountants to the Funds and audit the annual financial statements of the Funds. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund). For the fiscal years ended November 30, 2001, 2000 and 1999, the Portfolios (or their corresponding Master Funds) paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:


                                                          2001        2000         1999
                                                          (000)      (000)        (000)
                                                          -----      -----        -----
U.S. Large Company Portfolio (a)                         $  745     $  805       $  558
Enhanced U.S. Large Company Portfolio                    $   42     $   51       $   40
U.S. Large Cap Value Portfolio (a)                       $1,732     $1,737       $1,831
U.S. Small XM Value Portfolio (a)                        $  862     $  652       $  291
U.S. Small Cap Value Portfolio (a)                       $6,132     $5,798       $5,217
U.S. Small Cap Portfolio (a)                             $  266     $  219       $  167
U.S. Micro Cap Portfolio                                 $1,538     $1,618       $1,361
DFA Real Estate Securities Portfolio                     $  737     $  532       $  352
Large Cap International Portfolio                        $  920     $  869       $  442
DFA International Value Portfolio (a)                    $2,801     $3,237       $3,481
International Small Company Portfolio (b)                $  662     $  736       $  768
Japanese Small Company Portfolio                         $  206     $  196       $  201
Pacific Rim Small Company Portfolio                      $  131     $  162       $  162
United Kingdom Small Company Portfolio                   $  104     $  126       $  135
Continental Small Company Portfolio                      $  221     $  252       $  270
DFA International Small Cap Value Portfolio              $3,240     $3,208       $3,257
Emerging Markets Portfolio (a)                           $  308     $  359       $  284
Emerging Markets Value Portfolio (c)                     $  284     $  372       $  286
Emerging Markets Small Cap Portfolio                     $   64     $   84       $   62
DFA One-Year Fixed Income Portfolio (a)                  $  373     $  407       $  444
DFA Two-Year Global Fixed Income Portfolio               $  265     $  259       $  238
DFA Five-Year Government Portfolio                       $  452     $  433       $  424
DFA Five-Year Global Fixed Income Portfolio              $1,422     $1,227       $1,083
DFA Intermediate Government Fixed Income Portfolio       $  298     $  271       $  304

(a) The Master Fund has more than one Feeder Portfolio; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

(b) Each of the four International Master Funds in which the Portfolio invests its assets has more than one Feeder Portfolio (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees paid by each International Master Fund to the Advisor.

(c) Prior to April 2, 1998 Dimensional Emerging Markets Value Fund Inc. had an investment management agreement with the Advisor.

     In approving the continuation of the advisory agreement (and sub-advisory agreement, if applicable) for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a "Board"), including those Directors or Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds, Trust, Dimensional Emerging Markets Value Fund Inc. or the Advisor (the "Disinterested Board Members"), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor (or the sub-advisor) to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor (or the sub-advisor, as applicable) for a Portfolio or Master Fund, the Board reviewed the scope, depth and experience of the Advisor's (or the sub-advisor's) organization and the investment professionals currently providing management services to the Portfolio or Master Fund. The Board evaluated the Advisor's (or the sub-advisor's) portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by each Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor (and the fees paid to the sub-advisor, if applicable) in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates, including, if applicable, the sub-advisor) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor's (and, if applicable, the sub-advisor's) operations, financial condition, and financial results in managing each Portfolio or Master Fund. The Board noted, among other things, that each Portfolio's or Master Fund's management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board concluded that the management fees of each Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement (or, as applicable, the sub-advisory agreement) for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

                               GENERAL INFORMATION

     DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio; Pacific Rim Small Company Portfolio was named Asia-Australia Small Company Portfolio; U.S. Large Cap Value Portfolio was named U.S. Large Cap High Book to Market Portfolio; U.S. Small Cap Value Portfolio was named U.S. Small Cap High Book to Market Portfolio; U.S. Micro Cap Portfolio was named The Small Company Shares; DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares; and Continental Small Company Portfolio was named The Continental European Portfolio. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. From September 1995 until August 1997, the U.S. Small Cap Value Portfolio was named the U.S. Small Cap Value Portfolio and from August 1997 to April 1, 2001, it was known as the U.S. 6-10 Value Portfolio. From September 1995 until April 1, 2001, the U.S. Micro Cap Portfolio was known as the U.S. 9-10 Small Company Portfolio. Until April 1, 2001, the U.S. Small XM Value Portfolio was known as the U.S. 4-10 Value Portfolio and the U.S. Small Cap Portfolio was known as the U.S. 6-10 Small Company Portfolio.

     DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund approved its conversion from a closed-end management investment company to an open-end management investment company.

                                 CODES OF ETHICS

     The Funds, the Trust and the Dimensional Emerging Markets Value Fund Inc. have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. In addition, the Advisor has adopted a revised a Code of Ethics. The Codes are designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders with respect to any personal trading of securities. Under the Codes, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Codes also contain certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. Each Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Funds, the latter being audited at least once each year.

     Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of February 28, 2002, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:


THE U.S. LARGE COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*                                  78.61%
     101 Montgomery Street
     San Francisco, CA  94104

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               60.42%

     Misericordia Home Endowment
     6300 N. Drive Avenue
     Chicago, IL 60660                                                17.26%

     National Investor Services Corp.*
     55 Water Street
     New York, NY  10041                                               6.85%

U.S. LARGE CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               66.74%


U.S. SMALL XM VALUE PORTFOLIO

     Mac & Co.*
     P.O. Box 3198
     Pittsburgh, PA  15230                                            29.36%

     FTC & Co.*
     P.O. Box 173736
     Denver, CO  80217                                                13.64%

     Charles Schwab & Company, Inc.*(1)                               12.97%

     Hendrix College
     1600 Washington Avenue
     Conway, AZ  72032                                                12.02%

     Central New York Community Foundation Inc.
     500 S. Salina Street, Suite 428
     Syracuse, NY  13202                                               5.84%

     St. Vincent's Medical Center Foundation Inc.
     2800 Main Street
     Brideport, CT 06606                                               5.61%

     Community Foundation of Herkimer & Oneida Counties Inc.
     270 Genesee Street
     Utica, NY  13502                                                  5.22%


U.S. SMALL CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               31.50%

     Mac & Co. *(1)                                                    6.76%

     Ontario Municipal Employees Retirement Board
     One University Avenue
     Toronto, Ontario, HSI, Canada                                     5.04%

THE U.S. SMALL CAP PORTFOLIO

     Siemens Corporation
     1301 Avenue of the Americas
     New York, NY  10019                                              26.20%

     Charles Schwab & Company, Inc.*(1)                               19.89%

     Mac & Co.*(1)                                                    10.03%

     Salvation Army-ETHQ
     440 W. Nyack Road
     West Nyack, NY 10994                                              5.29%

THE U.S. MICRO CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               35.48%

     National Electrical Benefit Fund
     1125 15th Street NW
     Washington, DC 20005                                              8.82%

     PepsiCo Inc. Master Trust
     The Northern Trust Company Trustee
     Chicago, IL 60675                                                 8.47%

DFA REAL ESTATE SECURITIES PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               77.59%

     National Investors Services Corp.*(1)                             7.59%

THE LARGE CAP INTERNATIONAL PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               69.64%

     National Investor Services Corp.*(1)                              6.54%

DFA INTERNATIONAL VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               54.77%

     AFP Provida
     Pedro de Valdivia 100
     Providencia, Chile                                               18.76%

     National Investor Services Corp.*(1)                              5.26%

INTERNATIONAL SMALL COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               77.33%

     State Street Bank & Trust Co. As Custodian For
     SA International Small Company Fund
     P.O. Box 1713
     Boston, MA  02105                                                 7.15%

THE JAPANESE SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust
     1155 Peachtree Street, N.E.
     Atlanta, GA 30367                                                69.59%

     Charles Schwab & Company, Inc.*(1)                               16.35%

     California Institute of Technology
     Mail Code 212-31
     Pasadena, CA  91125                                               5.84%


PACIFIC RIM SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust(1)                    79.99%

     Charles Schwab & Company, Inc.*(1)                               12.38%

THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust(1)                    61.61%

     Charles Schwab & Company, Inc.*(1)                               25.11%

     California Institute of Technology(1)                             5.71%

THE CONTINENTAL SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust(1)                    66.10%

     Charles Schwab & Company, Inc.*(1)                               21.32%

     California Institute of Technology(1)                             6.46%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               65.76%

     BellSouth Corporation Master Pension Trust(1)                    10.41%

     Trust Company of America*
     P.O. Box 6503
     Englewood, CO  80155                                              8.18%


EMERGING MARKETS PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               61.95%

     California Institute of Technology(1)                             5.81%

     Trust Company of America*(1)                                      5.31%


EMERGING MARKETS VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               84.12%

EMERGING MARKETS SMALL CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               75.02%

     National Investor Services Corp.*(1)                             10.13%


THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               54.24%

     Furniture Brands
     101 South Hanley Road
     St. Louis, MO  63105                                              5.20%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               86.42%

THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               71.52%

     Trust Company of America*(1)                                      8.46%

     National Investor Services Corp.*(1)                              5.42%

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               80.86%

     National Investor Services Corp.*(1)                              5.37%

THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                               83.44%

     People's Energy Corporation Pension Trust
     130 E. Randolph Drive
     Chicago, IL  60601                                               12.97%

-------------------------------------------------

* Owner of record only.
(1) See address for shareholder previously noted above in list.

     Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.


                               PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

     The Tokyo Stock Exchange ("TSE") is closed on the following days in 2002:
January 1, 2, 3 and 14, February 11, March 21, April 29, May 3, 4 and 6, July 20, September 16 and 23, October 14, November 4 and 23, December 23 and 31. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading. The London Stock Exchange ("LSE") is closed on the following days in 2002: January 1, March 29, April 1, May 6, June 3 and 4, August 26, December 25 and 26. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. The foreign securities exchanges on which The Continental Small Company Series' portfolio securities are principally traded are all closed on December 26, 2002.

     The Japanese Small Company Portfolio is closed on days that the TSE is closed. The United Kingdom Small Company Portfolio is closed on days that the LSE is closed. The Continental Small Company Portfolio is closed on December 26, 2002. Purchase and redemption orders for shares of such Portfolios will not be accepted on those days.

     The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

     Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. Different tax rules may apply because, for federal income tax purposes, certain Portfolios invest their assets in Master Funds organized as corporations for federal income tax purposes, and other Portfolios invest their assets in Master Funds organized as partnerships. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     Each Portfolio receives or derives income generally in the form of dividends and/or interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a non-exempt shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

     Each Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. With respect to Master Funds organized as corporations for federal income tax purposes, distributions from each Master Fund's net short-term capital gain will be taxable to a Portfolio, and in turn, to its shareholders, as ordinary income, and distributions from the Master Fund's net long-term capital gain will be taxable to a Portfolio, and in turn, to its shareholders, as long-term capital gain. With respect to Master Funds organized as partnerships, income derived from net short-term capital gain of each Master Fund will be taxable to a Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to a Portfolio and its shareholders (when distributed), as long-term capital gain, regardless of how long shares of the Portfolio have been held. Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to eliminate federal excise or income taxes on the Portfolio.

     Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from the sale of securities held for more than five years may be subject to a reduced rate of tax.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

        The Code requires a Portfolio to
distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to 100% of undistributed amounts from the prior year) to shareholders by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case the shareholder must treat them as received in December) but does not guarantee that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by a Master Fund (and by a non-Feeder Portfolio). Similarly, foreign exchange loss realized on the sale of debt securities by a Master Fund (and by a non-Feeder Portfolio) generally is treated as ordinary loss. This gain when distributed will be taxable to the Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio) as ordinary income, and any loss will reduce a Master Fund's (or a Portfolio's, in the case of a non-Feeder Portfolio) ordinary income otherwise available for distribution to the Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio). This treatment could increase or decrease a Master Fund's (or a Portfolio's, in the case of a non-Feeder Portfolio) ordinary income distributions to a Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio) and, in turn, to a shareholder, and may cause some or all of the Master Fund's (or a Portfolio's, in the case of a non-Feeder Portfolio) previously distributed income to be classified as a return of capital to the Feeder Fund (shareholders, in the case of a non-Feeder Portfolio).

DIVIDENDS-RECEIVED DEDUCTION

     For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Portfolios may qualify for the dividends-received deduction. A shareholder may be allowed to deduct these qualified dividends, thereby reducing the tax that would otherwise be required to be paid. The dividends-received deduction is available only with respect to dividends designated by a Portfolio as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in a shareholder's calculation of alternative minimum taxable income.

LIMITATION ON DEDUCTIBILITY OF LOSSES

     Losses incurred on the sale of securities by a Master Fund organized as a partnership to another Master Fund organized as a partnership may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by a Master Fund organized as a corporation (a "Corporate Master Fund") to another Corporate Master Fund, five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by DFA International Value Portfolio IV or U.S. Large Cap Value Portfolio III to another Corporate Master Fund, only shareholders that own 5% or more of the shares of a Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

REDEMPTION OF PORTFOLIO SHARES

     For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year

2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

     Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.


U.S. GOVERNMENT OBLIGATIONS

     To the extent a Master Fund is organized as a partnership and invests in certain U.S. government obligations, dividends paid by a Portfolio to shareholders that are derived from interest on these obligations should be exempt from state or local personal income tax, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. To the extent a Master Fund is organized as a corporation and invests in these U.S. Government obligations, dividends paid to shareholders that are derived from interest on these obligations will not be exempt from state and local personal income tax by virtue of the federal income tax status of these Master Funds as corporations. States also grant tax-free status to dividends paid to shareholders of non-Feeder Portfolios from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

COMPLEX SECURITIES

     A Master Fund or a non-Feeder Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund or a non-Feeder Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio's or Master Fund's ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of the Master Fund's or Portfolio's foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

     The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                         CALCULATION OF PERFORMANCE DATA

     The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return, which include deductions of any applicable reimbursement fees in effect during the period, are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Funds' annual reports to shareholders for the fiscal year ended November 30, 2001, contain additional performance information. Copies of the annual reports are available upon request and without charge.

     With respect to the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio. Inasmuch as DFA Five-Year Global Fixed Income Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio's investment performance in relation to fluctuations in currency exchange rates will be minimized.

     Quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended December 31, 2001 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the Commission, which is net of the cost of any reimbursement fees charged to investors and paid to the Portfolios. Reimbursement fees of 1%, 1.5% and 1.5% were in effect from the inception of the Japanese, United Kingdom and Continental Small Company Portfolios, respectively, until June 30, 1995. A reimbursement fee of 1% was in effect from the inception of DFA International Small Cap Value Portfolio until June 30, 1995. Effective June 30, 1995, the amount of the reimbursement fee was reduced with respect to Continental Small Company, Pacific Rim Small Company, Japanese Small Company, Emerging Markets and DFA International Small Cap Value Portfolios, and eliminated with respect to the United Kingdom Small Company Portfolio. Until March 30, 2002, the reimbursement fee for each Portfolio, expressed as a percentage of the net asset value of the shares of the Portfolios, was as follows: Continental Small Company, Pacific Rim Small Company and Emerging Markets Small Cap Portfolios- 1.00%; Japanese Small Company and Emerging Markets Portfolios- .50%; DFA International Small Cap Value Portfolio- .675%; and International Small Company Portfolio- .675%. No reimbursement fee is currently in effect for any Portfolio.

     A reimbursement fee of 0.75% was charged to investors in the Large Cap International Portfolio from the date of its inception until March 5, 1992. In addition, for those Portfolios in effect for less than one, five, or ten years, the time periods during which the Portfolios have been active have been substituted for the periods stated (which in no case extends prior to the effective dates of the Portfolios' registration statements). However, for purposes of calculating the performance of a Feeder Portfolio, the performance of the corresponding Master Fund may be utilized for the period prior to when the Feeder Portfolio commenced operations, and, if applicable, restated to reflect the Feeder Portfolio's fees and expenses.

     As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

                  n
          P(1 + T)  = ERV
     where:

          P =   a hypothetical initial payment of $1,000
          T =   average annual total return
          n =   number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance used by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.


                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the independent certified public accountants to each of the Funds. PricewaterhouseCoopers LLP audits the Funds' annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended November 30, 2001, as set forth in each Fund's annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

     The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund Inc. for the fiscal year ended November 30, 2001, as set forth in the Trust's and Dimensional Emerging Markets Value Fund Inc.'s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

     A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 30, 2002

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company that offers thirty-nine series of shares. This statement of additional information ("SAI") relates to five series of the Fund (individually, a "Portfolio" and collectively, the "Portfolios"):

                           DOMESTIC EQUITY PORTFOLIOS

Tax-Managed U.S. Marketwide Value Portfolio (FEEDER)    Tax-Managed U.S. Equity Portfolio (FEEDER)

Tax-Managed U.S. Small Cap Value Portfolio              Tax-Managed U.S. Small Cap Portfolio


                         INTERNATIONAL EQUITY PORTFOLIO

                  Tax-Managed DFA International Value Portfolio

     This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated March 30, 2002, as amended from time to time. The audited financial statements and financial highlights of the Portfolios (as applicable) are incorporated by reference from the Fund's annual report to shareholders. The prospectus and the annual report can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES                                       3

BROKERAGE COMMISSIONS                                                        3

INVESTMENT LIMITATIONS                                                       5

FUTURES CONTRACTS                                                            6

CASH MANAGEMENT PRACTICES                                                    7

CONVERTIBLE DEBENTURES                                                       7

DIRECTORS AND OFFICERS                                                       8

SERVICES TO THE FUND                                                        12

ADVISORY FEES                                                               14

GENERAL INFORMATION                                                         15

CODE OF ETHICS                                                              13

SHAREHOLDER RIGHTS                                                          15

PRINCIPAL HOLDERS OF SECURITIES                                             16

PURCHASE OF SHARES                                                          17

REDEMPTION AND TRANSFER OF SHARES                                           17

TAXATION OF THE PORTFOLIOS                                                  17

CALCULATION OF PERFORMANCE DATA                                             20

FINANCIAL STATEMENTS                                                        23

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The Portfolios that are identified as "Feeders" (the "Feeder Portfolios") on the cover page of this SAI seek to achieve their investment objectives by investing all of their investable assets in corresponding series of The DFA Investment Trust Company (the "Trust"). The series of the Trust are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each of the Master Funds, and provides administrative services to the Feeder Portfolios. Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the prospectus.

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and the Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

     Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

     Because the structure of the Portfolios and Master Funds is based on the relative market capitalizations of eligible holdings, it is possible that a Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

     The Tax-Managed U.S. Marketwide Value Portfolio (and its Master Fund), Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio began operations in December 1998. The Tax-Managed DFA International Value Portfolio began operations on April 16, 1999. The Tax-Managed U.S. Equity Portfolio (and its Master Fund) commenced operations on September 25, 2001.

     Prior to April 1, 2001, the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio were known as the Tax-Managed U.S. 5-10 Value Portfolio and the Tax-Managed U.S. 6-10 Small Company Portfolio, respectively. Prior to September 24, 2001, the Tax-Managed U.S. Equity Portfolio was known as the Tax-Managed U.S. Marketwide Portfolio.

                              BROKERAGE COMMISSIONS

     The following table depicts brokerage commissions paid by the designated Portfolios for the period from inception through the fiscal year ended November 30, 1999, and for the fiscal years ended November 30, 2000 and 2001. For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, the amounts include commissions paid by their Master Funds.


                                                                                                          INCEPTION THROUGH
                                                            FISCAL YEAR ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                                              NOVEMBER 30,           NOVEMBER 30,           NOVEMBER 30,
                                                                  2001                   2000                   1999
Tax-Managed U.S. Marketwide Value Portfolio                     $1,096,561            $ 958,322              $ 321,580
Tax-Managed U.S. Small Cap Value Portfolio                       1,620,053            1,974,487              1,213,125
Tax-Managed U.S. Small Cap Portfolio                               561,356              478,031                157,987
Tax-Managed DFA International Value Portfolio                      282,301               92,606                 48,670
Tax-Managed U.S. Equity Portfolio                                   57,108                    0                      0

TOTAL                                                           $3,617,379           $3,503,446             $1,741,362
                                                                 ---------            ---------              ---------

     Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to the Feeder Portfolios, the discussion applies to the Master Funds in which the Feeder Portfolios invest all of their assets.

     Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner, which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers, which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

     The OTC companies eligible for purchase by each Portfolio or Master Fund, other than the Tax-Managed DFA International Value Portfolio, may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

     ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio or Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds and Portfolios can effect transactions at the best available prices.

     For the fiscal year ended November 30, 2001, the Portfolios or, in the case of the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Fund, their Master Funds, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:


                                                                                    VALUE OF
                                                                                   SECURITIES          BROKERAGE
                                                                                  TRANSACTIONS        COMMISSIONS
                                                                                 --------------      -------------
Tax-Managed U.S. Marketwide Value Portfolio                                        $106,429,347           $244,747
Tax-Managed U.S. Small Cap Value Portfolio                                          $60,429,276           $278,258
Tax-Managed U.S. Small Cap Portfolio                                                $16,494,186            $57,282
Tax-Managed DFA International Value Portfolio                                       $41,682,458            $70,826
Tax-Managed U.S. Equity Portfolio                                                       $18,243               $132
                                                                                   ------------           --------
TOTAL                                                                              $225,053,510           $651,245

     The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

     The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio do not incur any brokerage or other costs in connection with their purchases or redemptions of shares of their respective Master Funds.

                             INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations, which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

     The Portfolios will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies, which deal in real estate, and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

          (4) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets and pledge not more than 33% of such assets to secure such loans;

          (5) engage in the business of underwriting securities issued by others;

          (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

          (7)  purchase securities on margin; or

          (8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

     The investment limitations described in (3) and (6) above do not prohibit a Feeder Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as its corresponding Master Fund. The investment limitations of the Master Funds are the same as those of the Feeder Portfolios.

     The investment limitations described in (1) and (7) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of their Master Funds, the Feeder Portfolios do not intend to lend those shares.

     Although not a fundamental policy subject to shareholder approval: (1) the Tax-Managed U.S. Small Cap Portfolio does not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     The Tax-Managed DFA International Value Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each of the Portfolios has retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolios and the Master Funds own, and does not include assets which the Portfolios and the Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to the Portfolios' and Master Funds' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets. All Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. The Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements, which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, none of the Portfolios nor the Master Funds will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into;

provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Portfolio or Master Fund may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange, which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     All Portfolios and the Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

     All the Portfolios and the Master Funds may invest cash in short-term repurchase agreements and in shares of unaffiliated money market funds. In addition, the following cash investments are permissible:

                                                                                             PERCENTAGE
         PORTFOLIOS AND MASTER FUND                   PERMISSIBLE CASH INVESTMENT            GUIDELINES*
---------------------------------------------- ------------------------------------------- --------------
Tax Managed U.S. Small Cap Portfolio           No limitations**                                 20%
Tax-Managed U.S. Equity Portfolio and Master
Fund

Tax-Managed U.S. Value Portfolios and Master   High quality, highly liquid fixed income
Fund                                           securities such as money market
                                               instruments; index futures contracts and
                                               options thereon**                                20%

Tax-Managed DFA International Value Portfolio  Fixed income obligations such as money market instruments; index futures
                                               contracts and options thereon**                  20%

     *The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

     **To the extent that such Master Funds and Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

                             CONVERTIBLE DEBENTURES

     The Tax-Managed DFA International Value Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Portfolio is permitted to invest.

Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities, which are consistent with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

DIRECTORS

     The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

     Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were two Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2001.

     Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director's experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

DISINTERESTED DIRECTORS


                                TERM OF
                                OFFICE(1)
                                  AND                                                 PORTFOLIOS
                                LENGTH                                              WITHIN THE DFA  OTHER DIRECTORSHIPS
   NAME, AGE AND                   OF       PRINCIPAL OCCUPATION DURING PAST 5     FUND COMPLEX(2)  OF PUBLIC COMPANIES
      ADDRESS         POSITION  SERVICE                    YEARS                       OVERSEEN             HELD
--------------------- --------- ----------- -------------------------------------- --------------- ---------------------
George M.             Director   Since      Leo Melamed Professor of Finance,      87 Portfolios
Constantinides                    1983      Graduate School of Business,           in 4 investment
1101 E. 58th Street                         University of Chicago.                 companies
Chicago, IL 60637
Date of Birth:
9/22/47

John P. Gould         Director   Since      Steven G. Rothmeier Distinguished      87 Portfolios   Trustee, Harbor
1101 E. 58th Street               1986      Service Professor of Economics,        in 4 investment Fund (registered
Chicago, IL 60637                           Graduate School of Business,           companies       investment company)
Date of Birth:                              University of Chicago.  Principal                      (13 Portfolios).
1/19/39                                     and Executive Vice President,
                                            Lexecon Inc. (economics, law,
                                            strategy and finance consulting).
                                            Formerly, President, Cardean
                                            University (division of UNext.com).
                                            Member of the Boards of Milwaukee
                                            Mutual Insurance Company and
                                            UNext.com.  Formerly, Trustee, First
                                            Prairie Funds (registered investment
                                            company).


                                       8

                                TERM OF
                                OFFICE(1)                                             PORTFOLIOS
                                  AND                                               WITHIN THE DFA
                                LENGTH                                             FUND COMPLEX(2) OTHER DIRECTORSHIPS
   NAME, AGE AND                   OF       PRINCIPAL OCCUPATION DURING PAST 5         OVERSEEN    OF PUBLIC COMPANIES
      ADDRESS         POSITION  SERVICE                    YEARS                                           HELD
--------------------- --------- ----------- -------------------------------------- --------------- ---------------------
Roger G. Ibbotson     Director   Since      Professor in Practice of Finance,      87 Portfolios
Yale School of                    1981      Yale School of Management.             in 4 investment
Management                                  Director, BIRR Portfolio Analysis,     companies
P.O.Box 208200                              Inc. (software products).  Chairman,
New Haven, CT                               Ibbotson Associates, Inc., Chicago,
06520-8200                                  IL (software, data, publishing and
Date of Birth:                              consulting).  Partner, Zebra Capital
5/27/43                                     Management, LLC (hedge fund
                                            manager).   Formerly, Director,
                                            Hospital Fund, Inc. (investment
                                            management services).

Myron S. Scholes      Director   Since      Frank E. Buck Professor Emeritus of    87 Portfolios   Director, American
Oak Hill Capital                  1981      Finance, Stanford University.          in 4 investment Century Fund
Management, Inc.                            Partner, Oak Hill Capital              companies       Complex (registered
2775 Sand Hill Road                         Management.  Chairman, Oak Hill                        investment
Suite 220                                   Platinum Partners.  Director,                          companies) (38
Menlo Park, CA                              Financial Engines.  Director,                          Portfolios).
94025                                       Chicago Mercantile Exchange.
Date of Birth:                              Consultant, Arbor Investors.
7/01/41                                     Formerly, Director, Smith Breeden
                                            Family of Funds and Partner,
                                            Long-Term Capital Management.

Abbie J. Smith        Director   Since      Marvin Bower Fellow, Harvard           87 Portfolios   Director, HON
425 Morgan Hall                   2000      Business School (9/01 to 8/02).        in 4 investment Industries Inc.
Soldiers Field,                             Boris and Irene Stern Professor of     companies       (office furniture).
Boston, MA 02163                            Accounting, Graduate School of
Date of Birth:                              Business, University of Chicago.
4/30/53


INTERESTED DIRECTORS

         The following Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.


                                TERM OF
                                OFFICE(1)
                                  AND                                                PORTFOLIOS
                                LENGTH                                             WITHIN THE DFA  OTHER DIRECTORSHIPS
   NAME, AGE AND                   OF       PRINCIPAL OCCUPATION DURING PAST 5    FUND COMPLEX(2)  OF PUBLIC COMPANIES
      ADDRESS         POSITION  SERVICE                    YEARS                      OVERSEEN             HELD
--------------------- --------- --------- --------------------------------------  ---------------- ---------------------
David G. Booth       Director,   Since    President, Chairman-Chief Executive     87               Director, Assante
1299 Ocean Avenue    President    1981    Officer and Director of the following   Portfolios       Corporation
Santa Monica, CA     and                  companies: Dimensional Fund Advisors    in 4             (investment
90401                Chairman             Inc., DFA Securities Inc., DFA          investment       management).
Date of Birth:       - Chief              Australia Limited, Dimensional          companies
12/02/46             Executive            Investment Group Inc. and Dimensional
                     Officer              Emerging Markets Value Fund Inc.
                                          Trustee, President and Chairman-Chief
                                          Executive Officer of The DFA
                                          Investment Trust Company. President,
                                          Dimensional Fund Advisors Ltd.
                                          Director, Dimensional Funds PLC.
                                          Limited Partner, Oak Hill Partners.
                                          Formerly, Director, SA Funds
                                          (registered investment company).


Rex A. Sinquefield*  Director,   Since    Chairman-Chief Investment Officer and   87
1299 Ocean Avenue    Chairman-    1981    Director, Dimensional Fund Advisors     Portfolios
Santa Monica, CA     Chief                Inc., DFA Securities Inc.,              in 4
90401                Investment           Dimensional Investment Group Inc. and   investment
Date of Birth:       Officer              Dimensional Emerging Markets Value      companies
9/07/44                                   Fund Inc.  Trustee, Chairman-Chief
                                          Investment Officer, The DFA
                                          Investment Trust Company. Chairman
                                          and Director, Dimensional Fund
                                          Advisors Ltd., and Director and Chief
                                          Investment Officer, DFA Australia
                                          Ltd.  Director, Dimensional Funds
                                          PLC.  Trustee, St. Louis University.
                                          Life Trustee and Member of Investment
                                          Committee, DePaul University. Director,
                                          The German St. Vincent Orphan Home.
                                          Member of Investment Committee,
                                          Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

* Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Information relating to each Director's ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2001 is set forth in the chart below.


                                                                           AGGREGATE DOLLAR RANGE OF SHARES
                                                                       OWNED IN ALL FUNDS OVERSEEN BY DIRECTOR
               NAME                 DOLLAR RANGE OF FUND SHARES OWNED     IN FAMILY OF INVESTMENT COMPANIES
     ----------------------------- ----------------------------------- ---------------------------------------
     DISINTERESTED DIRECTORS:

     George M. Constantinides                     None                                None
     John P. Gould                                None                                None
     Roger G. Ibbotson                            None                                None
     Myron S. Scholes                             None                           $10,001-$50,000
     Abbie J. Smith                               None                                None

     INTERESTED DIRECTORS:

     David G. Booth                Tax-Managed  U.S. Small Cap Value - Over        Over $100,000
                                                $100,000

     Rex A. Sinquefield            Tax-Managed  U.S. Marketwide Value - Over       Over $100,000
                                                $100,000
                                   Tax-Managed  U.S. Small Cap Value - Over
                                                $100,000


     Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2001 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                          AGGREGATE          TOTAL COMPENSATION
                                        COMPENSATION             FROM FUND
     DIRECTOR                           FROM THE FUND      AND DFA FUND COMPLEX+
     --------                           -------------            --------
     George M. Constantinides              $22,912                $52,500
     John P. Gould                         $22,254                $51,000
     Roger G. Ibbotson                     $22,912                $52,500
     Myron S. Scholes                      $22,254                $51,000
     Abbie J. Smith                        $22,912                $52,500


     +The term DFA Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

OFFICERS

     Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").


                                                      TERM OF
                                                      OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
Arthur H.F. Barlow             Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 11/07/55


                                       10

                                                      TERM OF
                                                      OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
Valerie A. Brown               Vice President and      Since    Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary      2001    DFA Entities.  Prior to April 2001, legal counsel for
Date of Birth: 1/24/67                                          DFA (since March 2000). Associate, Jones, Day,
                                                                Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark                Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1996    Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1999    Dimensional Fund Advisors Ltd. Formerly at Kansas
Date of Birth: 11/29/56                                         State University, Arthur Anderson & Co., Phillips
                                                                Petroleum Co.

Robert T. Deere                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1994
Date of Birth: 10/08/57

Robert W. Dintzner             Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. Prior to April 2001,
Date of Birth: 3/18/70                                          marketing supervisor and marketing coordinator for
                                                                DFA.

Richard A. Eustice             Vice President and      Since    Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary      1998    DFA Entities, except Dimensional Fund Advisors Ltd.
Date of Birth: 8/05/65

Eugene F. Fama, Jr.            Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1993    Dimensional Fund Advisors Ltd.
Date of Birth:1/21/61

Robert M. Fezekas              Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth:10/28/70                                          Limited.  Prior to December 2001, Portfolio Manager.

Glenn S. Freed                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                         Limited.  Formerly, Professor and Associate Dean of
                                                                the Leventhal School of Accounting (September 1998
                                                                to August 2001) and Academic Director Master of
                                                                Business Taxation Program (June 1996 to August
                                                                2001) at the University of Southern California
                                                                Marshall School of Business.

Henry F. Gray                  Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2000    Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth:9/22/67                                           portfolio manager.

Kamyab Hashemi-Nejad           Vice President,         Since    Vice President, Controller and Assistant Treasurer,
Santa Monica, CA               Controller and           1997    of all the DFA Entities.
Date of Birth: 1/22/61         Assistant Treasurer

Stephen P. Manus               Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1997    Dimensional Fund Advisors Ltd.

Karen E. McGinley              Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1997
Date of Birth:  3/10/66

Catherine L. Newell            Vice President and      Since    Vice President and Secretary of all the DFA
Santa Monica, CA               Secretary                2000    Entities, except DFA Australia Limited for which she
Date of Birth:  5/07/64                                         is Vice President and Assistant Secretary.
                                                                Director, Dimensional Fund PLC.  Vice President and
                                                                Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 10/26/61

Andrew E. Rasmusen             Vice President          Since    Vice President of all the DFA Entities except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth: 1/26/62                                          investment management, client service manager for
                                                                DFA (since October 2000).  Investment manager
                                                                researcher and consultant for InvestorForce, Inc.
                                                                from October 1999 to October 2000 and for William M.
                                                                Mercer Investment Consulting, Inc. from April 1996
                                                                to October 1999.

George L. Sands                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 2/08/56

Michael T. Scardina            Vice President,         Since    Vice President, Chief Financial Officer and
Santa Monica, CA               Chief Financial          1993    Treasurer of all the DFA Entities.  Director,
Date of Birth: 10/12/55        Officer and Treasurer            Dimensional Funds PLC.


                                       11

                                                      TERM OF
                                                      OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
David E. Schneider             Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/26/46                                          Limited.  Prior to 2001 and currently, Regional
                                                                Director of Dimensional Fund Advisors Inc.

John C. Siciliano              Vice President          Since    Vice President of all the DFA Entities.  Director,
Santa Monica, CA                                        2001    Dimensional Funds PLC.  Managing Principal, Payden &
Date of Birth: 8/24/54                                          Rygel Investment Counsel from April 1998 through
                                                                December 2000 and Co-Head, North American Corporate
                                                                Finance for Dresdner Kleinwort Benson N.A. from
                                                                October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*  Executive Vice          Since    Executive Vice President of all the DFA Entities.
Santa Monica, CA               President                1988
Date of Birth: 12/02/46

Carl G. Snyder                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2000    Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 6/08/63                                          portfolio manager.

Weston J. Wellington           Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1997    Dimensional Fund Advisors Ltd.
Date of Birth: 3/01/51

Daniel M. Wheeler              Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 3/03/45                                          Limited.  Prior to 2001 and currently, Director of
                                                                Financial Advisors Services of Dimensional Fund
                                                                Advisors Inc.


(1) Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

 *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of the Fund's outstanding stock.


                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES--THE FEEDER PORTFOLIOS

     The Fund has entered into administration agreements with the Advisor on behalf of the Feeder Portfolios. Pursuant to the administration agreement for each Feeder Portfolio, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding its Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolio is obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentage listed below:

Tax-Managed U.S. Marketwide Value                           0.15%
Tax-Managed U.S. Equity                                     0.15%


     For the fiscal years ended November 30, 2001, 2000 and 1999, the Tax-Managed U.S. Marketwide Value Portfolio paid administrative fees to the Advisor of $670,000, $287,000, and $82,000, respectively. The Tax-Managed U.S. Equity Portfolio from its commencement of operations on September 25, 2001 until November 30, 2001, paid administrative fees to the Advisor of $12,000.

     Pursuant to an Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the respective Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from September 24, 2001 to September 24, 2002, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, the Portfolios listed below pay PFPC annual fees of:

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. EQUITY PORTFOLIO

Each of these Feeder Portfolios invests in a corresponding Master Fund that is taxed as a partnership. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated among the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

     .1025% of the first $300 million of net assets
     .0769% of the next $300 million of net assets
     .0513% of the next $250 million of net assets
     .0205% of net assets over $850 million
PFPC has agreed that it may from time to time limit the fee rates.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
     .1230% of the first $300 million of net assets
     .0615% of the next $300 million of net assets
     .0410% of the next $250 million of net assets
     .0205% of the net assets over $850 million

CUSTODIANS

     Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the Tax-Managed DFA International Value Portfolio, and PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the other Portfolios and the Master Funds.

DISTRIBUTOR

     The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under these agreements.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to a Feeder Portfolio, its Master
Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to a Feeder Portfolio, its Master
Fund). For the fiscal years ended November 30, 2001, 2000 and 1999, the Portfolios (or the Master Funds) paid management fees to the Advisor as set forth in the following table*:


                                                            2001             2000            1999
                                                            (000)           (000)            (000)
                                                            -----           -----            -----
Tax-Managed U.S. Marketwide Value Series(a)                $1,091            $472            $143
Tax-Managed U.S. Small Cap Value Portfolio                 $3,288           1,887             932
Tax-Managed U.S. Small Cap Portfolio                       $1,444             663             176
Tax-Managed DFA International Value Portfolio              $1,061             389              72
Tax-Managed U.S. Equity Series                             $    4             N/A             N/A


* The Tax-Managed U.S. Marketwide Value Portfolio (and its Master Fund), Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio began operations in December 1998. The Tax-Managed DFA International Value Portfolio began operations on April 16, 1999. The Tax-Managed U.S. Equity Portfolio (and its Master Fund) did not commence operations until September 25, 2001.

(a) The Master Fund has more than one Feeder Portfolio; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

     In approving the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a "Board"), including those Directors or Trustees who are not "interested persons" (as defined in the 1940
Act) of the Fund, Trust, or the Advisor (the "Disinterested Board Members"), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board reviewed the scope, depth and experience of the Advisor's organization and the investment professionals currently providing management services to the each Portfolio or Master Fund. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor's operations, financial condition, and financial results in managing each Portfolio or Master Fund. The Board noted, among other things, that each Portfolio's or Master Fund's management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board concluded that the management fees of each Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

                               GENERAL INFORMATION

     The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Fund commenced offering shares of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio in December 1998; and Tax-Managed DFA International Value Portfolio on April 16, 1999. The Fund commenced offering shares of the Tax-Managed U.S. Equity Portfolio on September 25, 2001.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

     Until April 1, 2001, the Tax-Managed U.S. Small Cap Value Portfolio was known as the Tax-Managed U.S. 5-10 Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio was known as the Tax-Managed U.S. 6-10 Small Company Portfolio. Until September 24, 2001, the Tax-Managed U.S. Equity Portfolio was known as the Tax-Managed U.S. Marketwide Portfolio.

                                 CODE OF ETHICS

     The Fund, the Trust and the Advisor have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

     Whenever a Feeder Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Feeder Portfolio's shareholders with respect to the proposal. The

Directors of the Fund will then vote the Feeder Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of February 28, 2002, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:


TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*                                 71.00%
     101 Montgomery Street
     San Francisco, CA  94104

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                              64.13%


     Blue Shield of California                                        5.36%
     50 Beale Street
     San Francisco, CA  94105

     AFP Provida                                                      5.36%
     Pedro de Valdivia 100
     Providencia, Chile

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                              86.58%


TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                              79.42%

     Wells Fargo Bank MN, N.A.*                                       6.44%
     P.O. Box 1533
     Minneapolis, MN  55480

     National Investor Services Corp.*                                5.27%
     55 Water Street
     New York, NY  10041

TAX-MANAGED U.S. EQUITY PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                              76.89%

     Wells Fargo Bank MN, N.A.*(1)                                    6.94%

     National Investor Services Corp.*(1)                             6.66%

-------------------------------------------------
* Owner of record only.

(1) See address for shareholder previously noted above in list.

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                               PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.


                        REDEMPTION AND TRANSFER OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

     Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because certain Portfolios invest substantially all of their assets in Master Funds that are taxable as partnerships for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolios.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     A Portfolio derives income generally in the form of dividends and interest on its investments. In the case of a Portfolio that invests in a Master Fund, the Portfolio's income consists generally of dividends and interest received from the Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

     A Portfolio (or, in the case of a Portfolio that invests in a Master Fund, the Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income. Distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. With respect to the Master Funds, income derived from net short-term capital gain of each Master Fund will be taxable to a Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of a Master Fund will be taxable to a Portfolio and its shareholders (when distributed), as long-term capital gain, regardless of how long shares of the Portfolio have been held. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

     Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from the Master Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

     The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to 100% of undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but does not guarantee that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

     Most foreign exchange gains derived from the sale of debt instruments are treated as ordinary income by the Tax-Managed DFA International Value Portfolio. Similarly, foreign exchange losses derived by the Portfolio on the sale of debt instruments are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio's ordinary income distributions to shareholders. This treatment could increase or reduce the Portfolio's ordinary income distributions to shareholders, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital.

DIVIDENDS-RECEIVED DEDUCTION

     Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the DFA International Value Portfolio will generally be earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction. With respect to dividends that are received on portfolio securities, the Master Funds in which the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio invest may not be eligible to pass through the corporate dividends-received deduction attributable to their respective holdings of U.S. equity securities to the Portfolios, and the Portfolios may not be eligible to pass through the deduction to their corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met.

LIMITATION ON DEDUCTIBILITY OF LOSSES

     Losses incurred on the sale of securities by a Portfolio (or, a Portfolio's corresponding Master Fund) to another Portfolio or Master Fund may be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if 5 or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

REDEMPTION OF PORTFOLIO SHARES

     Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

     Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

To the extent a Portfolio (or a Portfolio's corresponding Master Fund) invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio or the Portfolio's corresponding Master Fund. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

COMPLEX SECURITIES

     A Portfolio or a Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules.
These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio's or Master Fund's ability to recognize losses, and, in the case of the Tax-Managed DFA International Portfolio, subject the Portfolio to U.S.
federal income tax on income from certain of the Portfolio's foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

     The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                         CALCULATION OF PERFORMANCE DATA

     The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return, which include deductions of any applicable reimbursement fees in effect during the period, are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders for the fiscal year ended November 30, 2001 contains additional performance information. Copies of the annual report are available upon request and without charge.

     With respect to the Tax-Managed DFA International Value Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio.

     Quotations of the annualized percentage total returns for the one-year period ended December 31, 2001 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the Commission, which is net of the cost of any current reimbursement fees charged to investors and paid to the Portfolios.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

     As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

                       n
               P(1 + T)  = ERV
     where:
               P =      a hypothetical initial payment of $1,000
               T =      average annual total return
               n =      number of years
               ERV =    ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

     The following Commission formula is used to calculate these figures:

                     n
               P(1+T)   = ATV
                             D
     where:
               P =    a hypothetical initial payment of $1,000
               T =    average annual total return (after taxes on distributions)
               n =    number of years
               ATV  = ending value of a hypothetical $1,000 payment made
                  D   at the beginning of each period at the end of each
                      period, after taxes on Portfolio distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF PORTFOLIO SHARES

     Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     The following Commission formula is used to calculate these figures:

                     n
               P(1+T)   = ATV
                             DR
     where:
               P =     a hypothetical initial payment of $1,000
               T =     average annual total return (after taxes on distributions
                       and redemptions)
               n =     number of years
               ATV   = ending value of a hypothetical $1,000 payment made at the
                  DR   beginning of each period at the end of each period, after
                       taxes on Portfolio distributions and redemption.

     The average annual total returns both before and after taxes for the indicated periods ended November 30, 2001 were:


                                                                             SINCE 1/99
     TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO              ONE YEAR       INCEPTION
     Return Before Taxes                                        8.17%          5.05%
     Return After Taxes on Distributions                        7.48%          4.51%
     Return After Taxes on Distributions and Sale of
        Portfolio Shares                                        5.00%          3.80%

                                                                             SINCE 1/99
     TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO               ONE YEAR       INCEPTION
     Return Before Taxes                                       22.01%         12.80%
     Return After Taxes on Distributions                       21.65%         12.61%
     Return After Taxes on Distributions and Sale of
        Portfolio Shares                                       13.37%         10.35%

                                                                             SINCE 1/99
     TAX-MANAGED U.S. SMALL CAP PORTFOLIO                     ONE YEAR       INCEPTION
     Return Before Taxes                                       12.69%         12.14%
     Return After Taxes on Distributions                       12.53%         12.04%
     Return After Taxes on Distributions and Sale of
        Portfolio Shares                                        7.72%          9.86%

                                                                             SINCE 5/99
     TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO            ONE YEAR       INCEPTION


                                       22

     Return Before Taxes                                       -8.83%          -2.54%
     Return After Taxes on Distributions                       -9.22%          -2.76%
     Return After Taxes on Distributions and Sale of
        Portfolio Shares                                       -5.36%          -2.12%

     In addition to the standardized method of calculating performance used by the Commission, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

     The Portfolios and the Master Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations, which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios and Master Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or Master Funds or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the independent certified public accountants to the Fund. PricewaterhouseCoopers LLP audits the Fund's annual financial statements. The audited financial statements and financial highlights of the Portfolios (except the Tax-Managed U.S. Equity Portfolio) for the fiscal year ended November 30, 2001, as set forth in the Fund's annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. Because the Tax-Managed U.S. Equity Portfolio is a new Portfolio, no financial statements or financial highlights are available for this Portfolio.

     The audited financial statements of the Tax-Managed U.S. Marketwide Value Series (which is a series of the Trust) for the fiscal year ended November 30, 2001, as set forth in the Trust's annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. Because the Tax-Managed U.S. Equity Series is a new Series, no financial statements are available for this Series.

     A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 30, 2002

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company that offers thirty-nine series of shares. This statement of additional information ("SAI") describes six of those series:

 VA SMALL VALUE PORTFOLIO                   VA INTERNATIONAL SMALL PORTFOLIO
 VA LARGE VALUE PORTFOLIO                   VA SHORT-TERM FIXED PORTFOLIO
 VA INTERNATIONAL VALUE PORTFOLIO           VA GLOBAL BOND PORTFOLIO

(individually, a "Portfolio" and collectively, the "Portfolios"). The shares of the Portfolios are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts. This SAI is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated March 30, 2002, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund's annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

                                                                         PAGE
PORTFOLIO CHARACTERISTICS AND POLICIES                                      1

BROKERAGE COMMISSIONS                                                       1

INVESTMENT LIMITATIONS                                                      2

FUTURES CONTRACTS                                                           4

CASH MANAGEMENT PRACTICES                                                   5

CONVERTIBLE DEBENTURES                                                      5

DIRECTORS AND OFFICERS                                                      6

SERVICES TO THE FUND                                                       10

ADVISORY FEES                                                              11

GENERAL INFORMATION                                                        12

CODES OF ETHICS                                                            12

SHAREHOLDER RIGHTS                                                         12

PRINCIPAL HOLDERS OF SECURITIES                                            13

PURCHASE AND REDEMPTION OF SHARES                                          13

TAXATION OF THE PORTFOLIOS                                                 14

CALCULATION OF PERFORMANCE DATA                                            15

FINANCIAL STATEMENTS                                                       17

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus. Each of the Portfolios are diversified under the federal securities laws and regulations.

     Each of the Portfolios is diversified under the federal securities laws and regulations.

     Because the structure of the Domestic Equity and International Equity Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed "affiliated persons" and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

                              BROKERAGE COMMISSIONS

     The following table depicts brokerage commissions paid by the Portfolios during the fiscal years ended November 30, 2001, 2000 and 1999.

                              BROKERAGE COMMISSIONS
               FISCAL YEARS ENDED NOVEMBER 30, 2001, 2000 AND 1999

                                                        2001        2000         1999
                                                        ----        ----         ----
VA Small Value                                       $19,084      $49,987       $50,507
VA Large Value                                       $18,817      $36,065       $52,101
VA International Value                                $6,665       $4,608       $10,432
VA International Small                                $6,473       $9,710       $15,823
VA Short-Term Fixed                                      $ 0          $ 0           $ 0
VA Global Bond                                           $ 0          $ 0           $ 0

     The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company segments of VA International Small Portfolio and DFA Australia Limited performs these services for the Japanese and Pacific Small Company segments of VA International Small Portfolio. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

     The over-the-counter market companies eligible for purchase by VA Small Value Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

     ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Domestic Equity Portfolios, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

     During the fiscal year ended November 30, 2001, the Portfolios paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios as set forth in the following table:


                                      VALUE OF                 BROKERAGE
                               SECURITIES TRANSACTIONS        COMMISSIONS
VA Small Value                        $929,883                  $3,116
VA Large Value                       $2,136,665                 $3,233
VA International Value               $1,131,565                 $1,722
VA International Small               $1,132,020                 $2,830
VA Short-Term Fixed                      $0                       $0
VA Global Bond                           $0                       $0

     The investment advisory agreements permit the Advisor knowingly to pay commissions on securities transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers which have assisted in the sale of the Portfolios' shares.

     Brokerage commissions for transactions in securities listed on the Tokyo Stock Exchange ("TSE") and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The International Equity Portfolios expect to be able to avail themselves of institutional discounts. The Portfolios' ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Portfolios will be able to realize the benefit of discounts from fixed commissions.

                             INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

     The Portfolios will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except that each Portfolio may borrow, for temporary or emergency purposes, amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8)  engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except VA Short-Term Fixed Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy";

     (12) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

     (13) purchase warrants, however, the Portfolios may acquire warrants as a result of corporate actions involving holdings of other securities;

     (14) purchase securities on margin or sell short;

     (15) acquire more than 10% of the voting securities of any issuer and provided that this limitation applies only to 75% of the assets of the Domestic Equity Portfolios and VA International Value Portfolio; or

     (16) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

     The investment limitation described in (1) above, does not prohibit the Portfolios from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities.

     For the purposes of (7) above, VA Short-Term Fixed Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios do not intend to invest more than 15% of their net assets in illiquid securities.

     The International Equity Portfolios and VA Global Bond Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each Domestic Equity Portfolio and VA International Value Portfolio has retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolio owns, and does not include assets which the Portfolio does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio will exclude from its total assets those assets which represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to the Portfolios' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     All Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn income on their margin deposits. To the extent that a Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, the Portfolio will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "SEC"), the Portfolios may be required to maintain segregated accounts consisting of liquid assets such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     All Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

     All the Portfolios may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

                                                                                                 PERCENTAGE
                 PORTFOLIOS                         PERMISSIBLE CASH INVESTMENT                  GUIDELINES*
                 -----------                        ---------------------------                  -----------
The Domestic Equity Portfolios                 High quality, highly liquid fixed income
                                               securities such as money market
                                               instruments                                           20%

VA International Value Portfolio               Fixed income obligations as may be
                                               acquired by the Fixed Income Portfolios               20%

VA International Small Portfolio               Fixed income obligations such as money
                                               market instruments                                    20%

     *The percentage guidelines set forth above are not absolute limitations but the Portfolios do not expect to exceed these guidelines under normal circumstances.

                             CONVERTIBLE DEBENTURES

     VA International Small Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS
DIRECTORS

     The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were two Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2001.

     Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director's experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

DISINTERESTED DIRECTORS



                                  TERM OF
                                 OFFICE(1)
                                    AND                                          PORTFOLIOS
                                  LENGTH                                       WITHIN THE DFA
   NAME, AGE AND                    OF       PRINCIPAL OCCUPATION DURING PAST  FUND COMPLEX(2)   OTHER DIRECTORSHIPS
      ADDRESS         POSITION   SERVICE                5 YEARS                   OVERSEEN     OF PUBLIC COMPANIES HELD
--------------------- ---------- --------- ----------------------------------- --------------- -----------------------
George M.             Director    Since    Leo Melamed Professor of Finance,   87 portfolios
Constantinides                     1983    Graduate School of Business,        in 4 investment
1101 E. 58th Street                        University of Chicago.              companies
Chicago, IL 60637
Date of Birth:
9/22/47

John P. Gould         Director   Since     Steven G. Rothmeier Distinguished   87 portfolios   Trustee, Harbor Fund
1101 E. 58th Street               1986     Service Professor of Economics,     in 4            (registered
Chicago, IL 60637                          Graduate School of Business,        investment      investment company)
Date of Birth:                             University of Chicago.  Principal   companies       (13 Portfolios).
1/19/39                                    and Executive Vice President,
                                           Lexecon Inc. (economics, law,
                                           strategy and finance
                                           consulting).  Formerly,
                                           President, Cardean University
                                           (division of UNext.com).   Member
                                           of the Boards of Milwaukee Mutual
                                           Insurance Company and UNext.com.
                                           Formerly, Trustee, First Prairie
                                           Funds (registered investment
                                           company).

Roger G. Ibbotson     Director   Since     Professor in Practice of Finance,   87 portfolios
Yale School of                    1981     Yale School of Management.          in 4
Management                                 Director, BIRR Portfolio            investment
P.O. Box 208200                            Analysis, Inc. (software            companies
New Haven, CT                              products).  Chairman, Ibbotson
06520-8200                                 Associates, Inc., Chicago, IL
Date of Birth:                             (software, data, publishing and
5/27/43                                    consulting).  Partner, Zebra
                                           Capital Management, LLC (hedge
                                           fund manager).   Formerly,
                                           Director, Hospital Fund, Inc.
                                           (investment management services).

Myron S. Scholes      Director   Since     Frank E. Buck Professor Emeritus    87 portfolios   Director, American
Oak Hill Capital                  1981     of Finance, Stanford University.    in 4            Century Fund Complex
Management, Inc.                           Partner, Oak Hill Capital           investment      (registered
2775 Sand Hill Road                        Management.  Chairman, Oak Hill     companies       investment companies)
Suite 220                                  Platinum Partners.  Director,                       (38 Portfolios).
Menlo Park, CA 94025                       Financial Engines.  Director,
Date of Birth:                             Chicago Mercantile Exchange.
7/01/41                                    Consultant, Arbor Investors.
                                           Formerly, Director, Smith Breeden
                                           Family of Funds and Partner,
                                           Long-Term Capital Management.

Abbie J. Smith        Director   Since     Marvin Bower Fellow, Harvard        87 portfolios   Director, HON
425 Morgan Hall                   2000     Business School (9/01 to 8/02).     in 4            Industries Inc.
Soldiers Field,                            Boris and Irene Stern Professor     investment      (office furniture).
Boston, MA 02163                           of Accounting, Graduate School of   companies
Date of Birth:                             Business, University of Chicago.
4/30/53

INTERESTED DIRECTORS

     The following Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.


                                 TERM OF
                                 OFFICE(1)                                       PORTFOLIOS
                                   AND                                           WITHIN THE
                                 LENGTH                                           DFA FUND       OTHER DIRECTORSHIPS
   NAME, AGE AND                   OF         PRINCIPAL OCCUPATION DURING PAST    COMPLEX(2)     OF PUBLIC COMPANIES
      ADDRESS         POSITION   SERVICE                5 YEARS                   OVERSEEN              HELD
-------------------- ----------- --------- ----------------------------------- --------------- -----------------------
David G. Booth       Director,   Since     President, Chairman-Chief           87 portfolios   Director, Assante
1299 Ocean Avenue    President    1981     Executive Officer and Director of   in 4            Corporation
Santa Monica, CA     and                   the following companies:            investment      (investment
90401                Chairman              Dimensional Fund Advisors Inc.,     companies       management).
Date of Birth:       - Chief               DFA Securities Inc., DFA
12/02/46             Executive             Australia Limited, Dimensional
                     Officer               Investment Group Inc. and
                                           Dimensional Emerging Markets
                                           Value Fund Inc. Trustee,
                                           President and Chairman-Chief
                                           Executive Officer of The DFA
                                           Investment Trust Company.
                                           President, Dimensional Fund
                                           Advisors Ltd.  Director,
                                           Dimensional Funds PLC. Limited
                                           Partner, Oak Hill Partners.
                                           Formerly, Director, SA Funds
                                           (registered investment company).

Rex A. Sinquefield*  Director,   Since     Chairman-Chief Investment Officer   87 portfolios
1299 Ocean Avenue    Chairman-    1981     and Director, Dimensional Fund      in 4
Santa Monica, CA     Chief                 Advisors Inc., DFA Securities       investment
90401                Investment            Inc., Dimensional Investment        companies
Date of Birth:       Officer               Group Inc. and Dimensional
9/07/44                                    Emerging Markets Value Fund Inc.
                                           Trustee, Chairman-Chief
                                           Investment Officer, The DFA
                                           Investment Trust Company.
                                           Chairman and Director,
                                           Dimensional Fund Advisors Ltd.
                                           Director and Chief Investment
                                           Officer, DFA Australia Ltd.
                                           Director, Dimensional Funds PLC.
                                           Trustee, St. Louis University.
                                           Life Trustee and Member of
                                           Investment Committee, DePaul
                                           University. Director, The
                                           German St. Vincent Orphan
                                           Home. Member of Investment
                                           Committee, Archdiocese of
                                           St. Louis.


(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Information relating to each Director's ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2001 is set forth in the chart below.


                                                                             AGGREGATE DOLLAR RANGE OF SHARES
                                                                          OWNED IN ALL FUNDS OVERSEEN BY DIRECTOR
                NAME                  DOLLAR RANGE OF FUND SHARES OWNED      IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------- ---------------------------------------
DISINTERESTED DIRECTORS:

George M. Constantinides                             None                                None
John P. Gould                                        None                                None
Roger G. Ibbotson                                    None                                None
Myron S. Scholes                                     None                           $10,001-50,000
Abbie J. Smith                                       None                                None

INTERESTED DIRECTORS:

David G. Booth                                       None                           Over $100,000
Rex A. Sinquefield                                   None                           Over $100,000

     Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2001 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                            AGGREGATE        TOTAL COMPENSATION
                                          COMPENSATION           FROM FUND
     DIRECTOR                             FROM THE FUND    AND DFA FUND COMPLEX+
     --------                             -------------    ---------------------
     George M. Constantinides                $22,912              $52,500
     John P. Gould                           $22,254              $51,000
     Roger G. Ibbotson                       $22,912              $52,500
     Myron S. Scholes                        $22,254              $51,000
     Abbie J. Smith                          $22,912              $52,500


     + The term DFA Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

OFFICERS

     Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").


                                                      TERM OF
                                                     OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
Arthur H.F. Barlow             Vice President         Since     Vice President of all the DFA Entities.
Santa Monica, CA                                       1993
Date of Birth: 11/07/55

Valerie A. Brown               Vice President and     Since     Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary     2001     DFA Entities.  Prior to April 2001, legal counsel
Date of Birth: 1/24/67                                          for DFA (since March 2000).  Associate, Jones,
                                                                Day, Reavis & Pogue from October 1991 to February
                                                                2000.

Truman A. Clark                Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       1996     Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                 Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       1999     Dimensional Fund Advisors Ltd.  Formerly at Kansas
Date of Birth:11/29/56                                          State University, Arthur Anderson & Co., Phillips
                                                                Petroleum Co.

Robert T. Deere                Vice President         Since     Vice President of all the DFA Entities.
Santa Monica, CA                                       1994
Date of Birth: 10/08/57

Robert W. Dintzner             Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2001     Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth: 3/18/70                                          marketing supervisor and marketing coordinator for
                                                                DFA.

Richard A. Eustice             Vice President and     Since     Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary     1998     DFA Entities, except Dimensional Fund Advisors Ltd.
Date of Birth: 8/05/65

Eugene F. Fama, Jr.            Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       1993     Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas              Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2001     Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 10/28/70                                         Limited.  Prior to December 2001, Portfolio Manager.

Glenn S. Freed                 Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2001     Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                         Limited.  Formerly, Professor and Associate Dean of
                                                                the Leventhal School of Accounting (September 1998
                                                                to August 2001) and Academic Director Master of
                                                                Business Taxation Program (June 1996 to August
                                                                2001) at the University of Southern California
                                                                Marshall School of Business.

                                                     TERM OF
                                                     OFFICE(1)
                                                        AND
                                                      LENGTH
                                                        OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
Henry F. Gray                  Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2000     Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 9/22/67                                          portfolio manager.

Kamyab Hashemi-Nejad           Vice President,        Since     Vice President, Controller and Assistant Treasurer,
Santa Monica, CA               Controller and          1997     of all the DFA Entities.
Date of Birth: 1/22/61         Assistant Treasurer

Stephen P. Manus               Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       1997     Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

Karen E. McGinley              Vice President         Since     Vice President of all the DFA Entities.
Santa Monica, CA                                       1997
Date of Birth: 3/10/66

Catherine L. Newell            Vice President and     Since     Vice President and Secretary of all the DFA
Santa Monica, CA               Secretary               2000     Entities, except DFA Australia Limited for which she
Date of Birth: 5/07/64                                          is Vice President and Assistant Secretary.
                                                                Director, Dimensional Funds PLC.  Vice President and
                                                                Secretary of all the DFA Entities (1997-2000).

David A. Plecha                Vice President         Since     Vice President of all the DFA Entities.
Santa Monica, CA                                       1993
Date of Birth: 10/26/61

Andrew E. Rasmusen             Vice President         Since     Vice President of all the DFA Entities except
Santa Monica, CA                                       2001     Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth: 1/26/62                                          investment management, client service manager for
                                                                DFA (since October 2000).  Investment manager
                                                                researcher and consultant for InvestorForce, Inc.
                                                                from October 1999 to October 2000 and for William M.
                                                                Mercer Investment Consulting, Inc. from April 1996
                                                                to October 1999.

George L. Sands                Vice President         Since     Vice President of all the DFA Entities.
Santa Monica, CA                                       1993
Date of Birth:  2/08/56

Michael T. Scardina            Vice President,        Since     Vice President, Chief Financial Officer and
Santa Monica, CA               Chief Financial         1993     Treasurer of all the DFA Entities.  Director,
Date of Birth: 10/12/55        Officer and Treasurer            Dimensional Funds PLC.

David E. Schneider             Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2001     Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/26/46                                          Limited.  Prior to 2001 and currently, Regional
                                                                Director of Dimensional Fund Advisors Inc.

John C. Siciliano              Vice President         Since     Vice President of all the DFA Entities.  Director,
Santa Monica, CA                                       2001     Dimensional Funds PLC.  Managing Principal, Payden &
Date of Birth: 8/24/54                                          Rygel Investment Counsel from April 1998 through
                                                                December 2000 and Co-Head, North American Corporate
                                                                Finance for Dresdner Kleinwort Benson N.A. from
                                                                October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*  Executive Vice         Since     Executive Vice President of all the DFA Entities.
Santa Monica, CA               President               1988
Date of Birth: 12/02/46

Carl G. Snyder                 Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2000     Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 6/08/63                                          portfolio manager.

Weston J. Wellington           Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       1997     Dimensional Fund Advisors Ltd.
Date of Birth: 3/01/51

Daniel M. Wheeler              Vice President         Since     Vice President of all the DFA Entities, except
Santa Monica, CA                                       2001     Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 3/03/45                                          Limited.  Prior to 2001 and currently, Director of
                                                                Financial Advisors Services of Dimensional Fund
                                                                Advisors Inc.


(1) Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund's outstanding stock.

                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for each Portfolio. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each Portfolio pays PFPC fees at the annual rates set forth in the following table:

DOMESTIC EQUITY PORTFOLIOS
     .1025% of the first $300 million of net assets
     .0769% of the next $300 million of net assets
     .0513% of the next $250 million of net assets
     .0205% of the net assets over $850 million

INTERNATIONAL EQUITY PORTFOLIOS
     .1230% of the first $300 million of net assets
     .0615% of the next $300 million of net assets
     .0410% of the next $250 million of net assets
     .0205% of net assets over $850 million

VA SHORT-TERM FIXED PORTFOLIO
     .0513% of the first $100 million of net assets
     .0308% of the next $100 million of net assets
     .0205% of net assets over $200 million

VA GLOBAL BOND PORTFOLIO
     .1230% of the first $150 million of net assets
     .0820% of net assets between $150 million and $300 million
     .0615% of net assets between $300 million and $600 million
     .0410% of net assets between $600 million and $850 million
     .0205% of net assets over $850 million

     PFPC also charges minimum fees at the rates of $54,000 per year for VA Large Value and the Fixed Income Portfolios and $75,000 per year for VA Small Value and the International Equity Portfolios. PFPC has agreed to limit the minimum fee for these Portfolios from time to time.

CUSTODIANS

     PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for the Domestic Equity Portfolios and VA Short-Term Fixed Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, serves as the global custodian for the International Equity Portfolios and VA Global Bond Portfolio. The custodians maintain a separate account or accounts for the Portfolios; receive, hold and release portfolio securities on account of the Portfolios; make receipts and disbursements of money on behalf of the Portfolios; and collect and receive income and other payments and distributions on account of the Portfolios' portfolio securities.

DISTRIBUTOR

     The Fund acts as distributor of each series of its own shares of stock. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Its address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholder of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. For the fiscal years ended November 30, 2001, 2000 and 1999, the Portfolios paid advisory fees to the Advisor (and any sub-advisor) as set forth in the following table:


                                          2001            2000           1999
                                          (000)           (000)          (000)
                                       -----------     -----------     --------
VA Small Value                             $118            $100          $93
VA Large Value                             $88             $77           $80
VA International Value                     $86             $89           $88
VA International Small                     $60             $63           $66
VA Short-Term Fixed                        $55             $50           $49
VA Global Bond                             $47             $36           $29

     The Advisor pays DFAL a fee equal to 50,000 pounds sterling total per year, payable on a quarterly basis, for services to the VA International Small Portfolio. The Advisor pays DFA Australia a fee equal to $13,000 per year, payable on a quarterly basis, for services to VA International Small Portfolio.

     In approving the continuation of advisory agreement (and sub-advisory agreement, if applicable) for each Portfolio, the Board of Directors, including those Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Advisor (the "Disinterested Directors"), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor (or the sub-advisor) to the Portfolio;
(ii) the fees and expenses borne by the Portfolio; and (iii) the performance of the Portfolio relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor (or the sub-advisor), the Board of Directors reviewed the scope, depth and experience of the Advisor's (or the sub-advisor's) organization and the investment professionals currently providing management services to each Portfolio. The Board of Directors evaluated the Advisor's (or the sub-advisor's) portfolio management process. The Board of Directors also considered the nature and character of non-investment management services provided by the Advisor (or the sub-advisor). When considering the fees and expenses borne by a Portfolio, and considering the reasonableness of the management fees paid to the Advisor (and the fees paid to the sub-advisor, if applicable) in light of the services provided to the Portfolio and any additional benefits received by the Advisor (or its affiliates, including, if applicable, the sub-advisor) in connection with providing such services, the Board of Directors compared the fees charged by the Advisor to the Portfolio to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio. The Board of Directors also reviewed the Advisor's (and, if applicable, the sub-advisor's) operations, financial condition, and financial results in managing the Portfolio. The Board of Directors noted, among other things, that each Portfolio's management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio, the Board of Directors compared the performance of the Portfolio to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio. After requesting and reviewing such materials as it deemed necessary, the Board of Directors concluded that the management fees of each Portfolio are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Directors, including the Disinterest Directors, therefore concluded that the continuation of the advisory agreement (or, as applicable, the sub-advisory agreement) for each Portfolio was in the best interests of the Portfolio and its shareholders.

                               GENERAL INFORMATION

     The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. Until September 18, 1995, VA Large Value Portfolio was named DFA Global Value Portfolio and VA Global Bond Portfolio was named DFA Global Bond Portfolio. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

     Pursuant to an exemptive order from the SEC, shares of the Portfolios may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products. At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that each Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts. However, a material conflict could arise between the interest of the different participating separate accounts. The Fund's Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest. If such conflicts were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more Portfolios, or shares of another Portfolio may be substituted by the Fund. As a result, a Portfolio might be forced to sell a portion of its securities at a disadvantageous price. In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.

                                 CODES OF ETHICS

     The Fund has adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. In addition, the Advisor has adopted a revised Code of Ethics. The Codes are designed to ensure that access persons act in the interest of the Portfolios, and their shareholders, with respect to any personal trading of securities. Under the Codes, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Codes also contain certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner's instructions.

     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of February 28, 2002, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolios:


VA LARGE VALUE PORTFOLIO
         Peoples Benefit Insurance Company Separate Account* (formerly Providian Life and Health)              98.82%
         4333 Edgewood Road NE
         Cedar Rapids, IA  52499

VA GLOBAL BOND PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)           98.61%

VA SMALL VALUE PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)           98.64%

VA INTERNATIONAL VALUE PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)           98.53%

VA INTERNATIONAL SMALL PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)           99.24%

VA SHORT-TERM FIXED PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)           99.23%

------------------------
*    Owner of record only.
(1)  See address for shareholder previously listed above.

                        PURCHASE AND REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE AND REDEMPTION OF SHARES."

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios. Any such charges will be described in the prospectus.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Because shares of the Portfolios are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract. If such contract owner should become subject to tax, such contract owner should consider the tax implications of investing, and consult its own tax adviser.

SPECIAL RULES APPLICABLE TO VARIABLE CONTRACTS

     In order to comply with regulations under Section 817(h) of the Internal Revenue Code (the "Code"), a Portfolio is required to diversify its investments so that, on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment.

     The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

     Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

EFFECT OF FOREIGN INVESTMENTS

Certain Portfolios may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities.

If a Portfolio invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities.

Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid federal excise taxes, the Internal Revenue Code requires a Portfolio to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Portfolio in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

                         CALCULATION OF PERFORMANCE DATA

     The Portfolios may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return, which include deductions of any applicable reimbursement fees, are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders relating to the Portfolios for the fiscal year ended November 30, 2001 contains additional performance information. A copy of the annual report is available upon request and without charge.

     With respect to the International Equity Portfolios and VA Global Bond Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio.

     Quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended December 31, 2001 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the SEC.

     Each Portfolio determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC's formula:

                 n
         P(1 + T)  = ERV

Where:

         P =      a hypothetical initial payment of $1,000

         T =      average annual total return

         n =      number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the SEC, the Portfolios may disseminate other performance data and may advertise total return calculated on a monthly basis.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund's independent certified public accountants. They audit the Fund's annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2001, as set forth in the Fund's annual report to shareholders relating to the Portfolios, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

     An investor may obtain a copy of the annual report, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 30, 2002

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company that offers thirty-nine series of shares. This statement of additional information ("SAI") relates to four series of the Fund (individually, a "Portfolio" and collectively, the "Portfolios"):


                        U.S. MARKETWIDE VALUE PORTFOLIOS

                       LD U.S. Marketwide Value Portfolio
                       HD U.S. Marketwide Value Portfolio


                           U.S. MARKETWIDE PORTFOLIOS

                          LD U.S. Marketwide Portfolio
                          HD U.S. Marketwide Portfolio

         This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated March 30, 2002, as amended from time to time. As of November 30, 2001, the Portfolios had not yet commenced operations, so no financial information is shown for them in the Fund's annual report for the fiscal year ended November 30, 2001. The prospectus can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES                                     3

BROKERAGE COMMISSIONS                                                      3

INVESTMENT LIMITATIONS                                                     4

FUTURES CONTRACTS                                                          5

CASH MANAGEMENT PRACTICES                                                  6

DIRECTORS AND OFFICERS                                                     6

SERVICES TO THE FUND                                                      11

ADVISORY FEES                                                             12

GENERAL INFORMATION                                                       13

CODE OF ETHICS                                                            13

SHAREHOLDER RIGHTS                                                        13

PRINCIPAL HOLDERS OF SECURITIES                                           14

PURCHASE OF SHARES                                                        14

REDEMPTION AND TRANSFER OF SHARES                                         14

TAXATION OF THE PORTFOLIOS                                                15

CALCULATION OF PERFORMANCE DATA                                           17

FINANCIAL STATEMENTS                                                      18

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     Each of the Portfolios seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the "Trust"). The series of the Trust are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Master Funds and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Master Funds and the Portfolios, through their investment in the Master Funds.

     Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

     Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of a Master Fund's assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

     The Portfolios and Master Funds did not operate prior to the date of this SAI, so no financial information is shown for them.

     Prior to August 1, 2001, the LD U.S. Marketwide Portfolio and the HD U.S. Marketwide Portfolio (collectively, the "Marketwide Portfolios") were known as the LD U.S. Large Company Portfolio and the HD U.S. Large Company Portfolio, respectively.

                              BROKERAGE COMMISSIONS

     Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

     The over-the-counter market ("OTC") companies eligible for purchase by each Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Series, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices.

     The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

     A Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio's redemption request.

                             INVESTMENT LIMITATIONS

     Each of the Portfolios and Master Funds has adopted certain limitations which may not be changed without the approval of the holders of a majority of its outstanding voting securities. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

     The Portfolios and Master Funds will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio or Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities or shares of an investment company) if, as a result, more than 5% of the Portfolio's or Master Fund's total assets, at market, would be invested in the securities of such issuer;

          (4) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets; or pledge in excess of 33% of such assets to secure such loans;

          (5) engage in the business of underwriting securities issued by others;

          (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's or Master Fund's total assets would be invested in securities of companies within such industry;

          (7)  purchase securities on margin; or

          (8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

     The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as one of the Master Funds. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

     The investment limitations described in (1), (4) and (7) above do not prohibit each Portfolio or Master Fund that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations. The investment limitation described in
(5) above does not prohibit each Portfolio or Master Fund from acquiring private placements to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios and Master Funds are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

     Although not a fundamental policy subject to shareholder approval, the Portfolios and Master Funds do not intend to invest more than 15% of their net assets in illiquid securities. Further, pursuant to Rule 144A under the Securities Act of 1933, the Portfolios and Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Fund's Board of Directors and the Trust's Board of Trustees have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Boards and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the applicable Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to a Portfolio's or Master Fund's investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                FUTURES CONTRACTS

     The Master Funds may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Funds will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the

Master Fund's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), each Master Fund may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements, shares of unaffiliated money market funds and index futures contracts and options thereon. In addition, the Master Funds in which the LD U.S. Marketwide Value Portfolio and the HD U.S. Marketwide Value Portfolio invest may invest up to 20% of their assets in high quality, highly liquid fixed income securities, such as money market instruments. The Master Funds in which the Marketwide Portfolios invest may invest a portion of their assets, generally not more than 5% of net assets, in short-term fixed-income obligations. The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

                             DIRECTORS AND OFFICERS

DIRECTORS

     The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

     The Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were two Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2001.

     Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director's experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

DISINTERESTED DIRECTORS

                                  TERM OF
                                 OFFICE(1)
                                    AND                                         PORTFOLIOS
                                  LENGTH                                      WITHIN THE DFA
NAME, AGE AND ADDRESS               OF        PRINCIPAL OCCUPATION DURING    FUND COMPLEX(2)  OTHER DIRECTORSHIPS OF
                       POSITION   SERVICE            PAST 5 YEARS                OVERSEEN      PUBLIC COMPANIES HELD
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director   Since     Leo Melamed Professor of         87 portfolios in
Constantinides                     1983     Finance, Graduate School of      4 investment
1101 E. 58th Street                         Business, University of          companies
Chicago, IL 60637                           Chicago.
Date of Birth:
9/22/47

John P. Gould          Director   Since     Steven G. Rothmeier              87 portfolios    Trustee, Harbor Fund
1101 E. 58th Street                1986     Distinguished Service            in 4             (registered investment
Chicago, IL 60637                           Professor of Economics,          investment       company) (13
Date of Birth:                              Graduate School of Business,     companies        Portfolios).
1/19/39                                     University of Chicago.
                                            Principal and Executive Vice
                                            President, Lexecon Inc.
                                            (economics, law, strategy and
                                            finance consulting).
                                            Formerly, President, Cardean
                                            University (division of
                                            UNext.com).   Member of the
                                            Boards of Milwaukee Mutual
                                            Insurance Company and
                                            UNext.com.  Formerly, Trustee,
                                            First Prairie Funds
                                            (registered investment
                                            company).

Roger G. Ibbotson      Director   Since     Professor in Practice of         87 portfolios
Yale School of                     1981     Finance, Yale School of          in 4
Management                                  Management.  Director, BIRR      investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products).
06520-8200                                  Chairman, Ibbotson Associates,
Date of Birth:                              Inc., Chicago, IL (software,
5/27/43                                     data, publishing and
                                            consulting). Partner, Zebra
                                            Capital Management, LLC (hedge
                                            fund manager).  Formerly,
                                            Director, Hospital Fund, Inc.
                                            (investment management
                                            services).

Myron S. Scholes       Director   Since     Frank E. Buck Professor          87 portfolios    Director, American
Oak Hill Capital                   1981     Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, Inc.                            University.  Partner, Oak Hill   investment       (registered investment
2775 Sand Hill Road                         Capital Management.  Chairman,   companies        companies) (38
Suite 220                                   Oak Hill Platinum Partners.                       Portfolios).
Menlo Park, CA 94025                        Director, Financial Engines.
Date of Birth:                              Director, Chicago Mercantile
7/01/41                                     Exchange.  Consultant, Arbor
                                            Investors.  Formerly,
                                            Director, Smith Breeden Family
                                            of Funds and Partner,
                                            Long-Term Capital Management.

Abbie J. Smith         Director   Since     Marvin Bower Fellow, Harvard     87 portfolios    Director, HON
425 Morgan Hall                    2000     Business School (9/01 to         in 4             Industries Inc.
Soldiers Field,                             8/02).  Boris and Irene Stern    investment       (office furniture).
Boston, MA 02163                            Professor of Accounting,         companies
Date of Birth:                              Graduate School of Business,
4/30/53                                     University of Chicago.

INTERESTED DIRECTORS

         The following Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

                                  TERM OF
                                 OFFICE(1)
                                    AND                                         PORTFOLIOS
                                  LENGTH                                      WITHIN THE DFA
                                    OF        PRINCIPAL OCCUPATION DURING    FUND COMPLEX(2)  OTHER DIRECTORSHIPS OF
NAME, AGE AND ADDRESS  POSITION   SERVICE            PAST 5 YEARS                OVERSEEN      PUBLIC COMPANIES HELD
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
David G. Booth         Director,   Since    President, Chairman-Chief          87             Director, Assante
1299 Ocean Avenue      President    1981    Executive Officer and Director     portfolios     Corporation
Santa Monica, CA       and                  of the following companies:        in 4           (investment
90401                  Chairman             Dimensional Fund Advisors Inc.,    investment     management).
Date of Birth:         - Chief              DFA Securities Inc., DFA           companies
12/02/46               Executive            Australia Limited, Dimensional
                       Officer              Investment Group Inc. and
                                            Dimensional Emerging Markets
                                            Value Fund Inc. Trustee,
                                            President and Chairman-Chief
                                            Executive Officer of The DFA
                                            Investment Trust Company.
                                            President, Dimensional Fund
                                            Advisors Ltd. Director,
                                            Dimensional Funds PLC.  Limited
                                            Partner, Oak Hill Partners.
                                            Formerly, Director, SA Funds
                                            (registered investment company).

Rex A. Sinquefield*    Director,   Since    Chairman-Chief Investment          87
1299 Ocean Avenue      Chairman-    1981    Officer and Director,              portfolios
Santa Monica, CA       Chief                Dimensional Fund Advisors Inc.,    in 4
90401                  Investment           DFA Securities Inc., Dimensional   investment
Date of Birth:         Officer              Investment Group Inc. and          companies
9/07/44                                     Dimensional Emerging Markets
                                            Value Fund Inc.  Trustee,
                                            Chairman-Chief Investment
                                            Officer, The DFA Investment
                                            Trust Company. Chairman and
                                            Director, Dimensional Fund
                                            Advisors Ltd. Director and Chief
                                            Investment Officer, DFA
                                            Australia Ltd.  Director,
                                            Dimensional Funds PLC.
                                            Trustee, St. Louis University.
                                            Life Trustee and Member of
                                            Investment Committee, DePaul
                                            University.  Director, The German
                                            St. Vincent Orphan Home. Member
                                            of Investment Committee,
                                            Archdiocese of St. Louis.


(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

* Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Information relating to each Director's ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2001 is set forth in the chart below.


                                                                     AGGREGATE DOLLAR RANGE OF SHARES
                                    DOLLAR RANGE OF FUND      OWNED IN ALL FUNDS OVERSEEN BY DIRECTOR
             NAME                           SHARES OWNED            IN FAMILY OF INVESTMENT COMPANIES
     ---------------------------- -------------------------- ----------------------------------------
     DISINTERESTED DIRECTORS:

     George M. Constantinides                    None                              None
     John P. Gould                               None                              None
     Roger G. Ibbotson                           None                              None
     Myron S. Scholes                            None                         $10,001-50,000
     Abbie J. Smith                              None                              None

     INTERESTED DIRECTORS:

     David G. Booth                              None                         Over $100,000
     Rex A. Sinquefield                          None                         Over $100,000


     Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2001 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                          AGGREGATE          TOTAL COMPENSATION
                                        COMPENSATION             FROM FUND
     DIRECTOR                           FROM THE FUND      AND DFA FUND COMPLEX+
     --------                           -------------      ---------------------
     George M. Constantinides              $22,912                $52,500
     John P. Gould                         $22,254                $51,000
     Roger G. Ibbotson                     $22,912                $52,500
     Myron S. Scholes                      $22,254                $51,000
     Abbie J. Smith                        $22,912                $52,500


     +The term DFA Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

OFFICERS

     Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").


                                                       TERM OF
                                                      OFFICE(1)
                                                         AND
                                                       LENGTH
                                                         OF
    NAME, AGE AND ADDRESS            POSITION          SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
Arthur H.F. Barlow             Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 11/07/55

Valerie A. Brown               Vice President and      Since    Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary      2001    DFA Entities.  Prior to April 2001, legal counsel
Date of Birth: 1/24/67                                          for DFA (since March 2000).  Associate, Jones, Day,
                                                                Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark                Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1996    Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1999    Dimensional Fund Advisors Ltd.  Formerly at Kansas
Date of Birth: 11/29/56                                         State University, Arthur Anderson & Co., Phillips
                                                                Petroleum Co.

Robert T. Deere                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1994
Date of Birth: 10/08/57

Robert W. Dintzner             Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth: 3/18/70                                          marketing supervisor and marketing coordinator for
                                                                DFA.

Richard A. Eustice             Vice President and      Since    Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary      1998    DFA Entities, except Dimensional Fund Advisors Ltd.
Date of Birth: 8/05/65

Eugene F. Fama, Jr.            Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1998    Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas              Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 10/28/70                                         Limited.  Prior to December 2001, Portfolio Manager.

Glenn S. Freed                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                         Limited.  Formerly, Professor and Associate Dean of
                                                                the Leventhal School of Accounting (September 1998
                                                                to August 2001) and Academic Director Master of
                                                                Business Taxation Program (June 1996 to August
                                                                2001) at the University of Southern California
                                                                Marshall School of Business.

                                       9

                                                       TERM OF
                                                      OFFICE(1)
                                                         AND
                                                       LENGTH
                                                         OF
    NAME, AGE AND ADDRESS            POSITION          SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------ ---------------------- --------- ------------------------------------------------------
Henry F. Gray                  Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2000    Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 9/22/67                                          portfolio manager.

Kamyab Hashemi-Nejad           Vice President,         Since    Vice President, Controller and Assistant Treasurer,
Santa Monica, CA               Controller and           1997    of all the DFA Entities.
Date of Birth: 1/22/61         Assistant Treasurer

Stephen P. Manus               Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1997    Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

Karen E. McGinley              Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1997
Date of Birth: 3/10/66

Catherine L. Newell            Vice President and      Since    Vice President and Secretary of all the DFA
Santa Monica, CA               Secretary                2000    Entities, except DFA Australia Limited for which she
Date of Birth: 5/07/64                                          is Vice President and Assistant Secretary.
                                                                Director, Dimensional Funds PLC.  Vice President and
                                                                Secretary of all the DFA Entities (1997-2000).

David A. Plecha                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 10/26/61

Andrew E. Rasmusen             Vice President          Since    Vice President of all the DFA Entities except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd.  Prior to April 2001,
Date of Birth: 1/26/62                                          investment management, client service manager for
                                                                DFA (since October 2000).  Investment manager
                                                                researcher and consultant for InvestorForce, Inc.
                                                                from October 1999 to October 2000 and for William M.
                                                                Mercer Investment Consulting, Inc. from April 1996
                                                                to October 1999.

George L. Sands                Vice President          Since    Vice President of all the DFA Entities.
Santa Monica, CA                                        1993
Date of Birth: 2/08/56

Michael T. Scardina            Vice President,         Since    Vice President, Chief Financial Officer and
Santa Monica, CA               Chief Financial          1993    Treasurer of all the DFA Entities.  Director,
Date of Birth: 10/12/55        Officer and Treasurer            Dimensional Funds PLC.

David E. Schneider             Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/26/46                                          Limited.  Prior to 2001 and currently, Regional
                                                                Director of Dimensional Fund Advisors Inc.

John C. Siciliano              Vice President          Since    Vice President of all the DFA Entities.  Director,
Santa Monica, CA                                        2001    Dimensional Funds PLC.  Managing Principal, Payden &
Date of Birth: 8/24/54                                          Rygel Investment Counsel from April 1998 through
                                                                December 2000 and Co-Head, North American Corporate
                                                                Finance for Dresdner Kleinwort Benson N.A. from
                                                                October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*  Executive Vice          Since    Executive Vice President of all the DFA Entities.
Santa Monica, CA               President                1988
Date of Birth: 12/02/46

Carl G. Snyder                 Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2000    Dimensional Fund Advisors Ltd.  Prior to July 2000,
Date of Birth: 6/08/63                                          portfolio manager.

Weston J. Wellington           Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        1997    Dimensional Fund Advisors Ltd.
Date of Birth: 3/01/51

Daniel M. Wheeler              Vice President          Since    Vice President of all the DFA Entities, except
Santa Monica, CA                                        2001    Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 3/03/45                                          Limited.  Prior to 2001 and currently, Director of
                                                                Financial Advisors Services of Dimensional Fund
                                                                Advisors Inc.


(1) Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

* Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of the Fund's outstanding stock.

                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES--THE PORTFOLIOS

     The Fund has entered into an administration agreement with the Advisor, on behalf of each Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Portfolio pays the Advisor a monthly fee equal to one-twelfth of the percentage of its average net assets listed below:

LD U.S. Marketwide Value Portfolio                             0.20%
HD U.S. Marketwide Value Portfolio                             0.20%
LD U.S. Marketwide Portfolio                                   0.15%
HD U.S. Marketwide Portfolio                                   0.15%

Pursuant to an Expense Waiver and Assumption Agreement for the LD U.S. Marketwide Portfolio and the HD U.S. Marketwide Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of each of these Portfolios (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce each Portfolio's expenses when its total operating expenses exceed 0.30% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the LD U.S. Marketwide Portfolio or HD U.S. Marketwide Portfolio are less than 0.30% of the respective Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The LD U.S. Marketwide Portfolio and HD U.S. Marketwide Portfolio are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from September 8, 2001 to September 8, 2002, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Portfolios had not commenced operations as of November 30, 2001, and therefore, did not pay any administrative fees.

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS AND MASTER FUNDS

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth below:

     The Portfolios are feeder portfolios. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated amongst the feeders based on the relative net assets of the feeders.

LD U.S. MARKETWIDE VALUE PORTFOLIO
LD U.S. MARKETWIDE PORTFOLIO

     These Portfolios invest in Master Funds taxed as partnerships. PFPC's charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders.

HD U.S. MARKETWIDE VALUE PORTFOLIO
HD U.S. MARKETWIDE PORTFOLIO

     These Portfolios invest in Master Funds taxed as corporations. PFPC's charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

     Additionally, the Marketwide Portfolios each have an additional annual fee of .025% of the first $250 million of assets, .020% of the next $250 million of assets and .015% of net assets over $500 million. The Marketwide Portfolios are also subject to a $52,000 minimum fee per year. These Portfolios also pay an additional transfer agency fee of .0025% of net assets per year with a minimum of $15,000 per year.

CUSTODIAN

     PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Portfolios and Master Funds. The Custodian maintains a separate account or accounts for the Portfolios and the Master Funds; receives, holds and releases portfolio securities on account of the Master Funds; makes receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collects and receives income and other payments and distributions on account of the Master Funds' portfolio securities.

DISTRIBUTOR

     The Fund acts as distributor of the Portfolios' shares. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund and the Trust. Their address is 200 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. As of November 30, 2001, the Master Funds had not yet commenced operations, so they had not yet paid management fees as of that date.

     In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor (the "Disinterested Trustees"), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor's organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor's portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor's operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund's management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

                               GENERAL INFORMATION

     The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Portfolios described in this SAI had not commenced operations as of November 30, 2001.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

                                 CODE OF ETHICS

     The Fund, the Trust and the Advisor have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interests of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for shares of mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of a Master Fund becomes bankrupt, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     The Portfolios had not yet commenced operations as of the date of this SAI, and there were not yet any public shareholders.

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                               PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

     Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless a shareholder invests in a Portfolio through a retirement plan, shareholders should consider the tax implications of investing and consult their own tax advisors. Different tax rules may apply, depending on whether for federal income tax purposes the Master Funds are partnerships (as in the case of LD U.S. Marketwide Value Series and LD U.S. Marketwide Series) or corporations (as in the case of HD U.S. Marketwide Value Series and HD U.S. Marketwide Series). These rules could affect the amount, timing, and character of the income received by shareholders of a Portfolio.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     A Portfolio derives income generally in the form of dividends (in the case of a Master Fund taxed as a corporation) or dividends and interest (in the case of a Master Fund taxed as a partnership) earned by the Master Fund on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

     A Master Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. With respect to Master Funds treated as partnerships for tax purposes, distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income, and distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. With respect to Master Funds treated as corporations for tax purposes, distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income, and distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

     Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from a Master Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company ("RIC") by satisfying certain income distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a RIC, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a RIC, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

     The Code requires a Portfolio to distribute to shareholders by December 31 of each year at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve-month period ending October 31 (in addition to undistributed amounts from the prior year) in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) but does not guarantee that its distributions will be sufficient to eliminate all taxes.

DIVIDENDS-RECEIVED DEDUCTION

     Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. With respect to dividends that are received on portfolio securities, the Master Funds may not be eligible to pass through the corporate dividends-received deduction attributable to their respective holdings of U.S. equity securities to the Portfolios, and the Portfolios may not be eligible to pass through the deduction to their corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met.

LIMITATION ON DEDUCTIBILITY OF LOSSES

     Losses incurred on the sale of securities by one Master Fund to another Master Fund may be disallowed if, as of the date of sale, the selling and purchasing Master Funds are considered related parties. The Master Funds are treated as related parties if the same persons (or, in the case of a sale of securities by one Master Fund organized as a corporation (each a "Corporate Master Fund") to another Corporate Master Fund, five or fewer persons) own directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing Master Fund. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of a corresponding Master Fund on a pro rata basis for purposes of applying this loss disallowance rule. However, in applying the attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

REDEMPTION OF PORTFOLIO SHARES

     Redemptions (including redemptions in kind) and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes and can cause a shareholder to recognize a gain or loss. If a shareholder redeems Portfolio shares or exchanges the shares for those of a different Portfolio in the same or a different Master Fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. If a shareholder holds shares as a capital asset, the gain or loss realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the shares are held.

     Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

     Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

     To the extent a Master Fund invests in certain U.S. Government obligations, dividends paid by the LD U.S. Marketwide Value Portfolio and the LD U.S. Marketwide Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-baked obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. Dividends derived from this interest income paid to shareholders of the HD U.S. Marketwide Value Portfolio or HD U.S. Marketwide Portfolio will not be exempt from state and local personal income tax by virtue of the federal income tax status of these Master Funds as corporations.

COMPLEX SECURITIES

     A Master Fund may invest in complex securities, and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer a Master Fund's recognition of losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

     The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                         CALCULATION OF PERFORMANCE DATA

     The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is, by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

     As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

                       n
               P(1 + T)  = ERV
     where:
               P =   a hypothetical initial payment of $1,000
               T =   average annual total return
               n =   number of years
               ERV = ending redeemable value of a hypothetical $1,000
                     payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

     The Portfolios and Master Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios and Master Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or Master Funds or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, FL 33301, are the independent certified public accountants to the Fund and the Trust. They audit the Fund's and the Trust's annual financial statements. Because the Portfolios and the Master Funds had not commenced operations as of November 30, 2001, the annual reports of the Fund and the Trust for the fiscal year ended November 30, 2001, do not contain any data regarding the Portfolios and the Master Funds.

              DFA INVESTMENT DIMENSIONS GROUP INC. (64/65)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

        (a)    Articles of Incorporation.
               (1) Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of State on September 18, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 43/44
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  October 4, 1996.

               (2) Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of State on December 28, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 39/40
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  January 30, 1996.

               (3) Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of State on July 12, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 41/42
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  May 24, 1996.

               (4) Articles Supplementary dated October 18, 1996 as filed with the Maryland Secretary of State on December 5, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 44/45
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  December 19, 1996.

               (5) Articles of Amendment dated December 20, 1996 as filed with the Maryland Secretary of State on December 20, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 44/45
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  December 19, 1996.

               (6) Articles of Amendment dated July 28, 1997 as filed with the Maryland Secretary of State on August 1, 1997.

                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 46/47
                                    to Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  September 16, 1997.

               (7) Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17, 1997.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 46/47
                                    to Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  September 16, 1997.

               (8) Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of State on November 12, 1998
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 50/51
                                    to Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  January 22, 1999.

               (9) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                      *      Tax-Managed U.S. 5-10 Value Portfolio;
                      *      Tax-Managed U.S. 6-10 Small Company
                             Portfolio;
                      *      Tax-Managed DFA International Value
                             Portfolio; and
                      * Tax-Managed U.S. Marketwide Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 50/51
                                    to Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  January 22, 1999.

               (10) Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re: the addition of the:
                      *      Tax-Managed U.S. Marketwide Value
                             Portfolio X;
                      *      Tax-Managed U.S. 5-10 Value Portfolio X;
                      *      Tax-Managed U.S. 6-10 Small Company
                             Portfolio X; and
                      *      Tax-Managed DFA International Value
                             Portfolio X
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 55/56
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  September 13, 1999.

               (11) Articles Supplementary as filed with the Maryland Secretary of State on July 26, 2000 re: the addition of:
                      *      LD U.S. Large Company Portfolio;
                      *      HD U.S. Large Company Portfolio;

                      *      LD U.S. Marketwide Value Portfolio; and
                      *      HD U.S. Marketwide Value Portfolio
                      and re:  the elimination of:
                      *      Tax-Managed U.S. Marketwide Value
                             Portfolio X;
                      *      Tax-Managed U.S. 5-10 Value Portfolio X;
                      *      Tax-Managed U.S. 6-10 Small Company
                             Portfolio X; and
                      *      Tax-Managed DFA International Value
                             Portfolio X
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 58/59
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  July 28, 2000.

               (12) Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the name of the following Portfolio:
                      * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 59/60
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  January 26, 2001.

               (13) Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the name of the following Portfolios:
                      * U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                      * U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                      *      U.S. 4-10 Value Portfolio to U.S. Small XM
                             Value Portfolio
                      * U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                      *      Tax-Managed U.S. 6-10 Small Company
                             Portfolio to Tax-Managed U.S. Small Cap
                             Portfolio
                      * Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 60/61
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  March 23, 2001.

               (14) Articles Supplementary as filed with the Maryland Secretary of State on August 1, 2001 re: the addition of the:
                      *      Tax-Managed U.S. Marketwide Portfolio
                      Filing:       Post-Effective Amendment No. 63/64
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  September 7, 2001.

               (15) Articles of Amendment as filed with the Maryland Secretary of State on August 1, 2001 to change the name of the following Portfolios:

                      * LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                      * HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 63/64
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  September 7, 2001.

        (b)    By-Laws.
               Amended By-Laws of the Registrant.
               INCORPORATED HEREIN BY REFERENCE TO:
               Filing:       Post-Effective Amendment No. 62/63 to the
                             Registrant's Registration Statement on
                             Form N-1A.
               File Nos.:    2-73948 and 811-3258.
               Filing Date:  July 10, 2001.

        (c)    Instruments Defining the Rights of Securityholders.
               (1) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement dated August 8, 1995.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 43/44
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  October 4, 1996.

        (d)    Investment Advisory Agreement.
               (1)    Investment Management Agreements.
                      (a) Investment Management Agreement between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 13, 1987 re: the:
                             *      DFA Five-Year Government Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 48/49 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   March 20, 1998.

                      (b) Investment Management Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                             *      DFA Global Fixed Income Portfolio
                                    (formerly the DFA Global Bond
                                    Portfolio).
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 48/49 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   March 20, 1998.

                      (c) Investment Management Agreement between the Registrant and DFA dated September 24, 1990 re: the:
                             *      DFA Intermediate Government Fixed
                                    Income Portfolio (formerly the DFA
                                    Intermediate Government Bond
                                    Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (d) Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
                             *      Large Cap International Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (e) Amendment to Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, effective on September 21, 1992 re: the:
                             *      DFA Real Estate Securities
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 48/49 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   March 20, 1998.

                      (f) Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
                             *      DFA International Small Cap Value
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (g) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                             *      VA Large Value Portfolio (formerly
                                    known as the DFA Global Value
                                    Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (h) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                             *      VA Small Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (i) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                             *      VA International Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (j) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                             *      VA International Small Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (k) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                             *      VA Short-Term Fixed Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (l) Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
                             *      International Small Company
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (m) Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio;
                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio; and
                             *      Tax-Managed DFA International Value
                                    Portfolio

                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                             (1)    Form of Addendum Number One re:
                                    the reflection of the following
                                    name changes:
                                    *       Tax-Managed U.S. 5-10 Value
                                            Portfolio to the
                                            Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    *       Tax-Managed U.S. 6-10 Small
                                            Company Portfolio to the
                                            Tax-Managed U.S. Small Cap
                                            Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 60/61
                                                   to the Registrant's
                                                   Registration
                                                   Statement on Form
                                                   N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   March 23, 2001.

               (2)    Sub-advisory Agreements.
                      (a)    Sub-Advisory Agreement between the
                             Registrant, DFA and DFA Australia Ltd.
                             (formerly DFA Australia Pty Limited) dated
                             September 21, 1995 re:  the:
                             *      VA International Small Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 37/38 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   November 22, 1995.

                      (b)    Sub-Advisory Agreement between the
                             Registrant, DFA and Dimensional Fund
                             Advisors Ltd. dated September 21, 1995
                             re:  the:
                             *      VA International Small Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 37/38 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   November 22, 1995.

                      (c) Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 55/56 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 13, 1999.

                      (d)    Consultant Services Agreement between
                             DFA and Dimensional Fund Advisors Ltd.

                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 55/56 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 13, 1999.

        (e)    Underwriting Contracts.
               (1)    Agreement between the Registrant and DFA
                      Securities Inc.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 48/49
                                    to Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  March 20, 1998.

        (f)    Bonus or Profit Sharing Plans.
               Not Applicable.

        (g)    Custodian Agreements.
               (1) Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:
                      *      Enhanced U.S. Large Company Portfolio;
                      *      DFA Two-Year Corporate Fixed Income
                             Portfolio; and
                      *      DFA Two-Year Government Portfolio
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 37/38
                                    to Registration Statement of the
                                    Registrant on form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  November 22, 1995.

               (2)    Form of Custodian Agreement between the
                      Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
                      *      U.S. 9-10 Small Company Portfolio;
                      *      U.S. Large Company Portfolio;
                      *      DFA One-Year Fixed Income Portfolio;
                      * DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
                      *      DFA Five-Year Government Portfolio
                      Previously filed with this registration statement and incorporated herein by reference.

                      (a)    Addendum Number One
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (b)    Addendum Number Two re:  the addition of:
                             *      Tax-Managed U.S. Marketwide Value
                                    Portfolio X;
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio X;

                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio X; and
                             *      Tax-Managed DFA International Value
                                    Portfolio X
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 55/56 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 13, 1999.

                      (c)    Addendum Number Three re:  the addition of:
                             *      LD U.S. Large Company Portfolio;
                             *      HD U.S. Large Company Portfolio;
                             *      LD U.S. Marketwide Value Portfolio;
                                    and
                             *      HD U.S. Marketwide Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 58/59 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   July 28, 2000.

                      (d) Addendum Number Four re: the reflection of the following name change:
                             *      RWB/DFA International High Book to
                                    Market Portfolio to the AAM/DFA
                                    International High Book to Market
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 59/60 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 26, 2001.

                      (e)    Form of Addendum Number Five re:  the
                             reflection of the following name changes:
                             *      U.S. 9-10 Small Company Portfolio
                                    to U.S. Micro Cap Portfolio
                             *      U.S. 6-10 Small Company Portfolio
                                    to U.S. Small Cap Portfolio
                             *      U.S. 4-10 Value Portfolio to U.S.
                                    Small XM Value Portfolio
                             *      U.S. 6-10 Value Portfolio to U.S.
                                    Small Cap Value Portfolio
                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio to Tax-Managed U.S. Small
                                    Cap Portfolio
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio to Tax-Managed U.S. Small
                                    Cap Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 60/61 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   March 23, 2001.

                      (f)    Addendum Number Six re:  the addition of
                             the:
                             *      Tax-Managed U.S. Marketwide
                                    Portfolio;
                                    and the reflection of the
                                    following name changes:
                             *      LD U.S. Large Company Portfolio to
                                    LD U.S. Marketwide Portfolio
                             *      HD U.S. Large Company Portfolio to
                                    HD U.S. Marketwide Portfolio
                             Filing:        Post-Effective Amendment
                                            No. 63/64 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

        (h)    Other Material Contracts.
               (1)    Transfer Agency Agreement.
                      Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989. INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 48/49
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  March 20, 1998.

                      (a)    Addendum Number One
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (b)    Addendum Number Two re:  the addition of:
                             *      Tax-Managed U.S. Marketwide Value
                                    Portfolio X;
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio X;
                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio X; and
                             *      Tax-Managed DFA International Value
                                    Portfolio X
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 55/56 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 13, 1999.

                      (c)    Addendum Number Three re:  the addition
                             of:
                             *      LD U.S. Large Company Portfolio;
                             *      HD U.S. Large Company Portfolio;
                             *      LD U.S. Marketwide Value Portfolio;
                                       and
                             *      HD U.S. Marketwide Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 58/59 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.

                             Filing Date:   July 28, 2000.

                      (d) Addendum Number Four re: the reflection of the following name change:
                             *      RWB/DFA International High Book to
                                    Market Portfolio to the AAM/DFA
                                    International High Book to Market
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 59/60 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 26, 2001.

                      (e)    Form of Addendum Number Five re:  the
                             reflection of the following name changes:
                             *      U.S. 9-10 Small Company Portfolio
                                    to U.S. Micro Cap Portfolio
                             *      U.S. 6-10 Small Company Portfolio
                                    to U.S. Small Cap Portfolio
                             *      U.S. 4-10 Value Portfolio to U.S.
                                    Small XM Value Portfolio
                             *      U.S. 6-10 Value Portfolio to U.S.
                                    Small Cap Value Portfolio
                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio to Tax-Managed U.S. Small
                                    Cap Portfolio
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio to Tax-Managed U.S. Small
                                    Cap Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 60/61 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   March 23, 2001.

                      (f) Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
                             Filing:        Post-Effective Amendment
                                            No. 63/64 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

                      (g) Addendum Number Seven re: the addition of the:
                             *      Tax-Managed U.S. Marketwide
                                    Portfolio and the reflection of the
                                    following name changes:
                             *      LD U.S. Large Company Portfolio to
                                    LD U.S. Marketwide Portfolio
                             *      HD U.S. Large Company Portfolio to
                                    HD U.S. Marketwide Portfolio
                             Filing: Post-Effective Amendment No. 63/64 to the Registrant's Registration Statement on Form N-1A.

                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

               (2) Administration and Accounting Agreement Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 48/49
                                    to Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  March 20, 1998.

                             (a) Addendum Number One
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (b)    Addendum Number Two re:  the addition of:
                             *      Tax-Managed U.S. Marketwide Value
                                    Portfolio X;
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio X;
                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio X; and
                             *      Tax-Managed DFA International Value
                                    Portfolio X
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 55/56 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 13, 1999.

                      (c)    Addendum Number Three re:  the addition of:
                             *      LD U.S. Large Company Portfolio;
                             *      HD U.S. Large Company Portfolio;
                             *      LD U.S. Marketwide Value Portfolio;
                                       and
                             *      HD U.S. Marketwide Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 58/59 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   July 28, 2000.

                      (d) Addendum Number Four re: the reflection of the following name change:
                             *      RWB/DFA International High Book to
                                    Market Portfolio to the AAM/DFA
                                    International High Book to Market
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 59/60 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.

                             Filing Date:   January 26, 2001.

                      (e)    Form of Addendum Number Five re:  the
                             reflection of the following name changes:
                             *      U.S. 9-10 Small Company Portfolio
                                    to U.S. Micro Cap Portfolio
                             *      U.S. 6-10 Small Company Portfolio
                                    to U.S. Small Cap Portfolio
                             *      U.S. 4-10 Value Portfolio to U.S.
                                    Small XM Value Portfolio
                             *      U.S. 6-10 Value Portfolio to U.S.
                                    Small Cap Value Portfolio
                             *      Tax-Managed U.S. 6-10 Small Company
                                    Portfolio to Tax-Managed U.S. Small
                                    Cap Portfolio
                             *      Tax-Managed U.S. 5-10 Value
                                    Portfolio to Tax-Managed U.S. Small
                                    Cap Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 60/61 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   March 23, 2001.

                      (f) Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
                             Filing:        Post-Effective Amendment
                                            No. 63/64 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

                      (g)    Addendum Number Seven re:  the addition of
                             the:
                             *      Tax-Managed U.S. Marketwide
                                    Portfolio and the reflection of the
                                    following name changes:
                             *      LD U.S. Large Company Portfolio to
                                    LD U.S. Marketwide Portfolio
                             *      HD U.S. Large Company Portfolio to
                                    HD U.S. Marketwide Portfolio
                             Filing:        Post-Effective Amendment No. 63/64
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

               (3)    Administration Agreements.
                      Administration Agreements between the Registrant and DFA.
                      (a)    Dated January 6, 1993 re:  the
                             *      DFA One-Year Fixed Income Portfolio
                                    (formerly The DFA Fixed Income
                                    Shares)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.

                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999

                      (b)    Dated August 8, 1996 re:  the:
                             *      Japanese Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (c)    Dated August 8, 1996 re:  the
                             *      United Kingdom Small Company
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (d)    Dated August 8, 1996 re:  the
                             *      Continental Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (e)    Dated December 1, 1995 re:  the:
                             *      U.S. Large Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (f)    Dated August 8, 1996 re:  the
                             *      Pacific Rim Small Company Portfolio
                                    (The Series became a feeder portfolio of
                                    DFA/ITC on January 15, 1993.)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (g)    Dated January 6, 1993 re:  the
                             *      U.S. 6-10 Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.

                             Filing Date:   January 22, 1999.

                             (1)    Form of Addendum Number One re:
                                    the reflection of the following
                                    name change:
                                    *       U.S. 6-10 Small Company
                                            Portfolio to U.S. Small Cap
                                            Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 60/61
                                                   to the Registrant's
                                                   Registration
                                                   Statement on Form
                                                   N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   March 23, 2001.

                      (h)    Dated January 6, 1993 re:  the:
                             *      U.S. Portfolio (formerly the U.S.
                                    Large Cap High Book-to-Market
                                    Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (i)    Dated January 6, 1993 re:  the:
                             *      U.S. 6-10 Value Portfolio (formerly
                                    the U.S. Small Cap High Book to
                                    Market Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                             (1)    Form of Addendum Number One re:
                                    the reflection of the following
                                    name change:
                                    *       U.S. 6-10 Value Portfolio
                                            (formerly the U.S. Small
                                            Cap High Book to Market
                                            Portfolio) to U.S. Small
                                            Cap Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 60/61
                                                   to the Registrant's
                                                   Registration
                                                   Statement on Form N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   March 23, 2001.

                      (j)    Dated February 8, 1996 re:  the
                             *      RWB/DFA International High Book to
                                    Market Portfolio (formerly DFA
                                    International High Book to Market
                                    Portfolio; formerly the Reinhardt
                                    Werba Bowen International Large
                                    Stock Portfolio)

                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                             (1)    Addendum Number One re:  the
                                    reflection of the following name
                                    change:
                                    *       RWB/DFA U.S. High Book to
                                            Market Portfolio to the
                                            AAM/DFA U.S. High Book to
                                            Market Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 59/60
                                                   to Registrant's
                                                   Registration
                                                   Statement on Form
                                                   N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   January 26, 2001.

                      (k)    Dated March 30, 1994 re:
                             *      Emerging Markets Portfolios
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (l)    Dated February 8, 1996 re:  the:
                             *      Enhanced U.S. Large Company
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (m)    Dated February 8, 1996 re:  the:
                             *      DFA Two-Year Corporate Fixed Income
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (n)    Dated February 8, 1996 re:  the
                             *      DFA Two-Year Global Fixed Income
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (o)    Dated February 8, 1996 re:  the:

                             *      DFA Two-Year Government Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (p)    Dated August 8, 1996 re:  the:
                             *      International Small Company
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (q)    Dated December 19, 1996 re:  the:
                             *      Emerging Markets Small Cap Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (r)    Dated November 30, 1997 re:  the:
                             *      U.S. 9-10 Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                             (1)    Form of Addendum Number One re:
                                    the reflection of the following
                                    name change:
                                    *       U.S. 9-10 Small Company
                                            Portfolio to U.S. Micro Cap
                                            Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 60/61
                                                   to the Registrant's
                                                   Registration
                                                   Statement on Form N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   March 23, 2001.

                      (s)    Dated November 30, 1997 re:  the:
                             *      U.S. 4-10 Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                             (1)    Form of Addendum Number One re:
                                    the reflection of the following
                                    name change:
                                    *       U.S. 4-10 Value Portfolio
                                            to U.S. Small XM Value
                                            Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 60/61
                                                   to the Registrant's
                                                   Registration
                                                   Statement on Form N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   March 23, 2001.

                      (t)    Dated November 30, 1997 re:  the:
                             *      Emerging Markets Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (u)    Dated December 8, 1998 re:  the:
                             *     Tax-Managed U.S. Marketwide Value
                                   Portfolio;
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 50/51 to Registrant's
                                            Registration Statement on
                                            Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   January 22, 1999.

                      (v)    Form of Amended and Restated re:  the:
                             *      LD U.S. Marketwide Portfolio
                                    (formerly, LD U.S. Large Company
                                    Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 63/64 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

                      (w)    Form of Amended and Restated re:  the:
                             *      HD U.S. Marketwide Portfolio
                                    (formerly, HD U.S. Large Company
                                    Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 63/64 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

                      (x)    Dated July 26, 2000 re:  the:
                             *      LD U.S. Marketwide Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 58/59 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.

                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   July 28, 2000.

                      (y)    Dated July 26, 2000 re:  the:
                             *      HD U.S. Marketwide Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 58/59 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   July 28, 2000.

                      (z)    Dated August 1, 2001 re:  the:
                             *      Tax-Managed U.S. Marketwide
                                    Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 61/62 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   May 18, 2001.

               (4)    Other.
                      (a) Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 33/34 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   June 19, 1995.

                      (b)    Participation Agreement between DFA
                             Investment Dimensions Group, Inc., DFA,
                             DFA Securities, Inc. and National Home
                             Life Assurance Company.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 33/34 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   June 19, 1995.

                      (c)    Form of Client Service Agent Agreement
                             re:  the:
                             * RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:        Post-Effective Amendment
                                            No. 37/38 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   November 22, 1995.

                             (1)    Addendum Number One re:  the
                                    reflection of the following name
                                    change:

                                    *       RWB/DFA International High
                                            Book to Market Portfolio to
                                            the AAM/DFA International
                                            High Book to Market
                                            Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:        Post-Effective
                                                   Amendment No. 59/60
                                                   to the Registrant's
                                                   Registration
                                                   Statement on Form N-1A.
                                    File Nos.:     2-73948 and 811-3258.
                                    Filing Date:   January 26, 2001.

                      (d) Expense Waiver and Assumption Agreement between the Registrant and DFA and dated July 27, 2001.
                             Filing:        Post-Effective Amendment
                                            No. 63/64 to the
                                            Registrant's Registration
                                            Statement on Form N-1A.
                             File Nos.:     2-73948 and 811-3258.
                             Filing Date:   September 7, 2001.

        (i)    Legal Opinion.

               (1)    Legal Opinion of Stradley, Ronon, Stevens &
                      Young, LLP.
                      Filing:       Post-Effective Amendment No. 63/64
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  September 7, 2001.

        (j)    Other Opinions.

               (1) Consents of PricewaterhouseCoopers LLP re: all of the Portfolios of the Registrant except AAM/DFA International High Book to Market Portfolio. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.j.1.

               (2) Consent of PricewaterhouseCoopers LLP re: the AAM/DFA International High Book to Market Portfolio.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 34/35
                                    to Dimensional Investment Group
                                    Inc.'s Registration Statement on
                                    Form N-1A.
                      File Nos.:    33-33980 and 811-6067.
                      Filing Date:  March 27, 2002.

        (k)    Omitted Financial Statements.
               Not applicable.

        (l)    Initial Capital Agreements.
               Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
               Previously filed with this registration statement and incorporated herein by reference.

        (m)    Rule 12b-1 Plans.
               Not Applicable

        (n)    Plans pursuant to Rule 18f-3.
               Not Applicable.

        (o)    Powers-of-Attorney.
               (1)    Powers-of-Attorney appointing David G. Booth, Rex
                      A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated October 13, 2000.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 62/63
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  July 10, 2001.

               (2)    Powers-of-Attorney appointing David G. Booth, Rex
                      A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated January 24, 2001.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 59/60
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  January 26, 2001.

        (p)    Codes of Ethics.
               (1)    Code of Ethics of Registrant.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 58/59
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  July 28, 2000.

               (2)    Code of Ethics of Advisor and Underwriter.
                      INCORPORATED HEREIN BY REFERENCE TO:
                      Filing:       Post-Effective Amendment No. 58/59
                                    to the Registrant's Registration
                                    Statement on Form N-1A.
                      File Nos.:    2-73948 and 811-3258.
                      Filing Date:  July 28, 2000.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
               FUND.
               None.

ITEM 25.       INDEMNIFICATION.
               Reference is made to Section 1 of Article XI of the Registrant's By-Laws, approved through July 26, 2000, which are incorporated herein by reference to Post-Effective Amendment No. 62/63 to the Registrant's Registration Statement on Form N-1A as filed July 10, 2001, which provide for indemnification, as set forth below.

                      With respect to the indemnification of the Officers and Directors of the Corporation:

                      (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                      (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

                      (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
               (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

                      The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                      Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

               (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

               (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27.       PRINCIPAL UNDERWRITERS.
               Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.

                      (a)    Not applicable.

                      (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March 31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.

                      (c)    Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS.
               The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

               NAME                                  ADDRESS
               DFA Investment Dimensions Group Inc.  1299 Ocean Avenue
                                                     11th Floor
                                                     Santa Monica, CA  90401

               PFPC Inc.                             400 Bellevue Parkway,
                                                     Wilmington, DE 19809

ITEM 29.       MANAGEMENT SERVICES.
               None.

ITEM 30.       UNDERTAKINGS.
               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 64/65 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 25th day of March, 2002.

                             DFA INVESTMENT DIMENSIONS GROUP INC.
                                            (Registrant)

                             By:    /s/David G. Booth *
                                    -------------------
                                    David G. Booth, President
                                    (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 64/65 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                        TITLE                           DATE
---------                        -----                           ----
/s/David G. Booth             *  President, Director and         March 25, 2002
-------------------------------  Chairman-Chief
David G. Booth                   Executive Officer


/s/ Rex A. Sinquefield        *  Director and                    March 25, 2002
-------------------------------  Chairman-Chief
Rex A. Sinquefield               Investment Officer


/s/Michael T. Scardina        *  Chief Financial                 March 25, 2002
-------------------------------  Officer, Treasurer
Michael T. Scardina              and Vice President


/s/ George M. Constantinides  *  Director                        March 25, 2002
-------------------------------
George M. Constantinides

/s/John P. Gould              *  Director                        March 25, 2002
-------------------------------
John P. Gould

/s/ Roger G. Ibbotson         *  Director                        March 25, 2002
-------------------------------
Roger G. Ibbotson

/s/ Myron S. Scholes          *  Director                        March 25, 2002
-------------------------------
Myron S. Scholes

/s/ Abbie J. Smith            *  Director                        March 25, 2002
-------------------------------
Abbie J. Smith


    * By:      /s/Valerie A. Brown
               -------------------------
               Valerie A. Brown
               Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, as of the 25th day of March, 2002.

                             THE DFA INVESTMENT TRUST COMPANY
                                            (Registrant)

                             By:    /s/David G. Booth        *
                                    --------------------------
                                    David G. Booth, President
                                    (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 64/65 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.


SIGNATURE                        TITLE                           DATE
---------                        -----                           ----
/s/ David G. Booth            *  President, Trustee and          March 25, 2002
-------------------------------  Chairman-Chief
David G. Booth                   Executive Officer


/s/ Rex A. Sinquefield        *  Trustee and                     March 25, 2002
-------------------------------  Chairman-Chief
Rex A. Sinquefield               Investment Officer


/s/ Michael T. Scardina       *  Chief Financial                 March 25, 2002
-------------------------------  Officer, Treasurer
Michael T. Scardina              and Vice President


/s/ George M. Constantinides  *  Trustee                         March 25, 2002
-------------------------------
George M. Constantinides

/s/ John P. Gould             *  Trustee                         March 25, 2002
-------------------------------
John P. Gould

/s/ Roger G. Ibbotson         *  Trustee                         March 25, 2002
-------------------------------
Roger G. Ibbotson

/s/ Myron S. Scholes          *  Trustee                         March 25, 2002
-------------------------------
Myron S. Scholes

/s/ Abbie J. Smith           *   Trustee                         March 25, 2002
-------------------------------
Abbie J. Smith


    * By:      /s/Valerie A. Brown
               -------------------------
               Valerie A. Brown
               Attorney-in-Fact (Pursuant to a Power-of-Attorney)

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California as of the 25th day of March, 2002.

                                    DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                                                     (Registrant)

                                    By: /s/ David G. Booth*
                                        -------------------
                                        David G. Booth, President
                                            (Signature and Title)

The undersigned Directors and principal officers of DIMENSIONAL EMERGING MARKETS VALUE FUND INC. consent to the filing of this Post-Effective Amendment No. 64/65 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.


SIGNATURE                               TITLE                              DATE
---------                               -----                              ----
/s/ David G. Booth       *              President, Director and            March 25, 2002
--------------------------              Chairman-Chief
David G. Booth                          Executive Officer

/s/ Rex A. Sinquefield   *              Director and                       March 25, 2002
--------------------------              Chairman-Chief
Rex A. Sinquefield                      Investment Officer

/s/ Michael T. Scardina*                Chief Financial                    March 25, 2002
------------------------                Officer, Treasurer
Michael T. Scardina                     and Vice President

/s/ George M. Constantinides*           Director                           March 25, 2002
-----------------------------
George M. Constantinides

/s/ John P. Gould*                      Director                           March 25, 2002
------------------
John P. Gould

/s/ Roger G. Ibbotson    *              Director                           March 25, 2002
--------------------------
Roger G. Ibbotson

/s/ Myron S. Scholes     *              Director                           March 25, 2002
--------------------------
Myron S. Scholes

/s/ Abbie J. Smith       *              Director                           March 25, 2002
--------------------------
Abbie J. Smith


     * By:    /s/ Valerie A. Brown
              --------------------
              Valerie A. Brown
              Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A EXHIBIT NO.      EDGAR EXHIBIT NO.      DESCRIPTION
----------------      -----------------      -----------
23(j)(1)              EX-99.j.1              Consents of Auditor